                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-7450
                                                     ________

                        MetLife Investment Funds, Inc.
                        ______________________________
              (Exact name of registrant as specified in charter)

                     400 Atrium Drive, Somerset, NJ 08873
                     ____________________________________
              (Address of principal executive offices) (Zip code)

                                Alan C. Leland.
                                   President
                        MetLife Investment Funds, Inc.
                               400 Atrium Drive
                          Somerset, New Jersey 08873
                          __________________________
                    (Name and address of agent for service)

                                   Copy To:
                             Christopher E. Palmer
                                Goodwin Proctor
                           901 New York Avenue, N.W.
                            Washington, D.C. 20001
                            ______________________
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: 732-514-2000
                                                           ____________

                     Date of fiscal year end: December 31
                                              ___________

                 Date of reporting period: September 30, 2007
                                           __________________

ITEM 1. Schedule of Investments

        The Registrant's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Portfolio of Investments
MetLife Investment Funds, Inc. / International Stock Fund / September 30, 2007 (Unaudited)


Shares                                                                Value
------                                                             -----------
COMMON STOCKS - 98.3%
AUSTRALIA - 3.5%
  3,111 AGL Energy Ltd.                                            $    43,606
 55,845 AMP Ltd.                                                       519,936
  6,701 APN News & Media Ltd.                                           31,082
 29,951 Australia & New Zealand Banking Group Ltd. #                   785,813
  2,747 Australian Stock Exchange Ltd.                                 130,181
  3,626 Bank of Queensland Ltd. #                                       55,054
 28,706 BHP Billiton Ltd. #                                          1,125,789
 14,526 BlueScope Steel Ltd. #                                         137,878
173,988 Centro Shopping America Trust REIT                             162,928
 17,506 Coates Hire Ltd. #                                              93,446
    816 Cochlear Ltd.                                                   56,513
 25,170 Commonwealth Bank of Australia                               1,253,694
 23,974 Commonwealth Property Office Fund                               35,448
  8,755 Crane Group Ltd.                                               132,088
    485 CSL Ltd.                                                        46,322
 77,194 DB RREEF Trust                                                 137,099
  3,900 Flight Centre Ltd. #                                            74,833
129,096 Goodman Fielder Ltd. #                                         294,160
 30,218 Gunns Ltd. #                                                    74,268
  9,688 John Fairfax Holdings Ltd.                                      40,400
  4,236 Jubilee Mines NL #                                              64,616
 11,072 Just Group Ltd.                                                 50,924
  7,414 Leighton Holdings Ltd. #                                       336,235
  5,907 Macarthur Coal Ltd.                                             35,426
361,043 Macquarie Airports                                           1,387,346
  4,452 Macquarie Bank Ltd. #                                          330,513
380,269 Macquarie DDR Trust                                            396,735
  1,117 Macquarie Goodman Group                                          6,811
 12,271 Macquarie Infrastructure Group #                                34,133
223,916 Macquarie Office Trust                                         309,531
  8,850 MFS Ltd.                                                        36,592
 47,222 Minara Resources Ltd.                                          270,053
 73,883 National Australia Bank Ltd. #                               2,591,226
  9,418 OneSteel Ltd.                                                   57,767
  1,698 Orica Ltd.                                                      45,078
 12,445 Oxiana Ltd. #                                                   42,444
 68,913 Pacific Brands Ltd.                                            189,901
 11,591 Perilya Ltd.                                                    40,657
 27,528 PMP Ltd. #                                                      36,941
 34,499 Qantas Airways Ltd.                                            170,136
 41,561 QBE Insurance Group Ltd.                                     1,239,880
  4,787 Santos Ltd.                                                     64,129
  1,779 Suncorp-Metway Ltd.                                             31,913
 16,342 Tattersall's Ltd. #                                             57,578
 43,716 Telstra Corp. Ltd. #                                           168,446
  2,272 United Group Ltd. #                                             37,141
  3,543 Wesfarmers Ltd. #                                              132,159
  2,357 West Australian Newspapers Holdings Ltd. #                      32,322
  2,698 Westfield Group                                                 51,712
 24,184 Westpac Banking Corp.                                          608,798
 18,408 Woolworths Ltd.                                                483,241
156,082 Zinifex Ltd.                                                 2,426,296
                                                                   -----------
                                                                    16,997,218
                                                                   -----------
AUSTRIA - 0.5%
 25,300 Voestalpine AG                                               2,177,154
                                                                   -----------
                                                                     2,177,154
                                                                   -----------
BELGIUM - 1.5%
 12,100 Delhaize Group                                               1,155,234
146,596 Fortis #                                                     4,300,946
 27,014 UCB SA                                                       1,590,834
                                                                   -----------
                                                                     7,047,014
                                                                   -----------
BERMUDA - 0.4%
  5,500 Esprit Holdings Ltd.                                            86,772
  3,600 Jardine Matheson Holdings Ltd.                                 102,767
277,000 Pacific Basin Shipping Ltd.                                    569,685
 20,000 Shangri-La Asia Ltd.                                            67,553
550,000 Synear Food Holdings Ltd. #                                    763,881
 44,000 Texwinca Holdings Ltd.                                          36,514
 32,000 VTech Holdings Ltd. #                                          234,987
 16,000 Yue Yuen Industrial Holdings #                                  47,835
                                                                   -----------
                                                                     1,909,994
                                                                   -----------
CANADA - 0.6%
 71,400 Gerdau Ameristeel Corp.                                        845,059
 13,600 Sun Life Financial, Inc. #                                     712,664
 28,200 Teck Cominco Ltd. Class B #                                  1,336,751
                                                                   -----------
                                                                     2,894,474
                                                                   -----------
CAYMAN ISLANDS - 0.0%
  2,500 ASM Pacific Technology Ltd. #                                   22,177
 11,000 Foxconn International Holdings Ltd. #*                          30,037
 80,000 HKR International Ltd.                                          62,730
                                                                   -----------
                                                                       114,944
                                                                   -----------
DENMARK - 0.5%
 13,842 Novo-Nordisk A/S                                             1,666,295
  4,160 Novo-Nordisk A/S Class B                                       501,963
                                                                   -----------
                                                                     2,168,258
                                                                   -----------
FINLAND - 1.3%
159,791 Nokia OYJ                                                    6,028,021
                                                                   -----------
FRANCE - 10.6%
 31,266 Air France-KLM #                                             1,144,578
100,505 Alcatel SA #                                                 1,029,879
 37,776 BNP Paribas SA #                                             4,116,612
    257 Cap Gemini SA #                                                 15,776
 25,373 Carrefour SA* #                                              1,772,118
 12,112 Casino Guichard-Perrachon et Compagnie SA #                  1,265,647
  2,541 Christian Dior SA                                              323,952
 22,375 Compagnie de Saint Gobain SA #                               2,323,121

Portfolio of Investments
MetLife Investment Funds, Inc. / International Stock Fund / September 30, 2007 (Unaudited) (continued)


Shares                                                                 VALUE
------                                                              -----------
    5,900 Compagnie Generale des Etablissements Michelin            $   790,733
   74,250 Credit Agricole SA #                                        2,853,098
   19,915 Eutelsat Communications                                       492,362
  121,080 France Telecom SA #                                         4,043,471
   13,700 Lagardere SCA                                               1,161,930
   11,778 Peugeot SA                                                    969,133
    9,718 Pinault-Printemps-Redoute SA #                              1,821,701
   28,600 Renault SA #                                                4,127,279
   51,856 Sanofi-Aventis #                                            4,383,316
   25,321 Societe Generale #                                          4,231,161
   55,657 Suez SA #                                                   3,267,759
   14,680 Thales SA #                                                   857,972
   95,319 Total SA #                                                  7,689,897
      500 UBISOFT Entertainment *                                        34,362
    1,594 Unibail REIT                                                  408,620
    4,724 Vinci SA                                                      367,636
   41,239 Vivendi SA #                                                1,734,190
                                                                    -----------
                                                                     51,226,303
                                                                    -----------
GERMANY - 12.8%
   34,544 Allianz AG #                                                8,042,381
   41,864 BASF AG #                                                   5,761,149
   24,675 Bayer AG #                                                  1,955,516
    2,052 DaimlerChrysler AG                                            206,088
   37,612 Deutsche Bank AG                                            4,829,171
  122,397 Deutsche Lufthansa AG                                       3,508,772
   18,371 Deutsche Postbank AG #                                      1,344,295
   89,500 Deutsche Telekom AG                                         1,752,966
   26,612 E.ON AG                                                     4,907,487
    2,450 Epcos AG                                                       47,895
   31,310 Infineon Technologies AG *                                    537,056
   21,338 KarstadtQuelle AG *                                           711,490
    6,192 MAN AG                                                        898,984
    6,028 Merck KGaA                                                    725,302
   15,712 Metro AG                                                    1,413,099
   37,321 Muenchener Rueckversicherungs-Gesellschaft AG               7,147,594
   33,754 RWE AG                                                      4,231,218
    5,053 Salzgitter AG                                                 988,575
   98,823 SAP AG                                                      5,769,384
   25,710 Siemens AG                                                  3,522,319
   26,700 Suedzucker AG #                                               534,315
   28,335 ThyssenKrupp AG                                             1,796,724
    2,920 Volkswagen AG #                                               657,832
    3,747 Wincor Nixdorf AG                                             308,838
                                                                    -----------
                                                                     61,598,450
                                                                    -----------
GREAT BRITAIN - 22.3%
   17,692 Anglo American PLC                                          1,176,188
   90,011 AstraZeneca PLC                                             4,486,951
   18,186 Autonomy Corp. PLC #*                                         319,259
  176,800 Aviva PLC                                                   2,650,453
  349,234 BAE Systems PLC                                             3,510,675
  439,514 Barclays PLC                                                5,324,818
   30,235 Berkeley Group Holdings PLC *                                 883,763
   44,607 BHP Billiton PLC                                            1,578,563
    9,753 Blinkx PLC *                                                    5,812
  267,296 BP PLC                                                      3,080,855
   49,900 British American Tobacco PLC                                1,782,162
   42,156 British Energy Group PLC                                      458,925
  376,310 BT Group PLC                                                2,355,836
  131,444 Cadbury Schweppes PLC                                       1,519,157
   13,140 Carnival PLC                                                  624,761
   23,604 Charter PLC *                                                 568,762
   38,707 Cookson Group PLC                                             602,122
   27,554 Daily Mail & General Trust                                    353,961
   26,307 FirstGroup PLC                                                369,324
  354,560 Friends Provident PLC                                       1,242,259
  254,850 GlaxoSmithKline PLC                                         6,735,216
  341,514 HBOS PLC                                                    6,360,699
  141,465 Home Retail Group                                           1,074,154
   29,870 HSBC Holdings PLC                                             550,546
    2,137 HSBC Holdings PLC (HKD) #                                      39,001
  164,661 Imperial Chemical Industries PLC                            2,186,203
   37,275 Imperial Tobacco Group PLC                                  1,702,795
   20,098 Investec PLC                                                  209,532
  205,996 J Sainsbury PLC                                             2,422,796
   19,056 Kesa Electricals PLC                                          106,807
  234,765 Kingfisher PLC                                                855,848
   29,620 Land Securities Group PLC                                   1,014,767
  138,629 Lloyds TSB Group PLC                                        1,532,068
    7,818 Marks & Spencer Group PLC                                      98,028
  127,900 Marston's PLC                                                 881,822
   51,667 Michael Page International PLC                                434,520
   10,584 National Express Group PLC                                    266,927
  104,822 National Grid PLC                                           1,674,422
    5,102 Next PLC                                                      204,082
  249,371 Prudential PLC                                              3,816,551
   53,940 Punch Taverns PLC                                           1,083,302
   18,824 Reckitt Benckiser PLC                                       1,101,677
    3,684 Rightmove PLC #                                                38,799
   17,816 Rio Tinto PLC                                               1,522,091
  137,496 Rolls-Royce Group PLC *                                     1,463,509
  612,027 Royal & Sun Alliance Insurance Group PLC                    1,926,041
  605,457 Royal Bank of Scotland Group PLC                            6,473,241
   37,378 Royal Dutch Shell PLC Class A                               1,532,767
  171,069 Royal Dutch Shell PLC Class A (EUR)                         7,043,820
  135,420 Royal Dutch Shell PLC Class B                               5,534,386
      894 Savills PLC                                                     6,687
   18,585 Smith & Nephew PLC                                            226,497
   38,858 Smiths Group PLC                                              846,301
    9,661 Stagecoach Group PLC                                           44,761
  159,500 Taylor Woodrow PLC                                            896,861
   45,711 Unilever PLC                                                1,439,977
    7,154 Venture Production PLC                                         99,082
1,666,907 Vodafone Group PLC                                          6,016,104
   26,906 WH Smith PLC                                                  211,370
   41,829 Whitbread PLC                                               1,385,296

Portfolio of Investments
MetLife Investment Funds, Inc. / International Stock Fund / September 30, 2007 (Unaudited) (continued)


Shares                                                                Value
------                                                             ------------
200,759 WM Morrison Supermarkets PLC                               $  1,154,245
577,054 Woolworths Group PLC #                                          208,635
 34,120 Xstrata PLC                                                   2,239,402
                                                                   ------------
                                                                    107,556,241
                                                                   ------------
GREECE - 0.4%
 56,568 Hellenic Telecommunication Organisation SA                    2,087,831
                                                                   ------------
                                                                      2,087,831
                                                                   ------------
HONG KONG - 0.5%
 23,000 BOC Hong Kong (Holdings) Ltd.                                    58,055
 17,000 CLP Holdings Ltd.                                               116,985
 61,000 Hang Lung Group Ltd.                                            348,543
 11,000 Hang Seng Bank Ltd.                                             194,999
  5,000 Henderson Land Development Co. Ltd.                              39,480
 34,100 Hong Kong & China Gas Ltd. #                                     79,553
 47,500 Hong Kong Electric Holdings Ltd. #                              247,140
 15,000 Hutchison Whampoa Ltd.                                          160,580
 13,500 Link REIT                                                        29,534
 12,000 Melco International Development Ltd. #                           22,553
 40,000 New World Development Co. Ltd.                                  111,055
 58,000 PCCW Ltd.                                                        38,255
 11,000 Sun Hung Kai Properties Ltd.                                    183,910
 22,200 Swire Pacific Ltd.                                              269,238
 17,000 Television Broadcasts Ltd.                                      102,177
 26,000 Wharf (Holdings) Ltd.                                           128,206
  4,400 Wing Lung Bank Ltd.                                              45,790
                                                                   ------------
                                                                      2,176,053
                                                                   ------------
IRELAND - 0.4%
 21,605 Anglo Irish Bank Corp. PLC                                      406,786
 80,119 Bank of Ireland                                               1,484,496
                                                                   ------------
                                                                      1,891,282
                                                                   ------------
ITALY - 4.0%
 40,332 Assicurazioni Generali SpA #                                  1,771,555
 37,887 Autogrill SpA                                                   728,666
 15,000 Buzzi Unicem SpA #                                              388,241
255,242 Enel SpA #                                                    2,876,730
222,576 ENI SpA                                                       8,194,760
 44,432 Fiat SpA #                                                    1,339,839
 37,000 Fondiaria-Sai SpA                                             1,731,334
 57,700 Italcementi SpA #                                             1,274,307
  1,203 UniCredito Italiano SpA                                          10,255
129,941 UniCredito Italiano SpA new                                   1,108,905
                                                                   ------------
                                                                     19,424,592
                                                                   ------------
JAPAN - 22.2%
  8,000 ADEKA Corp. #                                                    83,627
 10,900 Alps Electric Co. Ltd. #                                        130,461
 26,000 Amada Co. Ltd.                                                  290,138
  3,200 Aoyama Trading Co. Ltd. #                                        81,004
 27,000 Aozora Bank Ltd.                                                 88,820
 17,800 Asahi Breweries Ltd. #                                          270,630
 27,000 Asahi Kasei Corp. #                                             217,248
  4,900 Astellas Pharma, Inc. #                                         234,137
  1,000 Autobacs Seven Co. Ltd. #                                        25,912
206,000 Bank of Yokohama Ltd. #                                       1,414,740
 57,600 Bridgestone Corp. #                                           1,267,083
 14,100 Brother Industries Ltd. #                                       179,720
 34,100 Canon, Inc.                                                   1,845,353
  4,400 Capcom Co. Ltd. #                                               101,207
 21,000 Central Glass Co. Ltd.                                          105,445
     22 Central Japan Railway Co.                                       233,033
 10,000 Chiba Bank Ltd.                                                  76,846
  7,100 Chubu Electric Power Co., Inc.                                  183,320
  3,700 Chugoku Electric Power Co.                                       75,087
  3,500 Circle K Sunkus Co. Ltd. #                                       54,240
  7,400 CKD Corp. #                                                      68,254
  9,000 COMSYS Holdings Corp.                                            98,334
 23,000 Cosmo Oil Co. Ltd. #                                            108,808
    700 CSK Corp. #                                                      27,262
 11,000 Dai Nippon Printing Co. Ltd. #                                  156,659
  5,000 Daihatsu Motor Co. Ltd.                                          51,636
 10,000 Daiwa House Industry Co. Ltd. #                                 129,838
 95,000 Daiwa Securities Group, Inc. #                                  900,601
 21,000 Denki Kagaku Kogyo Kabushiki Kaisha #                           117,378
  5,000 Denso Corp. #                                                   187,490
    257 East Japan Railway Co. #                                      2,023,261
 69,300 EDION Corp. #                                                   770,327
    200 Eisai Co. Ltd. #                                                  9,433
  2,700 Electric Power Development Co. Ltd.                             104,830
  8,800 Fanuc Ltd.                                                      894,446
 16,100 Fast Retailing Co. Ltd. #                                       926,718
 23,000 Fuji Electric Holdings Co. Ltd. #                               102,223
 17,000 Fujikura Ltd. #                                                 107,085
295,000 Fujitsu Ltd. #                                                2,074,113
  3,800 Futaba Industrial Co. Ltd. #                                     97,421
  9,000 Hankyu Department Stores, Inc. #                                 74,080
  2,100 Hisamitsu Pharmaceutical Co., Inc.                               56,811
  8,000 Hitachi Kokusai Electric, Inc. #                                 99,562
 28,000 Hitachi Ltd. #                                                  185,651
110,400 Honda Motor Co. Ltd. #                                        3,688,458
313,000 Isuzu Motors Ltd.                                             1,781,081
     29 Japan Tobacco, Inc.                                             159,156
 58,700 JFE Holdings, Inc. #                                          4,132,810
 17,000 Joyo Bank Ltd. #                                                 94,291
 46,600 JSR Corp. #                                                   1,137,189
 12,000 Kamigumi Co. Ltd.                                               100,405
  6,800 Kansai Electric Power Co., Inc.                                 154,904
  9,000 Kawasaki Kisen Kaisha Ltd. #                                    131,681
     30 KDDI Corp.                                                      221,752
 14,000 Keisei Electric Railway Co. Ltd.                                 77,524
  7,400 Keyence Corp.                                                 1,636,962
 12,000 Kikkoman Corp.                                                  180,836
  2,000 Koa Corp.                                                        28,275
 16,000 Komatsu Ltd.                                                    533,560
 33,000 Kubota Corp. #                                                  269,971
  9,000 KUREHA Corp.                                                     39,485
  2,100 Kyocera Corp.                                                   196,033

Portfolio of Investments
MetLife Investment Funds, Inc. / International Stock Fund / September 30, 2007 (Unaudited) (continued)


Shares                                                                Value
------                                                             ------------
 18,000 Kyowa Exeo Corp.                                           $    187,668
 53,300 Kyushu Electric Power Co., Inc.                               1,407,632
  2,900 Lawson, Inc.                                                     91,411
  7,400 Leopalace21 Corp.                                               242,749
  4,000 Maeda Road Construction Co. Ltd.                                 34,913
  9,000 Makino Milling Machine Co. Ltd.                                  94,809
  4,100 Makita Corp.                                                    178,284
 45,000 Marubeni Corp.                                                  409,553
 55,600 Marui Co. Ltd. #                                                611,950
 84,000 Matsushita Electric Industrial Co. Ltd. #                     1,567,013
 60,700 Millea Holdings, Inc.                                         2,433,464
 89,500 Mitsubishi Chemical Holdings Corp.                              774,994
 14,400 Mitsubishi Corp. #                                              452,173
 33,000 Mitsubishi Electric Corp.                                       411,714
128,000 Mitsubishi Estate Co. Ltd. #                                  3,641,699
 18,000 Mitsubishi Gas Chemical Co., Inc.                               166,010
 26,000 Mitsubishi Materials Corp. #                                    161,408
444,000 Mitsubishi Tokyo Financial Group, Inc.                        4,001,067
 24,000 Mitsui & Co. Ltd.                                               581,868
268,000 Mitsui Chemicals, Inc. #                                      2,646,569
  3,000 Mitsui Fudosan Co. Ltd. REIT                                     82,736
 24,000 Mitsui Mining & Smelting Co. Ltd.                               102,852
168,000 Mitsui OSK Lines Ltd. #                                       2,717,979
 12,000 Mitsui Sumitomo Insurance Co. Ltd. #                            140,244
    123 Mizuho Financial Group, Inc.                                    696,365
 33,900 Namco Bandai Holdings, Inc.                                     490,753
 10,000 NGK Spark Plug Co. Ltd. #                                       154,374
 10,000 NHK Spring Co. Ltd. #                                            76,200
  8,000 Nikon Corp. #                                                   273,164
    800 Nintendo Co. Ltd.                                               413,722
257,500 Nippon Mining Holdings, Inc.                                  2,575,014
  8,000 Nippon Oil Corp.                                                 73,826
 25,000 Nippon Sheet Glass Co. Ltd. #                                   151,913
 13,000 Nippon Shokubai Co. #                                           126,172
 85,000 Nippon Steel Corp. #                                            608,044
    551 Nippon Telegraph & Telephone Corp.                            2,568,579
  8,500 Nippon Yakin Kogyo Co. Ltd.                                      84,114
 93,000 Nippon Yusen Kabushiki Kaisha #                                 903,258
332,400 Nissan Motor Co. Ltd. #                                       3,305,528
 17,000 Nisshin Oillio Group Ltd. #                                      71,728
  6,500 Nisshin Seifun Group, Inc. #                                     61,088
137,000 Nomura Holdings, Inc.                                         2,277,780
  3,100 Nomura Real Estate Holdings, Inc. REIT                           90,161
 30,000 NSK Ltd. #                                                      262,496
    468 NTT Data Corp. #                                              2,078,945
    771 NTT DoCoMo, Inc. #                                            1,094,276
 10,800 OMRON Corp.                                                     284,083
  1,600 Ono Pharmaceuticals Co. Ltd.                                     85,538
 14,060 Orix Corp. #                                                  3,176,941
 51,000 Osaka Gas Co. Ltd. #                                            178,533
 81,000 Pioneer Corp. #                                                 992,786
 31,000 Rengo Co. Ltd. #                                                208,725
     41 Resona Holdings, Inc.                                            69,969
 14,000 Ricoh Co. Ltd.                                                  294,482
  4,600 Santen Pharmaceutical Co. Ltd. #                                114,865
  6,000 Sanwa Shutter Corp. #                                            33,480
 23,700 Secom Co. Ltd.                                                1,136,683
 15,000 Sekisui Chemical Co. Ltd.                                       109,697
 51,100 Seven & I Holdings Co. Ltd.                                   1,313,984
215,000 Sharp Corp. #                                                 3,881,879
  1,900 Shimachu Co. Ltd.                                                50,068
  4,700 Shin-Etsu Chemical Co. Ltd.                                     323,003
  6,000 Showa Shell Sekiyu K.K.                                          76,758
  5,600 Sony Corp. #                                                    269,013
  2,700 Stanley Electric Co. Ltd.                                        64,735
 26,000 Sumitomo Chemical Co. Ltd. #                                    222,112
 24,800 Sumitomo Corp. #                                                478,430
 16,000 Sumitomo Metal Industries Ltd. #                                 92,537
  7,000 Sumitomo Metal Mining Co. Ltd. #                                168,387
    658 Sumitomo Mitsui Financial Group, Inc. #                       5,094,512
  6,000 Sumitomo Realty & Development Co. Ltd.                          209,719
  7,100 Sumitomo Rubber Industries, Inc.                                 89,000
 12,000 Sumitomo Trust and Banking Co. Ltd.                              90,337
 20,400 T&D Holdings, Inc.                                            1,247,591
 39,000 Taiheiyo Cement Corp. #                                         147,682
 10,900 Takeda Pharmaceutical Co. Ltd. #                                764,488
 13,000 Tanabe Seiyaku Co. Ltd. #                                       163,536
 13,000 TDK Corp.                                                     1,138,305
 32,000 Teijin Ltd. #                                                   155,566
  9,000 Tobu Railway Co. Ltd. #                                          42,161
  4,700 Tohoku Electric Power Co., Inc. #                               100,216
 85,400 Tokyo Electric Power Co., Inc. #                              2,150,201
  5,000 Tokyo Electron Ltd.                                             315,142
 28,000 Tokyu Corp.                                                     182,320
300,000 Toshiba Corp. #                                               2,785,443
 19,000 Tosoh Corp. #                                                   122,427
  6,000 Toyo Suisan Kaisha Ltd.                                         112,543
 29,000 Toyobo Co. Ltd. #                                                67,611
 87,700 Toyota Motor Corp. #                                          5,128,821
 17,000 UNY Co. Ltd.                                                    147,770
     18 West Japan Railway Co.                                           85,709
  8,900 Yamaha Corp. #                                                  198,888
  4,900 Yamaha Motor Co. Ltd.                                           124,241
 25,000 Yokohama Rubber Co. Ltd. #                                      186,782
                                                                   ------------
                                                                    106,950,603
                                                                   ------------
LUXEMBOURG - 1.1%
 64,957 ArcelorMittal                                                 5,099,870
                                                                   ------------
NETHERLANDS - 4.6%
 22,887 ABN AMRO Holding NV                                           1,198,326
 55,189 Aegon NV                                                      1,052,801
 19,770 Akzo Nobel NV                                                 1,623,557
  3,759 ASM International NV #                                          107,076
 10,420 ASML Holding NV *                                               344,781

Portfolio of Investments
MetLife Investment Funds, Inc. / International Stock Fund / September 30, 2007 (Unaudited) (continued)


Shares                                                                Value
------                                                             ------------
 15,598 DSM NV                                                     $    839,408
 23,917 European Aeronautic Defence and Space Co. NV #                  732,584
 17,620 Heineken NV                                                   1,152,760
167,297 ING Groep NV                                                  7,397,427
 80,007 Koninklijke Ahold NV #*                                       1,205,596
222,343 Royal KPN NV                                                  3,849,545
 29,938 Royal Philips Electronics NV                                  1,345,891
 15,120 Unilever NV                                                     465,011
 29,600 Wolters Kluwer NV                                               876,215
                                                                   ------------
                                                                     22,190,978
                                                                   ------------
NEW ZEALAND - 0.1%
 23,491 Fletcher Building Ltd.                                          225,235
 70,087 Telecom Corp. of New Zealand Ltd.                               236,196
 29,583 Vector Ltd.                                                      54,793
                                                                   ------------
                                                                        516,224
                                                                   ------------
NORWAY - 1.0%
 59,485 Orkla ASA                                                     1,059,513
 35,110 Petroleum Geo-Services ASA *                                  1,001,725
 79,490 Statoil ASA                                                   2,696,708
  5,900 Tandberg ASA                                                    141,673
                                                                   ------------
                                                                      4,899,619
                                                                   ------------
PORTUGAL - 0.2%
158,681 Energias de Portugal SA                                         924,548
                                                                   ------------
SINGAPORE - 0.8%
 10,000 Chartered Semiconductor Manufacturing Ltd. #*                     7,330
 39,000 ComfortDelGro Corp. Ltd.                                         50,854
149,000 DBS Group Holdings Ltd. #                                     2,158,802
 13,000 Fraser and Neave Ltd.                                            49,754
 15,000 Jardine Cycle & Carriage Ltd.                                   186,200
 12,000 Keppel Corp. Ltd.                                               115,930
  7,000 Neptune Orient Lines Ltd. #                                      24,992
 36,000 Overseas-Chinese Banking Corp. Ltd.                             215,187
  7,000 SIA Engineering Co. #                                            23,078
 11,200 Singapore Airlines Ltd.                                         143,367
 13,000 Singapore Exchange Ltd.                                         112,444
  6,000 Singapore Land Ltd.                                              41,058
 85,000 Singapore Petroleum Co. Ltd. #                                  388,619
 23,000 Singapore Post Ltd.                                              18,871
 17,000 Singapore Press Holdings Ltd.                                    49,403
 16,000 Singapore Technologies Engineering Ltd.                          41,898
  6,000 Singapore Telecommunications Ltd.                                16,198
 36,000 SMRT Corp. Ltd.                                                  41,348
 29,000 Suntec REIT #                                                    37,975
  3,000 United Overseas Bank Ltd.                                        44,597
 61,000 United Test and Assembly Center Ltd. #*                          48,464
 14,000 UOL Group Ltd.                                                   48,857
 36,000 Wing Tai Holdings Ltd. #                                         93,294
                                                                   ------------
                                                                      3,958,520
                                                                   ------------
SPAIN - 2.5%
  5,332 Actividades de Construcciones y Servicios SA                    292,805
122,524 Banco Bilbao Vizcaya Argentaria SA #                          2,861,271
 29,349 Banco Santander Central Hispano SA                              566,360
 24,196 Gestevision Telecinco SA #                                      632,424
155,964 Repsol YPF SA #                                               5,545,044
 85,412 Telefonica SA #                                               2,385,573
                                                                   ------------
                                                                     12,283,477
                                                                   ------------
SWEDEN - 2.0%
 14,400 Atlas Copco AB                                                  247,972
 15,775 Hennes & Mauritz AB Class B                                     994,491
193,363 Nordea Bank AB                                                3,350,608
 54,400 Sandvik AB                                                    1,161,533
 14,600 Scania AB #                                                     353,834
 11,800 SKF AB                                                          247,393
111,300 Svenska Cellulosa AB                                          2,065,569
350,916 Telefon LM Ericsson AB                                        1,397,790
                                                                   ------------
                                                                      9,819,190
                                                                   ------------
SWITZERLAND - 4.5%
 57,634 ABB Ltd.                                                      1,506,546
 14,421 Actelion Ltd. *                                                 796,809
 91,065 Credit Suisse Group                                           6,024,036
  4,246 Kudelski SA #                                                   119,644
  7,097 Nestle SA                                                     3,179,307
 92,687 Novartis AG                                                   5,087,174
 15,379 Roche Holding AG                                              2,779,526
    185 Swatch Group AG                                                  60,072
 15,902 Swiss Reinsurance                                             1,411,418
  2,672 Zurich Financial Services AG                                    798,635
                                                                   ------------
                                                                     21,763,167
                                                                   ------------
TOTAL COMMON STOCKS
  (Cost $360,807,109)                                               473,704,025
                                                                   ------------
PREFERRED STOCKS - 0.1%
GERMANY - 0.1%
  5,224 Fresenius Medical Care AG Pfd. 0.88%                            405,230
                                                                   ------------
TOTAL PREFERRED STOCKS
  (Cost $226,323)

DEPOSITARY RECEIPTS - 0.5%
SOFTWARE - 0.3%
 37,516 Business Objects SA ADR *                                     1,683,343
                                                                   ------------
TELECOMMUNICATIONS - 0.2%
 22,183 Nokia OYJ ADR #                                                 841,401

Portfolio of Investments
MetLife Investment Funds, Inc. / International Stock Fund / September 30, 2007 (Unaudited) (continued)


Shares/Par Amount                                                    Value
-----------------                                                -------------
     20,203 Telstra Corp. Ltd. #                                 $      51,028
                                                                 -------------
                                                                       892,429
                                                                 -------------
TOTAL DEPOSITARY RECEIPTS
  (Cost $1,984,954)                                                  2,575,772
                                                                 -------------
RIGHTS - 0.1%
    107,949 Fortis *                                                   570,953
                                                                 -------------
TOTAL RIGHTS
  (Cost $619,380)

SHORT-TERM INVESTMENTS - 26.5%
COLLATERAL FOR SECURITIES ON LOAN - 26.0%
125,574,318 State Street Navigator Securities
            Lending Prime Portfolio (a)                            125,574,318
                                                                 -------------
MUTUAL FUND - 0.5%
  2,288,360 Goldman Sachs Prime Obligations Fund
            5.334% (b)                                               2,288,360
                                                                 -------------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $127,862,678)                                              127,862,678
                                                                 -------------
TOTAL INVESTMENTS - 125.5%
  (Cost $491,500,444@)                                             605,118,658
                                                                 -------------
Liabilities in excess of other assets - (25.5)%                   (122,940,034)
                                                                 -------------
TOTAL NET ASSETS - 100.0%                                        $ 482,178,624
                                                                 =============
--------
NOTES TO THE PORTFOLIO OF INVESTMENTS:

*   -   Non-income producing security.
@   -   Aggregate unrealized appreciation and depreciation based on cost for federal income tax purpose, are $121,724,389 and $8,106,175 respectively, resulting in a net unrealized appreciation of $113,618,214.
#   -   All or a portion of security is on loan.
(a) - Represents investment of collateral received from securities lending transactions.
(b) -   Rate quoted represents the seven day yield of the Fund.

SECURITY ABBREVIATIONS:

ADR--American Depositary Receipt
REIT--Real Estate Investment Trust
EUR--Euro Dollar
HKD--Hong Kong Dollar

For information regarding the Fund's Valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Reports.

MetLife Investment International Stock Fund
SUMMARY OF TOTAL FOREIGN SECURITIES BY INDUSTRY CLASSIFICATION 09/30/07 (UNAUDITED)

                                  VALUE     PERCENT OF
INDUSTRY                          (000)     NET ASSETS
--------                       ------------ ----------
Advertising                    $  6,564,740     1.4%
Aerospace & Defense               4,966,853     1.0
Airlines                            307,526     0.1
Apparel & Textiles               24,458,612     5.1
Automotive                       79,208,527    16.4
Banking                           9,572,759     2.0
Building & Construction           2,319,555     0.5
Business Services & Supplies     18,342,047     3.8
Chemicals                           814,795     0.2
Commercial Services               3,564,294     0.7
Computers & Information             323,952     0.1
Cosmetics & Personal Care         2,194,996     0.5
Distribution & Wholesale          8,865,301     1.8
Diversified Financial Services      592,766     0.1
Diversified Operations            7,436,507     1.5
Electrical Equipment              4,354,838     0.9
Electronics                       2,418,312     0.5
Entertainment & Leisure          26,552,571     5.5
Food, Beverage & Tobacco          2,348,562     0.5
Forest Products & Paper             688,240     0.1
Health Care                          67,553     0.0*
Hotels & Restaurants              4,319,278     0.9
Household Products                4,108,224     0.9
Industrial Machinery             45,282,228     9.4
Insurance                            44,611     0.0*
Manufacturing                     5,989,905     1.2
Metals & Mining                  28,690,936     6.0
Multimedia                        4,418,621     0.9
Oil & Gas                        45,706,198     9.5
Pharmaceuticals                  30,228,516     6.3
Real Estate                       7,724,421     1.6
Retail                           13,742,330     2.9
Semiconductors                    1,382,026     0.3
Software                          7,907,555     1.6
Telecommunications               40,726,248     8.4
Transportation                    7,783,688     1.6
Utilities - Electric             19,712,044     4.1
Utilities - Gas                     258,086     0.1
Utilities - Water                 3,267,759     0.7
                               ------------    ----
TOTAL                          $477,255,980    99.0%
                               ============    ====
--------
*   Percentage is less than 0.1%

Portfolio of Investments
MetLife Investment Funds, Inc. / Small Company Stock Fund / September 30, 2007 (Unaudited)


Shares                                                                 Value
------                                                               ----------
COMMON STOCKS - 96.7%
ADVERTISING - 0.8%
 1,726 Catalina Marketing Corp. *                                    $   55,905
   500 FTD Group, Inc.                                                    7,440
   900 Gaiam, Inc. Class A *                                             21,627
 2,100 Getty Images, Inc. *                                              58,464
   800 Greenfield Online, Inc. *                                         12,200
 2,414 Harte-Hanks, Inc.                                                 47,508
21,200 Interpublic Group of Cos., Inc. *                                220,056
53,465 inVentiv Health, Inc. #*                                       2,342,836
 1,328 Marchex, Inc. Class B                                             12,629
 3,176 R.H. Donnelley Corp. *                                           177,920
 2,076 Valuevision Media, Inc. *                                         15,383
                                                                     ----------
                                                                      2,971,968
                                                                     ----------
AEROSPACE & DEFENSE - 0.8%
 1,705 AAR Corp. *                                                       51,730
 1,469 Alliant Techsystems, Inc. *                                      160,562
   600 ARGON ST, Inc. *                                                  11,880
 4,041 BE Aerospace, Inc. *                                             167,823
 2,038 Curtiss-Wright Corp.                                              96,805
 1,847 DRS Technologies, Inc.                                           101,807
   885 EDO Corp.                                                         49,569
 1,180 Esterline Technologies Corp. *                                    67,319
 2,175 GenCorp, Inc. *                                                   26,013
32,165 Heico Corp. #                                                  1,587,664
   831 Innovative Solutions & Support, Inc. *                            15,764
   992 Kaman Corp.                                                       34,283
 1,790 Moog, Inc. *                                                      78,653
   400 MTC Technologies, Inc. *                                           7,724
 2,752 Orbital Sciences Corp. *                                          61,204
   335 Sequa Corp. *                                                     55,536
 3,300 Spirit Aerosystems Holdings, Inc. Class A *                      128,502
 1,615 Teledyne Technologies, Inc. *                                     86,225
   400 TransDigm Group, Inc. *                                           18,284
   733 Triumph Group, Inc.                                               59,893
   439 United Industrial Corp.                                           33,039
                                                                     ----------
                                                                      2,900,279
                                                                     ----------
AIRLINES - 0.5%
 3,735 Airtran Holdings, Inc. *                                          36,752
 1,763 Alaska Air Group, Inc. *                                          40,708
 4,191 Continental Airlines, Inc. Class B *                             138,429
   800 Copa Holdings S.A. Class A                                        32,040
10,800 Delta Air Lines, Inc. *                                          193,860
 3,439 ExpressJet Holdings, Inc. *                                       10,626
 7,595 JetBlue Airways Corp. *                                           70,026
 1,000 Midwest Air Group, Inc. *                                         16,450
   800 Pinnacle Airlines Corp. *                                         12,816
 1,500 Republic Airways Holdings, Inc. *                                 31,755
35,258 Skywest, Inc. #                                                  887,444
 5,100 UAL Corp. *                                                      237,303
 3,700 US Airways Group, Inc. *                                          97,125
                                                                     ----------
                                                                      1,805,334
                                                                     ----------
APPAREL & TEXTILES - 0.9%
 2,882 Carter's, Inc. *                                                  57,496
   491 Cherokee, Inc.                                                    18,835
   655 Columbia Sportswear Co.                                           36,228
 3,500 Crocs, Inc. *                                                    235,375
   610 Deckers Outdoor Corp. *                                           66,978
 1,121 G&K Services, Inc.                                                45,064
 2,414 Guess ?, Inc.                                                    118,358
 1,543 Gymboree Corp. *                                                  54,375
 4,500 Hanesbrands, Inc. *                                              126,270
 2,100 Iconix Brand Group, Inc. *                                        49,959
 5,000 Jones Apparel Group, Inc.                                        105,650
 1,024 K-Swiss, Inc.                                                     23,460
 1,021 Kellwood Co.                                                      17,408
 4,730 Liz Claiborne, Inc.                                              162,381
 1,000 Maidenform Brands, Inc. *                                         15,880
   857 Oxford Industries, Inc.                                           30,955
   511 Perry Ellis International, Inc. *                                 14,160
 2,491 Phillips-Van Heusen Corp.                                        130,728
 5,786 Quiksilver, Inc. *                                                82,740
   657 Skechers U.S.A., Inc. *                                           14,520
 1,191 Steven Madden Ltd.                                                22,569
 2,300 Timberland Co. *                                                  43,608
   900 True Religion Apparel, Inc. *                                     15,840
   479 Unifirst Corp.                                                    17,943
26,053 Warnaco Group, Inc. *                                          1,017,891
   244 Weyco Group, Inc.                                                  7,664
39,168 Wolverine World Wide, Inc.                                     1,073,203
                                                                     ----------
                                                                      3,605,538
                                                                     ----------
AUTOMOTIVE - 0.5%
   900 Accuride Corp. *                                                  10,899
   966 Aftermarket Technology Corp. *                                    30,661
 2,237 American Axle & Manufacturing Holdings, Inc.                      56,484
   800 Amerigon, Inc. *                                                  13,848
 3,473 ArvinMeritor, Inc.                                                58,416
 1,306 ASV, Inc. *                                                       18,323
 3,609 Autoliv, Inc.                                                    215,638
 2,658 BorgWarner, Inc.                                                 243,287
 1,300 Commercial Vehicle Group, Inc. *                                  16,679
 2,868 Cooper Tire & Rubber Co.                                          69,979
 3,316 Exide Technologies *                                              21,554
 2,900 Force Protection, Inc. *                                          62,814
 9,500 Goodyear Tire & Rubber Co. *                                     288,895
 4,100 Hayes Lemmerz International, Inc. *                               17,056
   763 Keystone Automotive Industries, Inc. *                            36,441
 3,600 Lear Corp. *                                                     115,560
   700 Miller Industries, Inc. *                                         11,984
 1,493 Modine Manufacturing Co.                                          39,744
   385 Noble International Ltd.                                           8,197
 3,352 Oshkosh Truck Corp.                                              207,723
 1,500 Spartan Motors, Inc.                                              25,245
 1,150 Superior Industries International, Inc.                           24,943

Portfolio of Investments
MetLife Investment Funds, Inc. / Small Company Stock Fund / September 30, 2007 (Unaudited) (continued)


Shares                                                                 Value
------                                                               ----------
 2,091 Tenneco Automotive, Inc. *                                    $   64,842
   900 Titan International, Inc.                                         28,728
 2,077 TRW Automotive Holdings Corp. *                                   65,799
 5,399 Visteon Corp. *                                                   27,805
 1,854 Wabash National Corp.                                             20,932
                                                                     ----------
                                                                      1,802,476
                                                                     ----------
BANKING - 6.3%
   773 1st Source Corp.                                                  17,702
   820 Alabama National Bancorp                                          63,894
 1,256 Amcore Financial, Inc.                                            31,300
   660 AmericanWest Bancorp                                              12,943
   600 Ameris Bancorp                                                    10,848
 5,693 Associated Banc-Corp                                             168,684
   400 Bancfirst Corp.                                                   17,948
 1,200 Banco Latinoamericano de Exportaciones SA                         21,816
 3,596 Bancorpsouth, Inc.                                                87,383
35,141 Bank of Hawaii Corp.                                           1,857,202
   674 Bank of the Ozarks, Inc.                                          20,577
   900 BankFinancial Corp.                                               14,238
   749 Banner Corp.                                                      25,758
 1,042 BOK Financial Corp.                                               53,569
93,928 Boston Private Financial Holdings, Inc. #                      2,614,956
   550 Capital City Bank Group, Inc.                                     17,160
   540 Capital Corp. of the West                                          9,947
   800 Capitol Bancorp Ltd.                                              19,864
   996 Cascade Bancorp                                                   22,171
   450 Cass Information Systems, Inc.                                    16,096
 2,146 Cathay General Bancorp                                            69,123
 2,000 Centennial Bank Holdings, Inc. *                                  12,800
   800 Center Financial Corp.                                            11,128
 1,376 Central Pacific Financial Corp.                                   40,179
   993 Chemical Financial Corp.                                          24,080
 2,241 Chittenden Corp.                                                  78,794
 3,499 Citizens Republic Bancorp, Inc.                                   56,369
   751 City Bank                                                         21,569
   818 City Holding Co.                                                  29,783
 1,927 City National Corp.                                              133,946
   967 CoBiz, Inc.                                                       16,555
85,108 Colonial BancGroup, Inc.                                       1,840,035
   707 Columbia Banking System, Inc.                                     22,497
 3,064 Commerce Bancshares, Inc.                                        140,607
   360 Community Bancorp, Inc. *                                          9,050
 1,624 Community Bank System, Inc.                                       31,700
   985 Community Banks, Inc.                                             29,343
   671 Community Trust Bancorp, Inc.                                     20,157
 2,162 Corus Bankshares, Inc.                                            28,149
 2,669 Cullen/Frost Bankers, Inc.                                       133,770
 2,961 CVB Financial Corp.                                               34,644
 2,976 East-West Bancorp, Inc.                                          107,017
   621 Enterprise Financial Services Corp.                               15,115
   727 First Bancorp (North Carolina)                                    14,816
 3,962 First Bancorp (Puerto Rico)                                       37,639
 1,005 First Busey Corp.                                                 22,020
 1,488 First Charter Corp.                                               44,893
   300 First Citizens BancShares, Inc.                                   52,320
 3,118 First Commonwealth Financial Corp.                                34,485
76,332 First Community Bancorp, Inc. #                                4,176,124
   622 First Community Bancshares, Inc.                                  22,535
 1,237 First Financial Bancorp                                           15,809
   900 First Financial Bankshares, Inc.                                  36,162
   480 First Financial Corp.                                             14,544
 5,500 First Horizon National Corp.                                     146,630
   586 First Indiana Corp.                                               18,354
   719 First Merchants Corp.                                             15,502
27,628 First Midwest Bancorp, Inc. #                                    943,772
   387 First Regional Bancorp *                                           9,493
   481 First South Bancorp, Inc.                                         12,583
 1,200 First State Bancorp                                               23,568
 3,472 FirstMerit Corp.                                                  68,607
 2,922 FNB Corp. (Pennsylvania)                                          48,330
 4,012 Fremont General Corp.                                             15,647
 1,907 Frontier Financial Corp.                                          44,490
 8,049 Fulton Financial Corp.                                           115,745
 2,255 Glacier Bancorp, Inc.                                             50,783
   674 Great Southern Bancorp, Inc.                                      16,742
 2,363 Greater Bay Bancorp                                               65,219
   493 Greene County Bancshares, Inc.                                    17,970
 1,262 Hancock Holding Co.                                               50,581
 1,792 Hanmi Financial Corp.                                             27,758
 1,163 Harleysville National Corp.                                       18,480
   400 Heartland Financial USA, Inc.                                      8,220
   605 Heritage Commerce Corp.                                           12,808
   300 Home Bancshares, Inc.                                              6,537
   625 IBERIA BANK Corp.                                                 32,906
   400 Imperial Capital Bancorp, Inc.                                    11,300
19,401 Independent Bank Corp. (Massachusetts) #                         576,210
 1,339 Independent Bank Corp. (Michigan)                                 14,796
   980 Integra Bank Corp.                                                17,767
 2,895 International Bancshares Corp.                                    62,821
 1,138 Irwin Financial Corp.                                             12,541
   563 Lakeland Bancorp, Inc.                                             7,646
   800 Lakeland Financial Corp.                                          18,488
   727 Macatawa Bank Corp.                                                9,836
 1,069 MainSource Financial Group, Inc.                                  18,846
51,722 MB Financial Corp. #                                           1,786,995
 1,077 Midwest Banc Holdings, Inc.                                       15,907
 1,200 Nara Bancorp, Inc.                                                18,744
 2,086 National Penn Bancshares, Inc.                                    34,123
25,503 NBT Bancorp, Inc. #                                              554,435
 2,998 Old National Bancorp                                              49,677
   660 Old Second Bancorp, Inc.                                          18,810
   482 Omega Financial Corp.                                             12,730
 1,065 Oriental Financial Group                                          12,247
 2,241 Pacific Capital Bancorp                                           58,938
   546 Park National Corp.                                               47,611

Portfolio of Investments
MetLife Investment Funds, Inc. / Small Company Stock Fund / September 30, 2007 (Unaudited) (continued)


Shares                                                                 Value
------                                                              -----------
 9,777 People's United Financial, Inc.                              $   168,947
   640 Peoples Bancorp, Inc.                                             16,755
52,405 Pinnacle Financial Partners, Inc. #*                           1,510,312
12,500 Popular, Inc.                                                    153,500
   450 Preferred Bank (Los Angeles)                                      17,703
   800 PrivateBancorp, Inc.                                              27,872
 1,626 Prosperity Bancshares, Inc.                                       53,918
43,891 Provident Bankshares Corp. #                                   1,375,105
   975 Renasant Corp.                                                    21,089
   628 Republic Bancorp, Inc. (Kentucky)                                  9,948
   279 Royal Bancshares of Pennsylvania                                   6,116
 1,176 S&T Bancorp, Inc.                                                 37,738
   887 Sandy Spring Bancorp, Inc.                                        26,716
   427 Santander BanCorp                                                  5,483
   333 SCBT Financial Corp.                                              11,502
   991 Seacoast Banking Corp. of Florida                                 18,532
   906 Security Bank Corp.                                               11,343
   283 Sierra Bancorp                                                     8,111
 1,473 Signature Bank *                                                  51,894
   557 Simmons First National Corp.                                      14,671
 3,134 South Financial Group, Inc.                                       71,267
   636 Southside Bancshares, Inc.                                        14,049
   500 Southwest Bancorp, Inc.                                            9,410
 1,203 Sterling Bancorp                                                  16,842
 3,181 Sterling Bancshares, Inc.                                         36,295
 1,352 Sterling Financial Corp.                                          23,187
   370 Suffolk Bancorp                                                   11,862
   461 Sun Bancorp, Inc. *                                                8,067
 2,200 Superior Bancorp *                                                19,426
 2,341 Susquehanna Bancshares, Inc.                                      47,054
 1,484 SVB Financial Group *                                             70,282
   598 SY Bancorp, Inc.                                                  16,170
   300 Taylor Capital Group, Inc.                                         8,379
 5,678 TCF Financial Corp.                                              148,650
   910 Texas Capital Bancshares, Inc. *                                  19,783
   425 The Bancorp, Inc. *                                                7,846
   368 Tompkins Trustco, Inc.                                            14,610
   500 Trico Bancshares                                                  11,135
 3,298 Trustco Bank Corp.                                                36,047
 2,293 Trustmark Corp.                                                   64,296
 4,322 UCBH Holdings, Inc.                                               75,549
 1,482 UMB Financial Corp.                                               63,519
 2,728 Umpqua Holdings Corp.                                             54,587
   783 Union Bankshares Corp.                                            17,782
 1,685 United Bankshares, Inc.                                           51,291
 2,100 United Community Banks, Inc.                                      51,492
   500 United Security Bancshares/CA                                      9,400
   440 Univest Corp. of Pennsylvania                                     10,437
   487 USB Holding Co., Inc.                                             11,313
 5,193 Valley National Bancorp                                          115,181
   785 Virginia Commerce Bancorp, Inc. *                                 11,257
 6,534 W Holding Co., Inc.                                               14,636
   495 Washington Trust Bancorp, Inc.                                    13,350
 2,580 Webster Financial Corp.                                          108,670
   850 WesBanco, Inc.                                                    21,233
   613 West Coast Bancorp                                                17,415
 1,303 Westamerica Bancorp                                               64,902
   800 Western Alliance Bancorp *                                        18,856
 3,153 Whitney Holding Corp.                                             83,176
 3,199 Wilmington Trust Corp.                                           124,441
   652 Wilshire Bancorp, Inc.                                             7,152
22,009 Wintrust Financial Corp. #                                       939,564
   597 Yardville National Bancorp                                        20,077
                                                                    -----------
                                                                     23,720,198
                                                                    -----------
BIOTECHNOLOGY - 0.6%
   800 Acorda Therapeutics, Inc. *                                       14,680
 2,901 Affymetrix, Inc. *                                                73,598
 1,538 Alexion Pharmaceuticals, Inc. *                                  100,201
   700 AMAG Pharmaceuticals, Inc. *                                      40,040
 2,300 American Oriental Bioengineering, Inc. *                          25,645
 3,442 Applera Corp. - Celera Genomics Group *                           48,395
 2,900 Arena Pharmaceuticals, Inc. *                                     31,755
 3,113 Ariad Pharmaceuticals, Inc. *                                     14,413
   832 Bio-Rad Laboratories, Inc. *                                      75,296
 1,676 Cambrex Corp.                                                     18,252
 2,405 Cell Genesys, Inc. *                                               9,187
 3,016 Charles River Laboratories International, Inc. *                 169,348
   800 CryoLife, Inc. *                                                   7,560
 1,800 Cytokinetics, Inc. *                                               9,216
 3,361 Encysive Pharmaceuticals, Inc. *                                   5,075
 1,604 Enzo Biochem, Inc. *                                              18,205
 1,504 Enzon Pharmaceuticals, Inc. *                                     13,250
 4,925 Exelixis, Inc. *                                                  52,156
   900 Genomic Health, Inc. *                                            17,271
 3,503 Geron Corp. *                                                     25,642
   483 GTx, Inc. *                                                        7,863
 2,900 Halozyme Therapeutics, Inc. *                                     25,201
 6,100 Human Genome Sciences, Inc. *                                     62,769
 2,525 Illumina, Inc. *                                                 130,997
 3,463 Incyte Corp. *                                                    24,760
   785 Integra LifeSciences Holdings Corp. *                             38,135
 1,059 InterMune, Inc. *                                                 20,259
 2,133 Invitrogen Corp. *                                               174,330
 1,769 Keryx Biopharmaceuticals, Inc. *                                  17,584
 1,684 Lifecell Corp. *                                                  63,268
 1,580 Martek Biosciences Corp. *                                        45,867
 1,458 Maxygen, Inc. *                                                    9,929
   900 Medivation, Inc. *                                                18,045
15,000 Millennium Pharmaceuticals, Inc. *                               152,250
 2,387 Millipore Corp. *                                                180,935
 1,400 Momenta Pharmaceuticals, Inc. *                                   15,946
 2,037 Myriad Genetics, Inc. *                                          106,230
 4,034 Nektar Therapeutics *                                             35,620
   600 Omrix Biopharmaceuticals, Inc. *                                  21,186
 5,416 PDL BioPharma, Inc. *                                            117,040
   700 Protalix BioTherapeutics, Inc. *                                  24,192

Portfolio of Investments
MetLife Investment Funds, Inc. / Small Company Stock Fund / September 30, 2007 (Unaudited) (continued)


Shares                                                                 Value
------                                                               ----------
  1,100 Regeneration Technologies, Inc. *                            $   11,792
  2,934 Regeneron Pharmaceuticals, Inc. *                                52,225
  2,720 Savient Pharmaceuticals, Inc. *                                  39,576
  1,700 Seattle Genetics, Inc. *                                         19,108
  2,637 SuperGen, Inc. *                                                 11,445
  3,085 Telik, Inc. *                                                     8,977
  5,890 Vertex Pharmaceuticals, Inc. *                                  226,235
  5,500 XOMA Ltd. *                                                      18,755
                                                                     ----------
                                                                      2,449,704
                                                                     ----------
BUILDING & CONSTRUCTION - 2.4%
    790 Aaon, Inc.                                                       15,587
104,200 Aecom Technology Corp. #*                                     3,639,706
    100 AMREP Corp.                                                       2,680
  1,504 Apogee Enterprises, Inc.                                         39,014
    900 Armstrong World Industries, Inc. *                               36,531
  2,327 Beazer Homes USA, Inc.                                           19,198
    763 Brookfield Homes Corp.                                           14,154
    900 Builders FirstSource, Inc. *                                      9,702
  3,311 Champion Enterprises, Inc. *                                     36,355
  1,659 Comfort Systems USA, Inc.                                        23,558
    820 Drew Industries, Inc. *                                          33,357
  1,843 Dycom Industries, Inc. *                                         56,451
  2,093 Eagle Materials, Inc.                                            74,804
  2,992 EMCOR Group, Inc. *                                              93,829
    400 ENGlobal Corp. *                                                  4,564
  3,478 Fleetwood Enterprises, Inc. *                                    29,737
  2,416 Florida Rock Industries, Inc.                                   150,976
  1,234 Genlyte Group, Inc. *                                            79,297
  1,500 Goodman Global, Inc. *                                           35,820
  1,712 Granite Construction, Inc.                                       90,770
  2,400 Home Solutions of America, Inc. *                                 8,136
  1,762 Hovnanian Enterprises, Inc. *                                    19,540
  1,430 Insituform Technologies, Inc. *                                  21,779
  1,100 Interline Brands, Inc. *                                         25,289
  5,408 Jacobs Engineering Group, Inc. *                                408,736
  3,600 KB Home                                                          90,216
  7,500 KBR, Inc. *                                                     290,775
    718 Layne Christensen Co. *                                          39,835
  2,506 Lennox International, Inc.                                       84,703
    694 LSI Industries, Inc.                                             14,241
    686 M/I Homes, Inc.                                                   9,528
  1,872 Martin Marietta Materials, Inc.                                 250,005
  1,436 MDC Holdings, Inc.                                               58,790
  1,272 Meritage Homes Corp. *                                           17,961
  1,757 Monaco Coach Corp.                                               24,651
    865 NCI Building Systems, Inc. *                                     37,377
    205 NVR, Inc. *                                                      96,401
  4,800 Owens Corning, Inc. *                                           120,240
    380 Palm Harbor Homes, Inc. *                                         4,742
  1,300 Perini Corp. *                                                   72,709
  1,000 PGT, Inc. *                                                       7,930
  2,046 Ryland Group, Inc.                                               43,846
  3,684 Shaw Group, Inc. *                                              214,040
  1,682 Simpson Manufacturing Co., Inc.                                  53,572
    288 Skyline Corp.                                                     8,663
  2,722 Standard-Pacific Corp.                                           14,944
 13,721 Texas Industries, Inc. #                                      1,077,098
 17,823 Thor Industries, Inc.                                           801,857
  5,900 Toll Brothers, Inc. *                                           117,941
    547 Trex Co., Inc. *                                                  6,083
  2,100 U.S. Concrete, Inc. *                                            13,839
    909 Universal Forest Products, Inc.                                  27,179
  2,467 URS Corp. *                                                     139,262
  3,526 USG Corp. *                                                     132,401
  1,300 Washington Group International, Inc. *                          114,153
  2,000 WCI Communities, Inc. *                                          11,980
  1,300 Williams Scotsman International, Inc. *                          36,023
  1,318 Winnebago Industries                                             31,474
                                                                     ----------
                                                                      9,034,029
                                                                     ----------
BUSINESS SERVICES & SUPPLIES - 0.8%
  1,156 Administaff, Inc.                                                41,963
  6,500 Broadridge Financial Solutions, Inc.                            123,175
    438 CDI Corp.                                                        12,211
109,800 Cross Country Healthcare, Inc. #*                             1,918,206
  1,476 Gevity HR, Inc.                                                  15,129
    950 Heidrick & Struggles International, Inc. *                       34,628
  2,844 Herman Miller, Inc.                                              77,186
  4,859 Hewitt Associates, Inc. *                                       170,308
  2,100 HNI Corp.                                                        75,600
  1,262 Hudson Highland Group, Inc. *                                    16,065
  4,996 IKON Office Solutions, Inc.                                      64,199
  2,484 Interface, Inc.                                                  44,836
  1,136 Kelly Services, Inc.                                             22,504
  1,610 Kforce, Inc. *                                                   20,705
  2,400 Knoll, Inc.                                                      42,576
  2,230 Korn/Ferry International *                                       36,817
  1,929 Labor Ready, Inc. *                                              35,706
  4,966 MPS Group, Inc. *                                                55,371
  2,298 Resources Connection, Inc.                                       53,199
  2,851 Spherion Corp. *                                                 23,549
  3,836 Steelcase, Inc.                                                  68,971
                                                                     ----------
                                                                      2,952,904
                                                                     ----------
CHEMICALS - 2.6%
  3,490 Airgas, Inc.                                                    180,189
 39,906 Albemarle Corp.                                               1,763,845
  1,021 American Vanguard Corp.                                          19,930
    980 Arch Chemicals, Inc.                                             45,942
  2,500 Ashland, Inc.                                                   150,525
    708 Balchem Corp.                                                    14,450
  2,966 Cabot Corp.                                                     105,382
  1,063 Cabot Microelectronics Corp. *                                   45,443
  5,700 Celanese Corp.                                                  222,186
  2,400 CF Industries Holdings, Inc.                                    182,184
 10,901 Chemtura Corp.                                                   96,910
 21,125 Cytec Industries, Inc.                                        1,444,739
  3,700 Eastman Chemical Co.                                            246,901

Portfolio of Investments
MetLife Investment Funds, Inc. / Small Company Stock Fund / September 30, 2007 (Unaudited) (continued)


Shares                                                                 Value
------                                                               ----------
  1,930 Ferro Corp.                                                  $   38,561
 34,194 FMC Corp.                                                     1,778,772
  1,317 Georgia Gulf Corp.                                               18,306
  2,760 HB Fuller Co.                                                    81,917
 34,269 Hercules, Inc.                                                  720,334
  4,200 Huntsman Corp.                                                  111,258
    800 Innophos Holdings, Inc.                                          12,192
  1,282 Innospec, Inc.                                                   29,204
  4,058 International Flavors & Fragrances, Inc.                        214,506
    272 Kronos Worldwide, Inc.                                            5,135
  3,166 Lubrizol Corp.                                                  205,980
    500 Metabolix, Inc. *                                                12,130
    752 Minerals Technologies, Inc.                                      50,384
    700 NewMarket Corp.                                                  34,566
    521 NL Industries                                                     5,903
  3,398 Olin Corp.                                                       76,047
  1,334 OM Group, Inc. *                                                 70,449
  3,952 PolyOne Corp. *                                                  29,522
  1,700 Rockwood Holdings, Inc. *                                        60,911
  5,307 RPM International, Inc.                                         127,103
  1,388 A. Schulman, Inc.                                                27,385
  2,207 Sensient Technologies Corp.                                      63,716
  5,800 Sigma-Aldrich Corp.                                             282,692
  1,795 Spartech Corp.                                                   30,623
    273 Stepan Co.                                                        8,438
  1,978 Symyx Technologies *                                             17,189
  4,263 Terra Industries, Inc. *                                        133,261
  1,500 Tronox, Inc. Class B                                             13,545
  2,500 UAP Holding Corp.                                                78,400
    248 Valhi, Inc.                                                       5,890
 36,560 Valspar Corp.                                                   994,798
    700 Westlake Chemical Corp.                                          17,731
  3,268 WR Grace & Co. *                                                 87,779
    800 Zoltek Companies, Inc. *                                         34,904
                                                                     ----------
                                                                      9,998,157
                                                                     ----------
COMMERCIAL SERVICES - 7.0%
  2,130 Aaron Rents, Inc.                                                47,499
  1,837 ABM Industries, Inc.                                             36,703
  3,200 Advance America Cash Advance Centers, Inc.                       34,144
 73,700 Advisory Board Co. #*                                         4,309,239
    922 Albany Molecular Research, Inc. *                                13,922
  3,558 Alliance Data Systems Corp. *                                   275,532
  1,434 Arbitron, Inc.                                                   65,018
  4,700 Avis Budget Group, Inc. *                                       107,583
    600 Bankrate, Inc. *                                                 27,672
    500 Barrett Business Services, Inc.                                  11,915
 10,076 BearingPoint, Inc. *                                             40,808
  1,543 Bowne & Co., Inc.                                                25,706
  4,500 Career Education Corp. *                                        125,955
  2,417 Cbiz, Inc. *                                                     19,215
  2,400 Cenveo, Inc. *                                                   51,912
  1,008 Chemed Corp.                                                     62,657
 74,600 ChoicePoint, Inc. *                                           2,828,832
    800 Clayton Holdings, Inc. *                                          6,408
  1,800 Coinmach Service Corp. Class A                                   21,582
  1,112 Coinstar, Inc. *                                                 35,773
    900 Compass Diversified Trust                                        14,454
    418 Consolidated Graphics, Inc. *                                    26,246
  6,324 Convergys Corp. *                                               109,785
    300 Cornell Cos., Inc. *                                              7,065
  1,663 Corporate Executive Board Co.                                   123,461
  5,384 Corrections Corp. of America *                                  140,899
    796 CoStar Group, Inc. *                                             42,546
    200 CPI Corp.                                                         7,704
    499 CRA International, Inc. *                                        24,047
    300 Dawson Geophysical Co. *                                         23,253
  2,303 Deluxe Corp.                                                     84,843
  1,617 Diamond Management & Technology Consultants, Inc.                14,876
    700 Dollar Financial Corp. *                                         19,971
  1,028 Dollar Thrifty Automotive Group *                                35,661
  1,100 DynCorp International, Inc. *                                    25,421
    523 Electro Rent Corp.                                                7,327
    400 Emergency Medical Services Corp. Class A *                       12,100
    900 Enersys *                                                        15,993
  6,598 Equifax, Inc.                                                   251,516
  2,213 Euronet Worldwide, Inc. *                                        65,881
    500 Exlservice Holdings, Inc. *                                      10,630
    674 Exponent, Inc. *                                                 16,911
    570 First Advantage Corp. *                                          10,072
    796 Forrester Research, Inc. *                                       18,762
 32,144 FTI Consulting, Inc. #*                                       1,617,165
111,858 Gartner, Inc. *                                               2,736,047
  1,600 Genpact Ltd. *                                                   26,563
  2,454 Geo Group, Inc. *                                                72,663
  2,000 Global Cash Access, Inc. *                                       21,180
    800 H&E Equipment Services, Inc. *                                   14,384
101,387 Healthcare Services Group #                                   2,055,115
    600 Heartland Payment Systems, Inc.                                  15,420
    900 HMS Holdings Corp. *                                             22,149
 35,900 Huron Consulting Group, Inc. *                                2,607,058
    500 ICT Group, Inc. *                                                 6,705
  1,542 Interactive Data Corp.                                           43,484
  8,006 Iron Mountain, Inc. *                                           244,023
  1,300 Jackson Hewitt Tax Service, Inc.                                 36,348
    500 Kendle International, Inc. *                                     20,765
  1,000 Kenexa Corp. *                                                   30,780
    390 Landauer, Inc.                                                   19,874
    898 LECG Corp. *                                                     13,380
  3,000 Live Nation, Inc. *                                              63,750
  1,827 Magellan Health Services, Inc. *                                 74,140
  1,096 MAXIMUS, Inc.                                                    47,764
  1,122 McGrath Rentcorp                                                 37,295
    495 Midas, Inc. *                                                     9,341
    600 Monro Muffler, Inc.                                              20,274
    500 Morningstar, Inc. *                                              30,700
  2,349 Navigant Consulting, Inc. *                                      29,738

Portfolio of Investments
MetLife Investment Funds, Inc. / Small Company Stock Fund / September 30, 2007 (Unaudited) (continued)


Shares                                                                 Value
------                                                              -----------
  2,000 Net 1 UEPS Technologies, Inc. *                             $    54,340
  1,700 On Assignment, Inc. *                                            15,878
  1,264 Parexel International Corp. *                                    52,165
  1,200 PeopleSupport, Inc. *                                            14,352
  4,530 Pharmaceutical Product Development, Inc.                        160,543
    896 Pharmanet Development Group, Inc. *                              26,011
  2,500 PHH Corp. *                                                      65,700
    420 Pre-Paid Legal Services, Inc. *                                  23,293
  1,300 Premier Exhibitions, Inc. *                                      19,604
    720 Providence Service Corp. *                                       21,139
  7,263 Quanta Services, Inc. *                                         192,106
  3,528 Rent-A-Center, Inc. *                                            63,963
  1,355 Rollins, Inc.                                                    36,165
    800 RSC Holdings, Inc. *                                             13,120
  5,100 SAIC, Inc. *                                                     97,869
  1,582 Senomyx, Inc. *                                                  19,380
141,851 Service Corp. International                                   1,829,878
  3,054 Sotheby's Holdings                                              145,951
  2,152 Source Interlink Companies, Inc. *                                7,575
    100 Standard Parking Corp. *                                          3,979
    800 Steiner Leisure Ltd. *                                           34,720
  4,795 Stewart Enterprises, Inc.                                        36,538
    800 Team, Inc. *                                                     21,904
  1,730 TeleTech Holdings, Inc. *                                        41,364
    881 TNS, Inc.                                                        14,149
  3,771 United Rentals, Inc. *                                          121,313
  2,719 Valassis Communications, Inc. *                                  24,253
  1,078 Viad Corp.                                                       38,808
  2,100 VistaPrint Ltd. *                                                78,477
    544 Volt Information Sciences, Inc. *                                 9,596
  4,500 Waters Corp. *                                                  301,140
  1,968 Watson Wyatt & Co. Holdings                                      88,442
  1,550 Weight Watchers International, Inc.                              89,218
 98,400 Wright Express Corp. *                                        3,590,616
                                                                    -----------
                                                                     26,527,153
                                                                    -----------
COMPUTERS & INFORMATION - 1.6%
    945 3D Systems Corp. *                                               22,321
  1,244 Agilysys, Inc.                                                   21,024
    798 Ansoft Corp. *                                                   26,318
 98,569 Brocade Communications Systems, Inc. *                          843,751
  1,425 CACI International, Inc. *                                       72,803
  6,357 Ceridian Corp. *                                                220,842
  3,140 Ciber, Inc. *                                                    24,523
  1,080 COMSYS IT Partners, Inc. *                                       18,155
  2,933 Diebold, Inc.                                                   133,217
  2,400 DST Systems, Inc. *                                             205,944
  1,250 Echelon Corp. *                                                  31,263
  2,768 Electronics for Imaging *                                        74,348
  2,009 Factset Research Systems, Inc.                                  137,717
 13,128 Gateway, Inc. *                                                  24,681
  1,338 Hutchinson Technology, Inc. *                                    32,915
  1,200 iGate Corp. *                                                    10,284
  1,400 IHS, Inc. *                                                      79,086
  1,530 Imation Corp.                                                    37,531
  1,000 Immersion Corp. *                                                16,380
    407 Integral Systems, Inc.                                            8,746
  2,279 InterVoice, Inc. *                                               21,400
  3,506 Jack Henry & Associates, Inc.                                    90,665
  4,200 Lexmark International, Inc. *                                   174,426
  1,500 Magma Design Automation, Inc. *                                  21,105
  1,152 Manhattan Associates, Inc. *                                     31,576
  3,625 Mentor Graphics Corp. *                                          54,737
    871 Mercury Computer Systems, Inc. *                                  8,954
  1,788 Micros Systems, Inc. *                                          116,345
    853 MTS Systems Corp.                                                35,485
  2,657 National Instruments Corp.                                       91,215
  1,900 Ness Technologies, Inc. *                                        20,748
  4,568 Palm, Inc. *                                                     74,321
  4,055 Perot Systems Corp. *                                            68,570
  9,762 Quantum Corp. *                                                  33,191
  1,600 Rackable Systems, Inc. *                                         20,752
    888 Radiant Systems, Inc. *                                          14,057
  1,321 Radisys Corp. *                                                  16,446
    400 Rimage Corp. *                                                    8,976
    700 Riverbed Technology, Inc. *                                      28,273
    598 SI International, Inc. *                                         17,085
  1,000 Sigma Designs, Inc. *                                            48,240
  5,492 Silicon Storage Technology, Inc. *                               17,684
  2,300 Smart Modular Technologies, Inc. *                               16,445
  1,858 SRA International, Inc. *                                        52,173
  1,084 Stratasys, Inc. *                                                29,875
 60,817 SYKES Enterprises, Inc. *                                     1,010,170
  1,180 Synaptics, Inc. *                                                56,357
 57,025 Synopsys, Inc. *                                              1,544,237
    413 Syntel, Inc.                                                     17,173
  1,592 Tyler Technologies, Inc. *                                       21,253
 16,200 Unisys Corp. *                                                  107,244
 10,077 Western Digital Corp. *                                         255,150
                                                                    -----------
                                                                      6,166,177
                                                                    -----------
CONTAINERS & PACKAGING - 0.9%
    300 AEP Industries, Inc. *                                           12,702
  4,554 Ball Corp.                                                      244,778
  4,594 Bemis Co.                                                       133,731
  1,088 Chesapeake Corp.                                                  9,204
 70,269 Crown Holdings, Inc. *                                        1,599,322
  3,649 Graphic Packaging Corp. *                                        16,494
  1,518 Greif, Inc.                                                      92,112
  1,534 Mobile Mini, Inc. *                                              37,061
  6,931 Owens-Illinois, Inc. *                                          287,290
  4,331 Packaging Corp. of America                                      125,902
  5,853 Pactiv Corp. *                                                  167,747
  7,300 Sealed Air Corp.                                                186,588
  1,066 Silgan Holdings, Inc.                                            57,298
 12,000 Smurfit-Stone Container Corp. *                                 140,160

Portfolio of Investments
MetLife Investment Funds, Inc. / Small Company Stock Fund / September 30, 2007 (Unaudited) (continued)


Shares                                                                 Value
------                                                               ----------
  4,355 Sonoco Products Co.                                          $  131,434
                                                                     ----------
                                                                      3,241,823
                                                                     ----------
COSMETICS & PERSONAL CARE - 0.1%
  3,900 Alberto-Culver Co.                                               96,681
  1,900 Bare Escentuals, Inc. *                                          47,253
    703 Chattem, Inc. *                                                  49,576
  1,035 Elizabeth Arden, Inc. *                                          27,904
    247 Inter Parfums, Inc.                                               5,846
  8,317 Revlon, Inc. *                                                    9,564
                                                                     ----------
                                                                        236,824
                                                                     ----------
DISTRIBUTION & WHOLESALE - 1.2%
  2,550 Beacon Roofing Supply, Inc. *                                    26,061
 63,026 Bell Microproducts, Inc. #*                                     392,022
    700 BlueLinx Holdings, Inc.                                           4,928
  1,976 Brightpoint, Inc. *                                              29,660
  1,708 Building Material Holding Corp.                                  18,071
  2,600 CDW Corp. *                                                     226,720
  1,570 Central European Distribution Corp. *                            75,219
    300 Core-Mark Holding Co., Inc. *                                    10,569
    700 Houston Wire & Cable Co.                                         12,677
  6,762 Ingram Micro, Inc. *                                            132,603
  2,218 LKQ Corp. *                                                      77,208
    400 MWI Veterinary Supply, Inc. *                                    15,100
    565 Nuco2, Inc. *                                                    14,543
 38,289 Owens & Minor, Inc.                                           1,458,428
  2,138 Pool Corp.                                                       53,407
  1,008 Scansource, Inc. *                                               28,335
  2,465 Tech Data Corp. *                                                98,896
 19,126 Triad Guaranty, Inc. #*                                         362,820
 22,107 United Stationers, Inc. *                                     1,227,380
  1,137 Watsco, Inc.                                                     52,791
  1,968 WESCO International, Inc. *                                      84,506
                                                                     ----------
                                                                      4,401,944
                                                                     ----------
DIVERSIFIED FINANCIAL SERVICES - 2.5%
  1,146 Accredited Home Lenders Holding Co. *                            13,374
  1,735 Advanta Corp. Class B                                            47,574
  1,371 Affiliated Managers Group *                                     174,816
  6,830 Allied Capital Corp.                                            200,734
  5,398 AmeriCredit Corp. *                                              94,897
  4,748 Apollo Investment Corp.                                          98,758
  3,331 Ares Capital Corp.                                               54,195
  1,089 Asset Acceptance Capital Corp.                                   12,632
    384 Asta Funding, Inc.                                               14,715
  1,000 Calamos Asset Management, Inc. Class A                           28,230
    100 Capital Southwest Corp.                                          12,276
  5,827 CapitalSource, Inc.                                             117,938
  2,263 Centerline Holding Co.                                           34,737
    700 Cohen & Steers, Inc.                                             25,921
    767 CompuCredit Corp. *                                              16,652
    183 Credit Acceptance Corp. *                                         4,227
  4,926 Eaton Vance Corp.                                               196,843
  1,654 eSpeed, Inc. *                                                   14,109
110,500 Evercore Partners, Inc. Class A #                             2,905,045
  1,400 FBR Capital Markets Corp. *                                      17,867
    300 FCStone Group, Inc. *                                             9,681
    306 Federal Agricultural Mortgage Corp. Class C                       8,984
  3,881 Federated Investors, Inc. Class B                               154,076
  1,190 Financial Federal Corp.                                          33,332
  2,817 First Marblehead Corp.                                          106,849
  2,700 Freedom Acquisition Holdings, Inc. *                             30,375
  6,719 Friedman Billings Ramsey Group, Inc.                             30,975
    268 GAMCO Investors, Inc.                                            14,686
    700 GFI Group, Inc. *                                                60,284
    500 Gladstone Capital Corp.                                           9,760
    800 Greenhill & Co., Inc.                                            48,840
    819 Hercules Technology Growth Capital, Inc.                         10,868
  3,422 IndyMac Bancorp, Inc.                                            80,793
  1,900 Interactive Brokers Group, Inc. *                                49,894
  1,793 International Securities Exchange, Inc.                         119,181
  1,857 Investment Technology Group, Inc. *                              79,814
  7,884 Janus Capital Group, Inc.                                       222,960
  5,852 Jefferies Group, Inc.                                           162,861
  1,400 KBW, Inc. *                                                      40,292
  5,098 Knight Capital Group, Inc. *                                     60,972
  1,022 Kohlberg Capital Corp.                                           15,391
  3,084 LaBranche & Co., Inc. *                                          14,433
  2,300 Lazard Ltd. Class A                                              97,520
  1,600 MarketAxess Holdings, Inc. *                                     24,000
  2,969 MCG Capital Corp.                                                42,724
  4,400 MF Global Ltd. *                                                127,597
  3,612 MoneyGram International, Inc.                                    81,595
  1,100 MVC Capital, Inc.                                                20,383
  5,200 Nasdaq Stock Market, Inc. *                                     195,936
  1,704 National Financial Partners Corp.                                90,278
  1,037 Nelnet, Inc.                                                     18,915
  1,800 NexCen Brands, Inc. *                                            12,096
  1,085 NGP Capital Resources Co.                                        17,610
  3,548 Nuveen Investments, Inc.                                        219,763
  1,168 Ocwen Financial Corp. *                                          11,014
  2,100 optionsXpress Holdings, Inc.                                     54,894
 89,900 Penson Worldwide, Inc. #*                                     1,661,352
    928 Piper Jaffray Cos. *                                             49,741
    700 Portfolio Recovery Associates, Inc.                              37,149
    800 Prospect Capital Corp.                                           13,616
  4,384 Raymond James Financial, Inc.                                   144,014
    484 Sanders Morris Harris Group, Inc.                                 4,913
    690 Stifel Financial Corp. *                                         39,910
    142 Student Loan Corp.                                               25,605
  1,239 SWS Group, Inc.                                                  21,918
  1,148 Technology Investment Capital Corp.                              15,349
    500 Thomas Weisel Partners Group, Inc. *                              7,255
  3,756 Waddell & Reed Financial, Inc.                                  101,525
 29,778 Walter Industries, Inc. #                                       801,028

Portfolio of Investments
MetLife Investment Funds, Inc. / Small Company Stock Fund / September 30, 2007 (Unaudited) (continued)


Shares                                                                 Value
------                                                              -----------
    852 World Acceptance Corp. *                                    $    28,184
                                                                    -----------
                                                                      9,416,725
                                                                    -----------
DIVERSIFIED OPERATIONS - 0.0%
    900 Information Services Group, Inc. *                                6,885
    500 Star Maritime Acquisition Corp. *                                 7,005
                                                                    -----------
                                                                         13,890
                                                                    -----------
EDUCATION - 0.1%
  1,182 Bright Horizons Family Solutions, Inc. *                         50,637
    500 Capella Education Co. *                                          27,955
  4,134 Corinthian Colleges, Inc. *                                      65,772
  2,593 DeVry, Inc.                                                      95,967
  1,813 ITT Educational Services, Inc. *                                220,624
    651 Strayer Education, Inc.                                         109,778
    805 Universal Technical Institute, Inc. *                            14,490
                                                                    -----------
                                                                        585,223
                                                                    -----------
ELECTRICAL EQUIPMENT - 0.5%
  1,496 Advanced Energy Industries, Inc. *                               22,590
  1,129 Allete, Inc.                                                     50,534
  1,541 American Superconductor Corp. *                                  31,560
  4,839 Ametek, Inc.                                                    209,142
  2,120 Belden CDT, Inc.                                                 99,449
    973 Encore Wire Corp.                                                24,451
  2,552 Energizer Holdings, Inc. *                                      282,889
  1,909 Energy Conversion Devices, Inc. *                                43,372
  2,295 General Cable Corp. *                                           154,040
  4,658 GrafTech International Ltd. *                                    83,099
  2,623 Hubbell, Inc. Class B                                           149,826
 33,000 Insteel Industries, Inc. #                                      506,550
    500 Lamson & Sessions Co. *                                          13,480
    950 Littelfuse, Inc. *                                               33,905
  1,385 Medis Technologies Ltd. *                                        18,005
    285 Powell Industries, Inc. *                                        10,799
  2,336 Power-One, Inc. *                                                11,914
  1,400 Raser Technologies, Inc. *                                       18,046
  1,060 Superior Essex, Inc. *                                           39,517
  1,073 Universal Display Corp. *                                        19,013
  1,150 Vicor Corp.                                                      13,938
    964 Wilson Greatbatch Technologies, Inc. *                           25,633
                                                                    -----------
                                                                      1,861,752
                                                                    -----------
ELECTRONICS - 5.2%
    500 American Science & Engineering, Inc.                             31,330
    652 Analogic Corp.                                                   41,572
  5,594 Arrow Electronics, Inc. *                                       237,857
  6,639 Avnet, Inc. *                                                   264,631
  2,200 AVX Corp.                                                        35,420
    814 Badger Meter, Inc.                                               26,089
    648 Bel Fuse, Inc. Class B                                           22,460
  3,380 Benchmark Electronics, Inc. *                                    80,681
  2,384 Brady Corp.                                                      85,538
 45,020 Checkpoint Systems, Inc. *                                    1,188,078
  1,800 Cogent, Inc. *                                                   28,224
104,597 Coherent, Inc. #*                                             3,355,472
  1,378 CTS Corp.                                                        17,776
    640 Cubic Corp.                                                      26,989
  1,405 Cymer, Inc. *                                                    53,938
  1,424 Daktronics, Inc.                                                 38,761
    862 Dionex Corp. *                                                   68,494
  1,800 Dolby Laboratories, Inc. *                                       62,676
    700 Eagle Test Systems, Inc. *                                        8,974
  1,340 Electro Scientific Industries, Inc. *                            32,106
    554 Excel Technology, Inc. *                                         13,822
    600 Faro Technologies, Inc. *                                        26,490
  1,438 FEI Co. *                                                        45,196
  3,064 Flir Systems, Inc. *                                            169,715
170,134 Gentex Corp.                                                  3,647,673
 87,762 II-VI, Inc. #*                                                3,030,422
  1,700 Ionatron, Inc. *                                                  5,831
  1,370 Itron, Inc. *                                                   127,506
  8,300 Jabil Circuit, Inc.                                             189,572
  3,640 Kemet Corp. *                                                    26,754
  2,855 L-1 Identity Solutions, Inc. *                                   53,817
  1,025 LoJack Corp. *                                                   19,434
    795 Measurement Specialties, Inc. *                                  22,180
  1,480 Methode Electronics, Inc.                                        22,274
  1,668 Mettler Toledo International, Inc. *                            170,136
    500 Multi-Fineline Electronix, Inc. *                                 7,415
    479 OSI Systems, Inc. *                                              10,782
    200 OYO Geospace Corp. *                                             18,542
    802 Park Electrochemical Corp.                                       26,931
  5,550 PerkinElmer, Inc.                                               162,115
  2,072 Plexus Corp. *                                                   56,773
    737 Rofin-Sinar Technologies, Inc. *                                 51,745
 70,029 Rogers Corp. #*                                               2,884,494
 26,200 Sanmina-SCI Corp. *                                              55,544
 42,700 Solectron Corp. *                                               166,530
  1,571 Sonic Solutions, Inc. *                                          16,448
  2,510 Taser International, Inc. *                                      39,382
 30,563 Technitrol, Inc.                                                823,673
  3,704 Tektronix, Inc.                                                 102,749
  2,622 Thomas & Betts Corp. *                                          153,754
  5,336 Trimble Navigation Ltd. *                                       209,225
  2,025 TTM Technologies, Inc. *                                         23,429
  1,317 Varian, Inc. *                                                   83,774
103,392 Vishay Intertechnology, Inc. *                                1,347,198
  1,531 Watts Water Technologies, Inc.                                   47,002
  1,263 Woodward Governor Co.                                            78,811
  1,209 X-Rite, Inc.                                                     17,458
  1,200 Zygo Corp. *                                                     15,636
                                                                    -----------
                                                                     19,677,298
                                                                    -----------
ENTERTAINMENT & LEISURE - 1.5%
    732 Ambassadors Group, Inc.                                          27,889
    500 Ambassadors International, Inc.                                  12,265
    618 Arctic Cat, Inc.                                                 10,110
  2,532 Bally Technologies, Inc. *                                       89,709
  1,241 Bluegreen Corp. *                                                 9,618

Portfolio of Investments
MetLife Investment Funds, Inc. / Small Company Stock Fund / September 30, 2007 (Unaudited) (continued)


Shares                                                                 Value
------                                                               ----------
 34,299 Brunswick Corp. #                                            $  784,075
  3,502 Callaway Golf Co.                                                56,067
    586 Carmike Cinemas, Inc.                                            10,765
    367 Churchill Downs, Inc.                                            18,335
  1,200 Cinemark Holdings, Inc.                                          22,272
    987 Dover Downs Gaming & Entertainment, Inc.                         10,255
  2,900 DreamWorks Animation SKG, Inc. *                                 96,918
  1,780 Gaylord Entertainment Co. *                                      94,732
  1,200 Great Wolf Resorts, Inc. *                                       14,832
  7,157 Hasbro, Inc.                                                    199,537
  1,604 International Speedway Corp.                                     73,559
    492 Isle of Capri Casinos, Inc. *                                     9,569
  1,253 Jakks Pacific, Inc. *                                            33,468
    500 Lakes Entertainment, Inc. *                                       4,765
  2,199 Leapfrog Enterprises, Inc. *                                     18,142
  1,500 Life Time Fitness, Inc. *                                        92,010
117,330 Macrovision Corp. #*                                          2,889,838
  2,500 Magna Entertainment Corp. *                                       5,675
  1,024 Marine Products Corp.                                             8,684
  2,346 Marvel Entertainment, Inc. *                                     54,990
  1,582 Multimedia Games, Inc. *                                         13,479
  1,800 National CineMedia, Inc.                                         40,320
  1,872 Nautilus Group, Inc.                                             14,920
  3,316 Penn National Gaming, Inc. *                                    195,710
  2,801 Pinnacle Entertainment, Inc. *                                   76,271
  1,719 Polaris Industries, Inc.                                         74,983
    779 RC2 Corp. *                                                      21,570
  3,700 Regal Entertainment Group                                        81,215
  3,016 Scientific Games Corp. *                                        113,402
  1,950 Shuffle Master, Inc. *                                           29,152
  3,511 Six Flags, Inc. *                                                12,148
    638 Speedway Motorsports, Inc.                                       23,606
    464 Steinway Musical Instruments                                     13,744
  1,768 Topps Co., Inc.                                                  17,132
    700 Town Sports International Holdings, Inc. *                       10,647
  1,489 Vail Resorts, Inc. *                                             92,750
  1,600 Warner Music Group Corp.                                         16,160
  2,003 WMS Industries, Inc. *                                           66,299
                                                                     ----------
                                                                      5,561,587
                                                                     ----------
ENVIRONMENTAL SERVICES - 0.4%
 12,600 Allied Waste Industries, Inc. *                                 160,650
  1,013 American Ecology Corp.                                           21,466
  1,800 Aventine Renewable Energy Holdings, Inc. *                       19,026
  2,076 Calgon Carbon Corp. *                                            28,981
    843 Casella Waste Systems, Inc. *                                    10,571
    800 Clean Harbors, Inc. *                                            35,616
  5,274 Covanta Holding Corp. *                                         129,266
  4,200 Darling International, Inc. *                                    41,538
  4,000 Evergreen Solar, Inc. *                                          35,720
  1,600 First Solar, Inc. *                                             188,384
    700 Fuel Tech, Inc. *                                                15,463
  2,838 FuelCell Energy, Inc. *                                          25,372
  1,655 Headwaters, Inc. *                                               24,626
  1,148 Metal Management, Inc.                                           62,222
  1,375 Mine Safety Appliances Co.                                       64,776
  6,500 Nalco Holding Co.                                               192,725
  1,310 Pacific Ethanol, Inc. *                                          12,602
  8,400 Rentech, Inc. *                                                  18,144
  3,916 Stericycle, Inc. *                                              223,839
  1,100 Sunpower Corp. *                                                 91,102
  2,562 Tetra Tech, Inc. *                                               54,109
    900 VeraSun Energy Corp. *                                            9,900
  2,181 Verenium Corp. *                                                 11,516
  2,950 Waste Connections, Inc. *                                        93,692
    107 Waste Industries USA, Inc.                                        3,062
  1,433 Waste Services, Inc. *                                           13,914
                                                                     ----------
                                                                      1,588,282
                                                                     ----------
FOOD, BEVERAGE & TOBACCO - 1.3%
    100 Alico, Inc.                                                       4,334
  4,249 Alliance One International, Inc. *                               27,788
    732 Andersons, Inc.                                                  35,151
    349 Boston Beer Co., Inc. *                                          16,982
  1,500 Chipotle Mexican Grill, Inc. *                                  160,500
  1,879 Chiquita Brands International, Inc. *                            29,745
    327 Coca-Cola Bottling Co. Consolidated                              19,718
 39,760 Constelllation Brands, Inc. *                                   962,590
  3,318 Corn Products International, Inc.                               152,197
  5,700 Dean Foods Co.                                                  145,806
107,865 Del Monte Foods Co.                                           1,132,582
    500 Farmer Bros Co.                                                  12,440
  3,618 Flowers Foods, Inc.                                              78,872
  1,300 Fresh Del Monte Produce, Inc.                                    37,375
  1,080 Great Atlantic & Pacific Tea Co. *                               32,897
    666 Green Mountain Coffee Roasters, Inc. *                           22,105
  1,722 Hain Celestial Group, Inc. *                                     55,328
  3,044 Hansen Natural Corp. *                                          172,534
    700 Imperial Sugar Co.                                               18,291
    600 Ingles Markets, Inc.                                             17,196
    740 J&J Snack Foods Corp.                                            25,767
  2,546 JM Smucker Co.                                                  136,007
  1,500 Jones Soda Co. *                                                 18,090
  1,192 Lance, Inc.                                                      27,440
    500 M&F Worldwide Corp. *                                            25,095
     78 Maui Land & Pineapple Co., Inc. *                                 2,374
  5,900 McCormick & Co., Inc.                                           212,223
    600 MGP Ingredients, Inc.                                             6,162
  2,439 Molson Coors Brewing Co. Class B                                243,095
    685 Nash Finch Co.                                                   27,284
    873 National Beverage Corp.                                           7,403
  1,347 Pathmark Stores, Inc. *                                          17,174
    504 Peet's Coffee & Tea, Inc. *                                      14,067
  2,553 PepsiAmericas, Inc.                                              82,819
  1,559 Performance Food Group Co. *                                     46,973
  1,694 Pilgrim's Pride Corp.                                            58,833
  1,268 Ralcorp Holdings, Inc. *                                         70,780

Portfolio of Investments
MetLife Investment Funds, Inc. / Small Company Stock Fund / September 30, 2007 (Unaudited) (continued)


Shares                                                                 Value
------                                                               ----------
 1,759 Ruddick Corp.                                                 $   58,997
   821 Sanderson Farms, Inc.                                             34,211
    19 Seaboard Corp.                                                    37,240
 4,732 Smithfield Foods, Inc. *                                         149,058
 1,100 Spartan Stores, Inc.                                              24,783
   415 Tejon Ranch Co. *                                                 17,181
 1,712 Tootsie Roll Industries, Inc.                                     45,419
 1,400 TreeHouse Foods, Inc. *                                           37,870
 1,806 United Natural Foods, Inc. *                                      49,159
 1,253 Universal Corp.                                                   61,334
 1,362 Vector Group Ltd.                                                 30,519
   200 Village Super Market, Inc.                                        10,400
   509 Weis Markets, Inc.                                                21,729
 1,600 Winn-Dixie Stores, Inc. *                                         29,952
                                                                     ----------
                                                                      4,763,869
                                                                     ----------
FOREST PRODUCTS & PAPER - 0.4%
49,166 Bowater, Inc. #                                                  733,557
 1,829 Buckeye Technologies, Inc. *                                      27,691
   397 Deltic Timber Corp.                                               22,597
21,100 Domtar Corp. *                                                   173,020
 1,917 Glatfelter                                                        28,448
 4,512 Louisiana-Pacific Corp.                                           76,569
 2,000 Mercer International, Inc. *                                      18,900
   600 Neenah Paper, Inc.                                                19,854
 1,887 Potlatch Corp.                                                    84,972
 3,436 Rayonier, Inc.                                                   165,065
 1,709 Rock-Tenn Co.                                                     49,390
   896 Schweitzer-Mauduit International, Inc.                            20,877
 4,868 Temple-Inland, Inc.                                              256,203
 2,524 Wausau-Mosinee Paper Corp.                                        28,142
 1,000 Xerium Technologies, Inc.                                          5,400
                                                                     ----------
                                                                      1,710,685
                                                                     ----------
HEALTH CARE - 7.6%
 1,104 Abaxis, Inc. *                                                    24,785
 1,588 Abiomed, Inc. *                                                   19,739
   800 Accuray, Inc. *                                                   13,968
 2,635 Advanced Medical Optics, Inc. *                                   80,605
   400 Air Methods Corp. *                                               18,480
 2,551 Align Technology, Inc. *                                          64,617
   241 Alliance Imaging, Inc. *                                           2,183
 1,069 Amedisys, Inc. *                                                  41,071
   500 American Dental Partners, Inc. *                                  14,005
 3,322 American Medical Systems Holdings, Inc. *                         56,308
30,514 AMERIGROUP Corp. *                                             1,052,123
 1,393 AMN Healthcare Services, Inc. *                                   26,091
 1,159 Amsurg Corp. *                                                    26,738
   800 AngioDynamics, Inc. *                                             15,080
 1,920 Apria Healthcare Group, Inc. *                                    49,939
 1,026 Arrow International, Inc.                                         46,673
 1,321 Arthrocare Corp. *                                                73,831
   729 Aspect Medical Systems, Inc. *                                     9,893
 2,800 Assisted Living Concepts, Inc. *                                  25,592
 2,539 Bausch & Lomb, Inc.                                              162,496
 2,780 Beckman Coulter, Inc.                                            205,053
42,500 Bio-Reference Labs, Inc. #*                                    1,434,800
 1,600 Brookdale Senior Living, Inc.                                     63,696
 2,795 Bruker BioSciences Corp. *                                        24,596
 1,500 Capital Senior Living Corp. *                                     12,630
 1,850 Centene Corp. *                                                   39,794
 2,609 Cepheid, Inc. *                                                   59,485
35,975 Community Health Systems, Inc. *                               1,131,054
 1,500 Conceptus, Inc. *                                                 28,470
 1,290 Conmed Corp. *                                                    36,107
 2,092 Cooper Cos, Inc.                                                 109,663
   453 Corvel Corp. *                                                    10,473
 2,818 Covance, Inc. *                                                  219,522
   500 Cutera, Inc. *                                                    13,105
 1,069 Cyberonics, Inc. *                                                14,902
 5,153 Cytyc Corp. *                                                    245,540
 4,246 Dade Behring Holdings, Inc.                                      324,182
   696 Datascope Corp.                                                   23,532
 6,800 DENTSPLY International, Inc.                                     283,152
 1,100 DJ Orthopedics, Inc. *                                            54,010
 2,587 Edwards Lifesciences Corp. *                                     127,565
   200 Emeritus Corp. *                                                   5,420
   826 ev3, Inc. *                                                       13,563
   800 Foxhollow Technologies, Inc. *                                    21,120
 2,256 Gen-Probe, Inc. *                                                150,205
 1,009 Gentiva Health Services, Inc. *                                   19,383
 1,271 Haemonetics Corp. *                                               62,813
10,800 Health Management Associates, Inc. Class A                        74,952
 3,300 HEALTHSOUTH Corp. *                                               57,783
 2,300 Healthspring, Inc. *                                              44,850
 1,577 Healthways, Inc. *                                                85,111
 3,970 Henry Schein, Inc. *                                             241,535
 2,742 Hillenbrand Industries, Inc.                                     150,865
 2,520 Hologic, Inc. *                                                  153,720
 1,800 Hythiam, Inc. *                                                   13,392
   596 ICU Medical, Inc. *                                               23,095
 1,397 Idexx Laboratories, Inc. *                                       153,097
 3,154 Immucor, Inc. *                                                  112,756
 1,700 Intuitive Surgical, Inc. *                                       391,000
 1,334 Invacare Corp.                                                    31,189
 2,100 Inverness Medical Innovations, Inc. *                            116,172
   400 Kensey Nash Corp. *                                               10,444
 1,602 Kindred Healthcare, Inc. *                                        28,692
 2,477 Kinetic Concepts, Inc. *                                         139,406
 2,100 Kyphon, Inc. *                                                   147,000
   890 LCA-Vision, Inc.                                                  26,157
   500 LHC Group, Inc. *                                                 10,735
 2,739 LifePoint Hospitals, Inc. *                                       82,197
 3,714 Lincare Holdings, Inc. *                                         136,118
 1,918 Luminex Corp. *                                                   28,923
 3,342 Manor Care, Inc.                                                 215,225
 1,100 Matria Healthcare, Inc. *                                         28,776
   366 Medcath Corp. *                                                   10,050

Portfolio of Investments
MetLife Investment Funds, Inc. / Small Company Stock Fund / September 30, 2007 (Unaudited) (continued)


Shares                                                                 Value
------                                                              -----------
    500 Medical Action Industries, Inc. *                           $    11,830
  1,526 Mentor Corp.                                                     70,272
  1,738 Meridian Bioscience, Inc.                                        52,696
  1,568 Merit Medical Systems, Inc. *                                    20,353
    600 Micrus Endovascular Corp. *                                      10,962
    668 Molina Healthcare, Inc. *                                        24,228
    379 National Healthcare Corp.                                        19,477
  1,200 Natus Medical, Inc. *                                            19,128
    500 Nighthawk Radiology Holdings, Inc. *                             12,255
    900 Northstar Neuroscience, Inc. *                                   10,044
  1,600 NuVasive, Inc. *                                                 57,488
  1,100 NxStage Medical, Inc. *                                          15,939
  1,092 Oakley, Inc.                                                     31,701
  2,125 Odyssey HealthCare, Inc. *                                       20,421
  2,592 OraSure Technologies, Inc. *                                     26,050
 74,000 Orthofix International N.V. #*                                3,623,780
    905 Palomar Medical Technologies, Inc. *                             25,783
  6,300 Patterson Cos., Inc. *                                          243,243
 25,998 Pediatrix Medical Group, Inc. *                               1,700,789
  1,074 PolyMedica Corp.                                                 56,406
  3,078 PSS World Medical, Inc. *                                        58,882
  2,516 Psychiatric Solutions, Inc. *                                    98,828
  1,200 Quidel Corp. *                                                   23,472
    700 Radiation Therapy Services, Inc. *                               14,574
    597 RehabCare Group, Inc. *                                          10,501
  1,262 Res-Care, Inc. *                                                 28,824
  3,470 Resmed, Inc. *                                                  148,759
 54,488 Respironics, Inc. *                                           2,617,059
  2,492 Sierra Health Services *                                        105,138
 92,400 Sirona Dental Systems, Inc. #*                                3,295,908
    800 Skilled Healthcare Group, Inc. Class A *                         12,600
    598 SonoSite, Inc. *                                                 18,251
  1,100 Spectranetics Corp. *                                            14,828
  1,200 Stereotaxis, Inc. *                                              16,548
 46,406 Steris Corp.                                                  1,268,276
  1,600 Sun Healthcare Group, Inc. *                                     26,736
  1,928 Sunrise Senior Living, Inc. *                                    68,193
    625 SurModics, Inc. *                                                30,631
  1,500 Symmetry Medical, Inc. *                                         25,050
  1,810 Techne Corp. *                                                  114,175
 20,600 Tenet Healthcare Corp. *                                         69,216
  2,478 Thoratec Corp. *                                                 51,270
 20,520 Universal Health Services, Inc. Class B                       1,116,698
  1,430 Ventana Medical Systems *                                       122,851
    600 Visicu, Inc. *                                                    4,548
    800 Vital Images, Inc. *                                             15,616
    323 Vital Signs, Inc.                                                16,841
    700 Volcano Corp. *                                                  11,508
  1,900 WellCare Health Plans, Inc. *                                   200,317
  1,470 West Pharmaceutical Services, Inc.                               61,240
137,645 Wright Medical Group, Inc. #*                                 3,691,639
    832 Zoll Medical Corp. *                                             21,565
                                                                    -----------
                                                                     28,504,679
                                                                    -----------
HOTELS & RESTAURANTS - 1.3%
  1,316 Ameristar Casinos, Inc.                                          36,980
  3,242 Applebees International, Inc.                                    80,661
  1,000 BJ's Restaurants, Inc. *                                         21,050
  1,664 Bob Evans Farms, Inc.                                            50,220
  2,600 Boyd Gaming Corp.                                               111,410
    824 Buffalo Wild Wings, Inc. *                                       31,081
  2,800 Burger King Holdings, Inc.                                       71,372
  1,492 California Pizza Kitchen, Inc. *                                 26,214
    963 CBRL Group, Inc.                                                 39,290
 29,890 CEC Entertainment, Inc. *                                       803,144
  3,040 Cheesecake Factory *                                             71,349
  1,696 Choice Hotels International, Inc.                                63,888
  3,000 CKE Restaurants, Inc.                                            48,630
  3,300 Denny's Corp. *                                                  13,200
  2,300 Domino's Pizza, Inc.                                             38,157
    724 IHOP Corp.                                                       45,851
  1,401 Jack in the Box, Inc. *                                          90,841
  3,397 Krispy Kreme Doughnuts, Inc. *                                   13,588
    610 Landry's Restaurants, Inc.                                       16,141
    912 Lodgian, Inc. *                                                  10,762
    892 Marcus Corp.                                                     17,126
 56,340 McCormick & Schmick's Seafood Restaurants, Inc. #*            1,060,882
    600 Monarch Casino & Resort, Inc. *                                  17,070
  1,200 Morgans Hotel Group Co. *                                        26,100
    700 Morton's Restaurant Group, Inc. *                                11,130
  1,476 MTR Gaming Group, Inc. *                                         14,066
  1,271 O'Charleys, Inc.                                                 19,268
  2,000 Orient-Express Hotels Ltd.                                      102,540
  1,380 Panera Bread Co. *                                               56,304
    958 Papa John's International, Inc. *                                23,414
  1,157 PF Chang's China Bistro, Inc. *                                  34,247
    883 Red Robin Gourmet Burgers, Inc. *                                37,881
    600 Riviera Holdings Corp. *                                         16,830
 65,200 Ruby Tuesday, Inc. #                                          1,195,768
  1,100 Ruth's Chris Steak House *                                       15,675
  2,884 Sonic Corp. *                                                    67,486
  1,938 Station Casinos, Inc.                                           169,536
  1,339 Steak N Shake Co. *                                              20,098
  2,700 Texas Roadhouse, Inc. *                                          31,590
  2,874 Triarc Cos. Class B                                              35,954
  1,700 Trump Entertainment Resorts, Inc. *                              10,965
  3,800 Wendy's International, Inc.                                     132,658
                                                                    -----------
                                                                      4,800,417
                                                                    -----------
HOUSEHOLD PRODUCTS - 0.6%
  2,700 Acco Brands Corp. *                                              60,588
 36,187 American Greetings Corp. #                                      955,337
    668 American Woodmark Corp.                                          16,560
  1,380 Blyth, Inc.                                                      28,221
  3,340 Central Garden and Pet Co. Class A *                             29,993
  2,833 Church & Dwight, Inc.                                           133,264

Portfolio of Investments
MetLife Investment Funds, Inc. / Small Company Stock Fund / September 30, 2007 (Unaudited) (continued)


Shares                                                                 Value
------                                                               ----------
   476 CSS Industries, Inc.                                          $   17,122
   999 Digital Theater Systems, Inc. *                                   30,340
 1,100 Ennis Business Forms                                              24,244
 1,230 Ethan Allen Interiors, Inc.                                       40,209
 2,075 Fossil, Inc. *                                                    77,522
 2,726 Furniture Brands International, Inc.                              27,642
 1,400 Helen of Troy Ltd. *                                              27,034
   300 Hooker Furniture Corp.                                             6,006
 3,167 Jarden Corp. *                                                    97,987
 1,358 Kimball International, Inc. Class B                               15,454
 1,920 La-Z-Boy, Inc.                                                    14,170
 7,900 Leggett & Platt, Inc.                                            151,364
   500 Libbey, Inc.                                                       8,760
   619 Lifetime Brands, Inc.                                             12,559
   169 National Presto Industries, Inc.                                   8,957
 2,676 Playtex Products, Inc. *                                          48,917
   625 Russ Berrie & Co., Inc. *                                         10,500
 1,957 Scotts Co.                                                        83,662
 2,100 Sealy Corp.                                                       29,484
 2,205 Spectrum Brands, Inc. *                                           12,789
   980 Standard Register Co.                                             12,456
 3,852 Tempur-Pedic International, Inc.                                 137,709
 4,712 Tivo, Inc. *                                                      29,921
 1,784 Toro Co.                                                         104,953
 2,653 Tupperware Corp.                                                  83,543
   823 Universal Electronics, Inc. *                                     26,747
   696 WD-40 Co.                                                         23,761
                                                                     ----------
                                                                      2,387,775
                                                                     ----------
INDUSTRIAL MACHINERY - 1.5%
 4,144 AGCO Corp. *                                                     210,391
 1,392 Albany International Corp.                                        52,186
 1,987 Applied Industrial Technologies, Inc.                             61,259
   825 Astec Industries, Inc. *                                          47,396
 2,005 Baldor Electric Co.                                               80,100
 2,410 Briggs & Stratton Corp.                                           60,684
 1,700 Bucyrus International, Inc.                                      123,981
   487 Cascade Corp.                                                     31,738
   600 Chart Industries, Inc. *                                          19,296
 2,330 Cognex Corp.                                                      41,381
   700 Columbus McKinnon Corp. *                                         17,423
 1,600 Flow International Corp. *                                        14,112
 2,530 Flowserve Corp.                                                  192,735
   952 Franklin Electric Co., Inc.                                       39,137
32,654 Gardner Denver, Inc. *                                         1,273,506
   519 Gehl Co. *                                                        11,589
 1,500 Gerber Scientific, Inc. *                                         16,275
   601 Gorman-Rupp Co.                                                   19,929
 3,073 Graco, Inc.                                                      120,185
   400 Hardinge, Inc.                                                    13,932
 3,755 IDEX Corp.                                                       136,644
 2,643 Intermec, Inc. *                                                  69,035
   970 Intevac, Inc. *                                                   14,744
   500 iRobot Corp. *                                                     9,940
   794 Kadant, Inc. *                                                    22,232
 1,747 Kennametal, Inc.                                                 146,713
 1,917 Lincoln Electric Holdings, Inc.                                  148,778
   384 Lindsay Manufacturing Co.                                         16,811
 5,552 Manitowoc Co.                                                    245,843
   678 Middleby Corp. *                                                  43,758
   250 NACCO Industries, Inc.                                            25,870
 1,547 Nordson Corp.                                                     77,675
 1,517 Regal-Beloit Corp.                                                72,649
   699 Robbins & Myers, Inc.                                             40,046
   699 Sauer-Danfoss, Inc.                                               18,649
 2,729 Snap-On, Inc.                                                    135,195
 3,806 Stanley Works                                                    213,631
   480 Tecumseh Products Co. *                                            9,240
   750 Tennant Co.                                                       36,525
   900 TurboChef Technologies, Inc. *                                    11,880
   200 Twin Disc, Inc.                                                   11,640
39,317 Wabtec Corp.                                                   1,472,815
 3,277 Zebra Technologies Corp. *                                       119,578
                                                                     ----------
                                                                      5,547,126
                                                                     ----------
INSURANCE - 3.9%
 1,302 Alfa Corp.                                                        23,670
   181 Alleghany Corp. *                                                 73,486
 2,800 Allied World Assurance Holdings Ltd.                             145,348
 2,392 American Equity Investment Life Holding Co.                       25,475
 3,795 American Financial Group, Inc.                                   108,233
   695 American National Insurance Co.                                   91,427
   300 American Physicians Capital, Inc.                                 11,688
   700 Amerisafe, Inc. *                                                 11,578
 1,200 AmTrust Financial Services, Inc.                                  18,204
 2,200 Arch Capital Group Ltd. *                                        163,702
 1,237 Argo Group International Holdings Ltd. *                          53,822
 4,581 Arthur J. Gallagher & Co.                                        132,712
 4,100 Aspen Insurance Holdings Ltd.                                    114,431
 3,000 Assured Guaranty Ltd.                                             81,510
 7,000 Axis Capital Holdings Ltd.                                       272,370
   370 Baldwin & Lyons, Inc. Class B                                     10,105
 4,868 Brown & Brown, Inc.                                              128,028
   709 CNA Surety Corp. *                                                12,500
 2,568 Commerce Group, Inc.                                              75,679
 8,216 Conseco, Inc. *                                                  131,456
 1,931 Crawford & Co. Class B *                                          12,281
   500 Darwin Professional Underwriters, Inc. *                          10,800
 2,050 Delphi Financial Group                                            82,861
   561 Donegal Group, Inc.                                                9,077
   500 eHealth, Inc. *                                                   13,850
   507 EMC INS Group, Inc.                                               13,177
 2,400 Employers Holdings, Inc.                                          49,464
 2,700 Endurance Specialty Holdings Ltd.                                112,185
   300 Enstar Group Ltd. *                                               38,025
 2,206 Erie Indemnity Co.                                               134,853
   696 FBL Financial Group, Inc.                                         27,485

Portfolio of Investments
MetLife Investment Funds, Inc. / Small Company Stock Fund / September 30, 2007 (Unaudited) (continued)


Shares                                                                 Value
------                                                              -----------
10,000 Fidelity National Title Group, Inc. Class A                  $   174,800
   730 First Acceptance Corp. *                                           3,687
 4,281 First American Corp.                                             156,770
   800 First Mercury Financial Corp. *                                   17,208
   490 FPIC Insurance Group, Inc. *                                      21,095
   283 Great American Financial Resources, Inc.                           6,939
 2,397 Hanover Insurance Group, Inc.                                    105,923
28,516 Harleysville Group, Inc. #                                       911,942
 4,937 HCC Insurance Holdings, Inc.                                     141,396
 1,525 Hilb Rogal & Hobbs Co.                                            66,078
 1,914 Horace Mann Educators Corp.                                       37,725
   360 Independence Holding Co.                                           7,337
24,534 Infinity Property & Casualty Corp.                               986,757
 2,700 IPC Holdings Ltd.                                                 77,895
   400 James River Group, Inc.                                           12,960
   202 Kansas City Life Ins, Co.                                          8,904
   838 LandAmerica Financial Group, Inc.                                 32,665
   454 Markel Corp. *                                                   219,736
 2,600 Max Capital Group Ltd.                                            72,904
 1,700 Meadowbrook Insurance Group, Inc. *                               15,317
 1,187 Mercury General Corp.                                             64,015
   466 Midland Co.                                                       25,611
 4,700 Montpelier Re Holdings Ltd.                                       83,190
   100 National Interstate Corp.                                          3,079
   100 National Western Life Insurance Co.                               25,596
   698 Navigators Group, Inc. *                                          37,867
   400 NYMAGIC, Inc.                                                     11,124
 1,400 Odyssey Re Holdings Corp.                                         51,954
10,425 Old Republic International Corp.                                 195,364
 1,300 OneBeacon Insurance Group Ltd.                                    28,015
 2,600 PartnerRe Ltd.                                                   205,374
 2,649 Philadelphia Consolidated Holding Co. *                          109,510
 5,300 Phoenix Cos, Inc.                                                 74,783
45,900 Platinum Underwriters Holdings Ltd.                            1,650,564
 1,480 PMA Capital Corp. *                                               14,060
 3,800 PMI Group, Inc.                                                  124,260
   741 Presidential Life Corp.                                           12,567
 1,900 Primus Guaranty Ltd. *                                            19,988
 1,594 ProAssurance Corp. *                                              85,869
30,768 Protective Life Corp.                                          1,305,794
 3,700 Radian Group, Inc.                                                86,136
 1,392 Reinsurance Group of America, Inc. (a)                            78,912
 3,300 RenaissanceRe Holdings Ltd.                                      215,853
   893 RLI Corp.                                                         50,651
   900 Safety Insurance Group, Inc.                                      32,346
 2,600 Scottish Re Group Ltd. *                                           8,294
   673 SeaBright Insurance Holdings, Inc. *                              11,488
 1,100 Security Capital Assurance Ltd.                                   25,124
65,868 Selective Insurance Group, Inc. #                              1,401,671
29,582 Stancorp Financial Group, Inc.                                 1,464,605
   796 State Auto Financial Corp.                                        23,283
   725 Stewart Information Services Corp.                                24,846
 1,100 Tower Group, Inc.                                                 28,798
 1,100 Transatlantic Holdings, Inc.                                      77,363
 1,100 United America Indemnity Ltd. *                                   23,661
 1,060 United Fire & Casualty Co.                                        41,435
 2,145 Unitrin, Inc.                                                    106,371
 1,706 Universal American Financial Corp. *                              38,914
    50 Wesco Financial Corp.                                             19,900
50,330 WR Berkley Corp.                                               1,491,278
 1,537 Zenith National Insurance Corp.                                   68,996
                                                                    -----------
                                                                     14,716,029
                                                                    -----------
INTERNET SERVICES & APPLICATIONS - 1.7%
 1,266 1-800-FLOWERS.COM, Inc. *                                         14,673
   900 Acme Packet, Inc. *                                               13,878
 7,426 Akamai Technologies, Inc. *                                      213,349
 3,823 Ariba, Inc. *                                                     41,212
 7,100 Art Technology Group, Inc. *                                      21,442
 1,100 Authorize.Net Holdings, Inc. *                                    19,393
 2,458 Avocent Corp. *                                                   71,577
   565 Blue Coat Systems, Inc. *                                         44,499
   600 Blue Nile, Inc. *                                                 56,472
 3,603 Checkfree Corp. *                                                167,684
 1,320 Chordiant Software, Inc. *                                        18,295
25,527 CMGI, Inc. *                                                      34,717
 7,319 CNET Networks, Inc. *                                             54,527
 2,444 Cogent Communications Group, Inc. *                               57,043
 1,724 Cybersource Corp. *                                               20,154
 1,600 DealerTrack Holdings, Inc. *                                      67,008
 1,991 Digital River, Inc. *                                             89,097
 5,163 Earthlink, Inc. *                                                 40,891
 1,429 Equinix, Inc. *                                                  126,738
 1,721 eResearch Technology, Inc. *                                      19,602
 3,844 F5 Networks, Inc. *                                              142,958
   600 Global Sources Ltd. *                                             13,302
   843 GSI Commerce, Inc. *                                              22,424
 2,875 Harris Interactive, Inc. *                                        12,391
 8,177 HLTH Corp. *                                                     115,868
 1,000 i2 Technologies, Inc. *                                           15,250
 1,300 iBasis, Inc. *                                                    13,975
 1,819 Infospace, Inc.                                                   31,942
 1,940 Internap Network Services Corp. *                                 27,490
 1,400 Internet Capital Group, Inc. *                                    16,800
 2,214 Interwoven, Inc. *                                                31,505
 1,912 Ipass, Inc. *                                                      8,030
 2,300 j2 Global Communications, Inc. *                                  75,279
 1,000 Knot, Inc. *                                                      21,260
 3,956 Lionbridge Technologies *                                         15,784
   700 Liquidity Services, Inc. *                                         7,693
 1,200 LoopNet, Inc. *                                                   24,648
 7,200 McAfee, Inc. *                                                   251,064
   700 Mercadolibre, Inc. *                                              25,489
 6,186 Move, Inc. *                                                      17,073
 1,889 NetFlix, Inc. *                                                   39,140
 2,032 NIC, Inc.                                                         14,102
 1,600 Nutri/System, Inc. *                                              75,024

Portfolio of Investments
MetLife Investment Funds, Inc. / Small Company Stock Fund / September 30, 2007 (Unaudited) (continued)


Shares                                                                 Value
------                                                              -----------
  4,400 On2 Technologies, Inc. *                                    $     5,104
249,792 Online Resources Corp. #*                                     3,157,371
  4,272 Openwave Systems, Inc.                                           18,711
  1,500 Orbitz Worldwide, Inc. *                                         17,426
    634 Overstock.com, Inc. *                                            18,259
  1,200 Perficient, Inc. *                                               26,244
  1,762 Priceline.com, Inc. *                                           156,378
  4,600 RealNetworks, Inc. *                                             31,188
    800 RightNow Technologies, Inc. *                                    12,872
  2,945 S1 Corp. *                                                       26,652
  7,900 Safeguard Scientifics, Inc. *                                    18,091
  3,431 Sapient Corp. *                                                  23,022
  2,748 Secure Computing Corp. *                                         26,738
    500 Shutterfly, Inc. *                                               15,955
  1,154 Sohu.com, Inc. *                                                 43,517
  3,465 SonicWALL, Inc. *                                                30,249
  1,217 Stamps.com, Inc. *                                               14,568
  1,550 Terremark Worldwide, Inc. *                                      11,114
  1,200 TheStreet.com, Inc.                                              14,532
  8,870 TIBCO Software, Inc. *                                           65,549
    125 Travelzoo, Inc. *                                                 2,869
  1,963 Trizetto Group *                                                 34,372
  2,927 United Online, Inc.                                              43,934
  4,400 Valueclick, Inc. *                                               98,824
  1,200 VASCO Data Security International, Inc. *                        42,372
  1,550 Vignette Corp. *                                                 31,109
    500 Vocus, Inc. *                                                    14,620
    300 WebMD Health Corp. *                                             15,630
  1,900 Websense, Inc. *                                                 37,487
                                                                    -----------
                                                                      6,265,499
                                                                    -----------
MANUFACTURING - 3.0%
 27,560 Actuant Corp. #                                               1,790,573
  1,943 Acuity Brands, Inc.                                              98,083
    600 American Railcar Industries, Inc.                                13,212
    400 Ameron International Corp.                                       42,308
  1,034 AO Smith Corp.                                                   45,372
  3,260 Aptargroup, Inc.                                                123,456
    400 AZZ, Inc. *                                                      13,984
  2,076 Barnes Group, Inc.                                               66,266
  1,900 Blount International, Inc. *                                     21,584
 28,439 Brink's Co. #                                                 1,589,171
  2,794 Carlisle Cos., Inc.                                             135,789
  1,295 Ceradyne, Inc. *                                                 98,083
  2,268 Clarcor, Inc.                                                    77,588
  2,391 Crane Co.                                                       114,696
  3,458 Donaldson Co., Inc.                                             144,406
  1,000 EnPro Industries, Inc. *                                         40,600
  1,086 ESCO Technologies, Inc. *                                        36,099
  2,084 Federal Signal Corp.                                             32,010
    500 Freightcar America, Inc.                                         19,100
    300 GenTek, Inc. *                                                    9,024
  1,647 Griffon Corp. *                                                  24,870
 29,964 Harsco Corp.                                                  1,775,966
  4,250 Hexcel Corp. *                                                   96,518
    700 Koppers Holdings, Inc.                                           27,027
  1,047 Lancaster Colony Corp.                                           39,964
    600 LSB Industries, Inc. *                                           14,190
  1,376 Matthews International Corp.                                     60,269
  1,425 Myers Industries, Inc.                                           28,244
  5,582 Pall Corp.                                                      217,140
  4,504 Pentair, Inc.                                                   149,443
    800 Raven Industries, Inc.                                           32,040
  1,100 Reddy Ice Holdings, Inc.                                         29,007
 59,418 Roper Industries, Inc. #                                      3,891,879
  1,400 Smith & Wesson Holding Corp. *                                   26,726
  2,525 SPX Corp.                                                       233,714
    696 Standex International Corp.                                      14,393
    900 Sturm, Ruger & Co., Inc. *                                       16,119
  1,672 Teleflex, Inc.                                                  130,282
  1,269 Tredegar Corp.                                                   21,890
  3,558 Trinity Industries, Inc.                                        133,567
                                                                    -----------
                                                                     11,474,652
                                                                    -----------
METALS & MINING - 2.4%
  4,985 AK Steel Holding Corp. *                                        219,091
  3,100 Alpha Natural Resources, Inc. *                                  72,013
    669 AM Castle & Co.                                                  21,809
  1,121 Amcol International Corp.                                        37,094
    200 Ampco-Pittsburgh Corp.                                            7,876
  2,900 Apex Silver Mines Ltd. *                                         56,405
 18,160 Arch Coal, Inc. #                                               612,718
  1,009 Brush Engineered Materials, Inc. *                               52,357
  1,211 Carpenter Technology Corp.                                      157,442
  1,238 Century Aluminum Co. *                                           65,181
    728 CIRCOR International, Inc.                                       33,058
  1,904 Cleveland-Cliffs, Inc.                                          167,495
 13,322 Coeur d'Alene Mines Corp. *                                      50,490
  5,340 Commercial Metals Co.                                           169,011
  1,550 Compass Minerals International, Inc.                             52,762
    500 Dynamic Materials Corp.                                          23,945
  2,000 Foundation Coal Holdings, Inc.                                   78,400
  1,353 Gibraltar Industries, Inc.                                       25,031
    500 Haynes International, Inc. *                                     42,685
  5,176 Hecla Mining Co. *                                               46,325
  2,500 Idaho General Mines, Inc. *                                      16,600
  6,800 International Coal Group, Inc. *                                 30,192
    700 Kaiser Aluminum Corp.                                            49,399
  1,205 Kaydon Corp.                                                     62,648
    400 L.B. Foster Co. Class A *                                        17,384
    700 Ladish Co., Inc. *                                               38,836
    149 Lawson Products                                                   5,187
  3,772 Massey Energy Co.                                                82,305
 24,692 Mueller Industries, Inc.                                        892,369
  4,144 Mueller Water Products, Inc.                                     45,584
  1,600 Mueller Water Products, Inc. Class A                             19,824
    500 Olympic Steel, Inc.                                              13,580
 32,366 Quanex Corp. #                                                1,520,555
 60,400 RBC Bearings, Inc. *                                          2,316,340

Portfolio of Investments
MetLife Investment Funds, Inc. / Small Company Stock Fund / September 30, 2007 (Unaudited) (continued)


Shares                                                                 Value
------                                                               ----------
 2,982 Reliance Steel & Aluminum Co.                                 $  168,602
 1,232 Royal Gold, Inc.                                                  40,348
 1,072 RTI International Metals, Inc. *                                  84,967
 1,350 Ryerson Tull, Inc.                                                45,549
   877 Schnitzer Steel Industries, Inc.                                  64,275
 4,250 Steel Dynamics, Inc.                                             198,475
 2,177 Stillwater Mining Co. *                                           22,401
   450 Sun Hydraulics Corp.                                              14,310
32,210 Timken Co.                                                     1,196,602
 2,300 Uranium Resources, Inc. *                                         21,597
 4,315 USEC, Inc. *                                                      44,229
   857 Valmont Industries, Inc.                                          72,716
   500 Wheeling-Pittsburgh Corp. *                                        9,650
 2,930 Worthington Industries                                            69,031
                                                                     ----------
                                                                      9,154,743
                                                                     ----------
MULTIMEDIA - 1.1%
 1,000 Acacia Research - Acacia Technologies *                           14,680
37,573 Belo Corp. #                                                     652,267
 1,600 Central European Media Enterprises Ltd. Class A *                146,736
16,894 Charter Communications, Inc. *                                    43,587
 8,832 Citadel Broadcasting Corp.                                        36,741
 1,616 CKX, Inc. *                                                       19,893
   450 Courier Corp.                                                     15,844
 1,431 Cox Radio, Inc. *                                                 18,675
 1,083 Crown Media Holdings, Inc. *                                       7,787
 2,600 CTC Media, Inc. *                                                 57,096
   922 Cumulus Media, Inc. *                                              9,423
12,500 Discovery Holding Co. *                                          360,625
 2,700 Dow Jones & Co., Inc.                                            161,190
 2,046 Emmis Communications Corp.                                        10,107
 1,766 Entercom Communications Corp.                                     34,137
 3,019 Entravision Communications Corp. *                                27,835
   225 Fisher Communications, Inc. *                                     11,221
 1,100 GateHouse Media, Inc.                                             14,025
12,074 Gemstar-TV Guide International, Inc. *                            84,035
 1,461 Gray Television, Inc.                                             12,404
 1,335 Hearst-Argyle Television, Inc.                                    34,657
 2,250 John Wiley & Sons, Inc.                                          101,092
 2,691 Journal Communications, Inc.                                      25,511
 1,807 Lee Enterprises, Inc.                                             28,135
 1,362 Lin TV Corp. *                                                    17,720
   825 Lodgenet Entertainment Corp. *                                    20,922
 1,405 Martha Stewart Living Omnimedia *                                 16,368
 2,158 McClatchy Co.                                                     43,117
 1,057 Media General, Inc.                                               29,078
 2,821 Mediacom Communications Corp. *                                   19,888
22,928 Meredith Corp.                                                 1,313,774
 6,300 New York Times Co. Class A                                       124,488
   804 Playboy Enterprises, Inc. Class B *                                8,635
 1,553 Primedia, Inc.                                                    21,804
 4,700 Radio One, Inc. Class D *                                         17,531
   571 Salem Communications Corp.                                         4,568
 1,276 Scholastic Corp. *                                                44,481
 2,521 Sinclair Broadcast Group, Inc.                                    30,353
66,000 Sirius Satellite Radio, Inc. *                                   230,340
 2,194 Spanish Broadcasting System *                                      5,661
 3,301 Sun-Times Media Group, Inc. *                                      7,493
 3,800 Tribune Co.                                                      103,816
    71 Value Line, Inc.                                                   3,498
 3,675 Westwood One, Inc.                                                10,106
 1,361 World Wrestling Entertainment, Inc.                               20,524
12,800 XM Satellite Radio Holdings, Inc. *                              181,376
                                                                     ----------
                                                                      4,203,244
                                                                     ----------
OIL & GAS - 6.6%
 1,400 Allis-Chalmers Energy, Inc. *                                     26,516
   700 Alon USA Energy, Inc.                                             23,646
   700 Arena Resources, Inc. *                                           45,850
 1,054 Atlas America, Inc.                                               54,418
   900 ATP Oil & Gas Corp. *                                             42,327
 1,254 Atwood Oceanics, Inc. *                                           96,006
 2,000 Basic Energy Services, Inc. *                                     42,040
63,418 Berry Petroleum Co. #                                          2,510,719
 1,400 Bill Barrett Corp. *                                              55,174
 1,000 Bois d'Arc Energy, Inc. *                                         19,170
 2,850 Brigham Exploration Co. *                                         16,901
 1,000 Bronco Drilling Co., Inc. *                                       14,800
 4,502 Cabot Oil & Gas Corp.                                            158,290
   900 Cal Dive International, Inc. *                                    13,500
 1,336 Callon Petroleum Co. *                                            18,597
   886 CARBO Ceramics, Inc.                                              44,947
   900 Carrizo Oil & Gas, Inc. *                                         40,374
 1,900 Cheniere Energy, Inc. *                                           74,423
 3,629 Cimarex Energy Co.                                               135,180
   244 Clayton Williams Energy, Inc. *                                    8,052
 1,200 CNX Gas Corp. *                                                   34,524
95,600 Complete Production Services, Inc. #*                          1,957,888
 2,050 Comstock Resources, Inc. *                                        63,222
   600 Contango Oil & Gas Co. *                                          21,720
 1,200 Continental Resources, Inc. *                                     21,768
 1,590 Crosstex Energy, Inc.                                             60,277
   400 Delek US Holdings, Inc.                                           10,032
 3,196 Delta Petroleum Corp. *                                           57,368
 5,500 Denbury Resources, Inc. *                                        245,795
 3,800 Dresser-Rand Group, Inc. *                                       162,298
 1,266 Dril-Quip, Inc. *                                                 62,477
 1,039 Edge Petroleum Corp. *                                            13,341
 2,551 Encore Acquisition Co. *                                          80,739
 1,604 Energy Partners Ltd. *                                            23,547
 5,384 Equitable Resources, Inc.                                        279,268
 4,396 Evergreen Energy, Inc. *                                          22,420
 3,000 EXCO Resources, Inc. *                                            49,620
 2,707 Exterran Holdings, Inc. *                                        217,480
   800 Flotek Industries, Inc. *                                         35,320
 5,872 FMC Technologies, Inc. *                                         338,580
 3,451 Forest Oil Corp. *                                               148,531
 5,020 Frontier Oil Corp.                                               209,033

Portfolio of Investments
MetLife Investment Funds, Inc. / Small Company Stock Fund / September 30, 2007 (Unaudited) (continued)

Shares                                                                 Value
------                                                              -----------
  1,400 FX Energy, Inc. *                                           $    10,430
  2,100 GeoGlobal Resourses, Inc. *                                       7,560
  4,310 Global Industries Ltd. *                                        111,026
    500 GMX Resources, Inc. *                                            16,085
    700 Goodrich Petroleum Corp. *                                       22,190
117,109 Grey Wolf, Inc. #*                                              767,064
    554 Gulf Island Fabrication, Inc.                                    21,268
    600 Gulfport Energy Corp. *                                          14,196
  1,600 Harvest Natural Resources, Inc. *                                19,104
  4,105 Helix Energy Solutions Group, Inc. *                            174,298
  4,670 Helmerich & Payne, Inc.                                         153,316
 41,990 Hercules Offshore, Inc. *                                     1,096,359
  1,954 Holly Corp.                                                     116,908
  1,500 Horizon Offshore, Inc. *                                         24,750
  1,087 Hornbeck Offshore Services, Inc. *                               39,893
  3,201 ION Geophysical Corp. *                                          44,270
    654 Lufkin Industries, Inc.                                          35,983
  3,700 Mariner Energy, Inc. *                                           76,627
    226 Markwest Hydrocarbon, Inc.                                       13,137
  1,400 Matrix Service Co. *                                             29,330
  1,500 McMoRan Exploration Co. *                                        20,175
  3,839 Meridian Resource Corp. *                                         9,521
    900 NATCO Group, Inc. *                                              46,575
  3,660 National Fuel Gas Co.                                           171,325
 30,400 Newfield Exploration Co. *                                    1,464,064
  5,190 Newpark Resources *                                              27,818
  2,526 Oceaneering International, Inc. *                               191,471
  2,161 Oil States International, Inc. *                                104,376
  5,600 Oilsands Quest, Inc. *                                           24,808
  2,000 Parallel Petroleum Corp. *                                       33,980
  4,973 Parker Drilling Co. *                                            40,381
  7,000 Patterson-UTI Energy, Inc.                                      157,990
  1,832 Penn Virginia Corp.                                              80,571
    600 PetroCorp, Inc. #                                                     0
  7,436 Petrohawk Energy Corp. *                                        122,099
    704 Petroleum Development Corp. *                                    31,222
  1,700 Petroquest Energy, Inc. *                                        18,241
  2,500 Pioneer Drilling Co. *                                           30,450
  3,109 Plains Exploration & Production Co. *                           137,480
  2,737 Pogo Producing Co.                                              145,362
  2,218 Quicksilver Resources, Inc. *                                   104,357
  6,552 Range Resources Corp.                                           266,404
    315 Resource America, Inc.                                            4,974
  2,200 Rosetta Resources, Inc. *                                        40,348
  4,956 Rowan Cos., Inc.                                                181,290
  1,647 RPC, Inc.                                                        23,404
  1,108 SEACOR Holdings, Inc. *                                         105,371
  2,936 St. Mary Land & Exploration Co.                                 104,727
  1,233 Stone Energy Corp. *                                             49,332
  2,300 SulphCo, Inc. *                                                  20,240
  3,555 Superior Energy Services *                                      125,989
    500 Superior Well Services, Inc. *                                   11,365
  1,463 Swift Energy Co. *                                               59,866
  3,118 Tetra Technologies, Inc. *                                       65,915
  2,535 Tidewater, Inc.                                                 159,299
    900 Toreador Resources Corp. *                                       10,647
    700 Trico Marine Services, Inc. *                                    20,860
  1,900 TXCO Resources, Inc. *                                           17,024
    700 Union Drilling, Inc. *                                           10,206
 62,159 Unit Corp. *                                                  3,008,496
  3,600 VAALCO Energy, Inc. *                                            16,452
    500 Venoco, Inc. *                                                    8,575
  1,100 W&T Offshore, Inc.                                               26,818
 71,335 W-H Energy Services, Inc. #*                                  5,260,956
  2,300 Warren Resources, Inc. *                                         28,842
  1,200 Western Refining, Inc.                                           48,696
 39,806 Whiting Petroleum Corp. *                                     1,769,377
  1,200 Willbros Group, Inc. *                                           40,800
                                                                    -----------
                                                                     24,798,511
                                                                    -----------
PHARMACEUTICALS - 2.7%
  1,079 Abraxis Bioscience, Inc. *                                       24,634
  1,200 Acadia Pharmaceuticals, Inc. *                                   18,060
  1,500 Adams Respiratory Therapeutics, Inc. *                           57,810
  3,100 Akorn, Inc. *                                                    23,219
  4,662 Alkermes, Inc. *                                                 85,781
  1,500 Alnylam Pharmaceuticals, Inc. *                                  49,155
  1,776 Alpharma, Inc.                                                   37,935
    500 Altus Pharmaceuticals, Inc. *                                     5,245
  1,913 Array Biopharma, Inc. *                                          21,483
  1,500 Auxilium Pharmaceuticals, Inc. *                                 31,620
    972 Bentley Pharmaceuticals, Inc. *                                  12,131
  1,700 Bioenvision, Inc. *                                               8,976
  4,309 BioMarin Pharmaceuticals, Inc. *                                107,294
    400 Bradley Pharmaceuticals, Inc. *                                   7,280
    271 Caraco Pharmaceutical Laboratories Ltd. *                         4,133
  3,041 Cephalon, Inc. *                                                222,175
  2,553 Cubist Pharmaceuticals, Inc. *                                   53,945
  2,409 CV Therapeutics, Inc. *                                          21,633
  1,845 Cypress Bioscience, Inc. *                                       25,258
  3,300 CytRx Corp. *                                                    11,418
  3,584 Dendreon Corp. *                                                 27,561
  4,202 Durect Corp. *                                                   23,027
  5,983 Endo Pharmaceuticals Holdings, Inc. *                           185,533
  1,285 HealthExtras, Inc. *                                             35,762
  2,300 Herbalife Ltd.                                                  104,558
    777 I-Flow Corp. *                                                   14,444
  1,800 Idenix Pharmaceuticals, Inc. *                                    5,202
  2,700 ImClone Systems, Inc. *                                         111,618
  3,100 Indevus Pharmaceuticals, Inc. *                                  21,421
  3,592 Isis Pharmaceuticals, Inc. *                                     53,772
 10,676 King Pharmaceuticals, Inc. *                                    125,123
129,200 KV Pharmaceutical Co. #*                                      3,695,120
  4,000 Ligand Pharmaceuticals, Inc. Class B                             21,360
  1,040 Mannatech, Inc.                                                   8,424
  2,100 Mannkind Corp. *                                                 20,328
  5,393 Medarex, Inc. *                                                  76,365
  2,149 Medicines Co. *                                                  38,274

Portfolio of Investments
MetLife Investment Funds, Inc. / Small Company Stock Fund / September 30, 2007 (Unaudited) (continued)


Shares                                                                 Value
------                                                              -----------
  2,618 Medicis Pharmaceutical Corp.                                $    79,875
  3,718 MGI Pharma, Inc. *                                              103,286
 11,200 Mylan Laboratories, Inc.                                        178,752
  3,634 Nabi Biopharmaceuticals *                                        14,754
  1,200 Nastech Pharmaceutical Co., Inc. *                               15,972
  2,466 NBTY, Inc. *                                                    100,120
  1,964 Neurocrine Biosciences, Inc. *                                   19,640
  1,401 Noven Pharmaceuticals, Inc. *                                    22,318
  5,500 Omnicare, Inc.                                                  182,215
  2,449 Onyx Pharmaceuticals, Inc. *                                    106,580
  2,619 OSI Pharmaceuticals, Inc. *                                      89,020
  1,438 Pain Therapeutics, Inc. *                                        13,445
  1,548 Par Pharmaceutical Cos, Inc. *                                   28,731
  1,449 Penwest Pharmaceuticals Co., *                                   15,953
  3,581 Perrigo Co.                                                      76,454
  1,200 PetMed Express, Inc. *                                           16,812
  1,386 PharMerica Corp. *                                               20,679
  1,283 Pharmion Corp. *                                                 59,198
  1,540 Pozen, Inc. *                                                    17,032
  1,100 PRA International *                                              32,340
  1,700 Prestige Brands Holdings, Inc. *                                 18,666
  1,228 Progenics Pharmaceuticals, Inc. *                                27,151
  1,595 Rigel Pharmaceuticals, Inc. *                                    15,041
219,800 Salix Pharmaceuticals Ltd. #*                                 2,729,916
  3,000 Santarus, Inc. *                                                  7,950
  1,736 Sciele Pharma, Inc. *                                            45,171
    993 United Therapeutics Corp. *                                      66,074
    300 USANA Health Sciences, Inc. *                                    13,125
  4,580 Valeant Pharmaceuticals International *                          70,898
  1,200 Vanda Pharmaceuticals, Inc. *                                    16,692
  3,674 VCA Antech, Inc. *                                              153,390
  3,300 ViroPharma, Inc. *                                               29,370
  3,900 Warner Chilcott Ltd. *                                           69,303
  4,500 Watson Pharmaceuticals, Inc. *                                  145,800
  1,100 Xenoport, Inc. Class A *                                         51,755
  1,500 Zymogenetics, Inc. *                                             19,575
                                                                    -----------
                                                                     10,070,130
                                                                    -----------
REAL ESTATE - 3.5%
  1,279 Acadia Realty Trust REIT                                         34,699
    539 Agree Realty Corp. REIT                                          16,892
  2,400 Alesco Financial, Inc. REIT                                      11,808
    108 Alexander's, Inc. REIT *                                         41,634
  1,328 Alexandria Real Estate Equities, Inc. REIT                      127,833
  4,418 AMB Property Corp. REIT                                         264,241
  1,200 American Campus Communities, Inc. REIT                           35,148
  5,598 American Financial Realty Trust REIT                             45,064
 14,271 Annaly Mortgage Management, Inc. REIT                           227,337
  3,225 Anthracite Capital, Inc. REIT                                    29,348
  2,623 Anworth Mortgage Asset Corp. REIT                                14,138
  4,418 Apartment Investment & Management Co. REIT                      199,384
    596 Arbor Realty Trust, Inc. REIT                                    11,258
 68,650 Ashford Hospitality Trust, Inc. REIT                            689,933
    192 Avatar Holdings, Inc. REIT *                                      9,587
  3,100 BioMed Realty Trust, Inc. REIT                                   74,710
 55,897 Brandywine Realty Trust REIT                                  1,414,753
  2,384 BRE Properties REIT                                             133,337
  2,475 Camden Property Trust REIT                                      159,019
  2,325 Capital Lease Funding, Inc. REIT                                 23,831
    584 Capital Trust, Inc. REIT                                         20,732
  2,986 CBL & Associates Properties, Inc. REIT                          104,659
    800 CBRE Realty Finance, Inc. REIT                                    4,720
  2,262 Cedar Shopping Centers, Inc. REIT                                30,808
  1,994 Colonial Properties Trust REIT                                   68,394
  3,051 Commercial Net Lease Realty REIT                                 74,383
    319 Consolidated-Tomoka Land Co. REIT                                21,440
  1,739 Corporate Office Properties Trust SBI MD REIT                    72,395
  1,819 Cousins Properties, Inc. REIT                                    53,406
  1,100 Crystal River Capital, Inc. REIT                                 18,491
  7,300 DCT Industrial Trust, Inc. REIT                                  76,431
  3,100 Deerfield Triarc Capital Corp. REIT                              28,055
  4,100 DiamondRock Hospitality Co. REIT                                 71,381
  2,400 Digital Realty Trust, Inc. REIT                                  94,536
  4,800 Douglas Emmett, Inc. REIT                                       118,704
  6,200 Duke Realty Corp. REIT                                          209,622
  1,067 Eastgroup Properties REIT                                        48,292
 34,840 Education Realty Trust, Inc. REIT #                             470,340
  1,238 Entertainment Properties Trust REIT                              62,890
  2,454 Equity Inns, Inc. REIT                                           55,411
    912 Equity Lifestyle Properties, Inc. REIT                           47,242
  1,704 Equity One, Inc. REIT                                            46,349
  1,097 Essex Property Trust, Inc. REIT                                 128,974
  3,100 Extra Space Storage, Inc. REIT                                   47,709
  2,452 Federal Realty Investment Trust REIT                            217,247
  2,628 FelCor Lodging Trust, Inc. REIT                                  52,376
  2,101 First Industrial Realty Trust, Inc. REIT                         81,666
  1,183 First Potomac Realty Trust REIT                                  25,789
  3,190 Forest City Enterprises, Inc. REIT                              175,960
  2,600 Franklin Street Properties Corp. REIT                            44,850
    994 Getty Realty Corp. REIT                                          27,037
  1,476 Glimcher Realty Trust REIT                                       34,686
  1,200 GMH Communities Trust REIT                                        9,300
    700 Gramercy Capital Corp. REIT                                      17,619
  9,210 HCP, Inc. REIT                                                  305,496
  3,482 Health Care, Inc. REIT                                          154,044
  2,148 Healthcare Realty Trust, Inc. REIT                               57,266
  1,400 Hersha Hospitality Trust REIT                                    13,860
  1,200 HFF, Inc. - Class A REIT *                                       14,244
 33,223 Highwoods Properties, Inc. REIT                               1,218,287
  2,046 Hilltop Holdings, Inc. REIT *                                    24,020
  1,428 Home Properties, Inc. REIT                                       74,513
  4,168 Hospitality Properties Trust REIT                               169,429
  9,267 HRPT Properties Trust REIT                                       91,651

Portfolio of Investments
MetLife Investment Funds, Inc. / Small Company Stock Fund / September 30, 2007 (Unaudited) (continued)


Shares                                                                 Value
------                                                              -----------
  4,506 IMPAC Mortgage Holdings, Inc. REIT                          $     6,939
  2,800 Inland Real Estate Corp. REIT                                    43,372
  2,066 Investors Real Estate Trust REIT                                 22,313
  5,800 iStar Financial, Inc. REIT                                      197,142
  1,600 JER Investors Trust, Inc. REIT                                   19,920
  1,701 Jones Lang LaSalle, Inc. REIT                                   174,795
  1,434 Kilroy Realty Corp. REIT                                         86,943
    800 Kite Realty Group Trust REIT                                     15,040
  1,764 LaSalle Hotel Properties REIT                                    74,229
  3,044 Lexington Corporate Properties Trust REIT                        60,911
  4,077 Liberty Property Trust REIT                                     163,936
  1,295 LTC Properties, Inc. REIT                                        30,653
  2,259 Luminent Mortgage Capital, Inc. REIT                              3,773
  2,926 Mack-Cali Realty Corp. REIT                                     120,259
  1,508 Maguire Properties, Inc. REIT                                    38,952
  2,500 Medical Properties Trust, Inc. REIT                              33,300
  2,300 Meruelo Maddux Properties, Inc. *                                13,593
  3,300 MFA Mortgage Investments, Inc. REIT                              26,565
  1,175 Mid-America Apartment Communities, Inc. REIT                     58,574
    976 National Health Investors, Inc. REIT                             30,168
  4,129 Nationwide Health Properties, Inc. REIT                         124,407
  2,000 Newcastle Investment Corp. REIT                                  35,240
  3,100 NorthStar Realty Finance Corp. REIT                              30,783
    513 Novastar Financial, Inc. REIT                                     4,550
  2,818 Omega Healthcare Investors, Inc. REIT                            43,764
    669 Parkway Properties, Inc. REIT                                    29,530
  1,544 Pennsylvania Real Estate Investment Trust REIT                   60,123
  2,072 Post Properties, Inc. REIT                                       80,186
    768 PS Business Parks, Inc. REIT                                     43,661
  3,386 RAIT Investment Trust REIT                                       27,867
    892 Ramco-Gershenson Properties REIT                                 27,866
  4,712 Realty Income Corp. REIT                                        131,700
  1,054 Redwood Trust, Inc. REIT                                         35,014
  3,116 Regency Centers Corp. REIT                                      239,153
  1,600 Republic Property Trust REIT                                     23,472
    800 Resource Capital Corp. REIT                                       9,008
    543 Saul Centers, Inc. REIT                                          27,965
  3,950 Senior Housing Properties Trust REIT                             87,137
  1,050 Sovran Self Storage, Inc. REIT                                   48,132
  3,400 St. Joe Co.                                                     114,274
  3,200 Strategic Hotel Capital, Inc. REIT                               65,888
    680 Sun Communities, Inc. REIT                                       20,454
  2,900 Sunstone Hotel Investors, Inc. REIT                              74,356
  1,326 Tanger Factory Outlet Centers REIT                               53,822
    744 Tarragon Corp. REIT *                                             1,949
  2,343 Taubman Centers, Inc. REIT                                      128,279
  1,000 Thomas Properties Group, Inc.                                    12,000
  5,413 Thornburg Mortgage, Inc. REIT                                    69,557
  1,800 U-Store-It Trust REIT                                            23,760
  5,963 UDR, Inc. REIT                                                  145,020
    532 Universal Health Realty Trust Income REIT                        18,902
    858 Urstadt Biddle Properties, Inc. REIT                             13,273
  5,848 Ventas, Inc. REIT                                               242,107
 44,049 Washington Real Estate Investment Trust REIT #                1,461,546
  3,412 Weingarten Realty Investors REIT                                141,462
  1,700 Winthrop Realty Trust REIT                                       11,441
                                                                    -----------
                                                                     13,277,683
                                                                    -----------
RETAIL - 5.7%
  2,633 99 Cents Only Stores *                                           27,041
    900 AC Moore Arts & Crafts, Inc. *                                   14,184
  4,806 Advance Auto Parts                                              161,289
  3,400 Aeropostale, Inc. *                                              64,804
  1,300 AFC Enterprises, Inc. *                                          19,565
  8,359 American Eagle Outfitters                                       219,925
  3,036 AnnTaylor Stores Corp. *                                         96,150
  1,400 Asbury Automotive Group, Inc.                                    27,734
  7,300 AutoNation, Inc. *                                              129,356
  2,210 Barnes & Noble, Inc.                                             77,925
  1,544 Bebe Stores, Inc.                                                22,589
  1,300 Big 5 Sporting Goods Corp.                                       24,310
  4,908 Big Lots, Inc. *                                                146,455
  2,907 BJ's Wholesale Club, Inc. *                                      96,396
  8,610 Blockbuster, Inc. *                                              46,236
    300 Bon-Ton Stores, Inc.                                              6,816
    900 Books-A-Million, Inc.                                            11,907
 55,610 Borders Group, Inc. #                                           741,281
  4,570 Brinker International, Inc.                                     125,401
  1,807 Brown Shoe Co., Inc.                                             35,056
    499 Buckle, Inc.                                                     18,932
    900 Build-A-Bear Workshop, Inc. *                                    15,984
  1,900 Cabela's, Inc. *                                                 44,935
    745 Cache, Inc. *                                                    13,298
  9,786 Carmax, Inc. *                                                  198,949
  2,372 Casey's General Stores, Inc.                                     65,704
  1,321 Cash America International, Inc.                                 49,670
  1,900 Casual Male Retail Group, Inc. *                                 17,024
 54,447 Cato Corp. #                                                  1,112,897
  1,087 Charlotte Russe Holding, Inc. *                                  15,914
  5,658 Charming Shoppes *                                               47,527
  7,700 Chico's FAS, Inc. *                                             108,185
  1,250 Childrens Place *                                                30,350
  2,156 Christopher & Banks Corp.                                        26,131
  7,600 Circuit City Stores, Inc.                                        60,116
 75,300 Citi Trends, Inc. #*                                          1,638,528
127,243 Coldwater Creek, Inc. #*                                      1,381,859
  2,760 Collective Brands, Inc. *                                        60,886
    584 Conn's, Inc. *                                                   13,952
  3,036 Copart, Inc. *                                                  104,408
  2,324 CSK Auto Corp. *                                                 24,751
    164 DEB Shops, Inc.                                                   4,410
  1,840 Dick's Sporting Goods, Inc. *                                   123,556
  3,027 Dillard's, Inc.                                                  66,079
 34,374 Dollar Tree Stores, Inc. *                                    1,393,522
  1,880 Dress Barn, Inc. *                                               31,979

Portfolio of Investments
MetLife Investment Funds, Inc. / Small Company Stock Fund / September 30, 2007 (Unaudited) (continued)


Shares                                                                 Value
------                                                              -----------
   600 DSW, Inc. *                                                  $    15,102
 1,200 Eddie Bauer Holdings, Inc. *                                      10,320
 2,100 EZCORP, Inc. Class A *                                            28,245
 6,800 Family Dollar Stores, Inc.                                       180,608
 2,334 Finish Line, Inc.                                                 10,130
   986 First Cash Financial Services, Inc. *                             23,092
 7,214 Foot Locker, Inc.                                                110,591
 1,403 Fred's, Inc.                                                      14,774
 7,040 GameStop Corp. *                                                 396,704
 1,021 Genesco, Inc. *                                                   47,099
 1,209 Group 1 Automotive, Inc.                                          40,586
 1,292 Guitar Center, Inc. *                                             76,616
 1,101 Haverty Furniture Cos., Inc.                                       9,656
94,695 Hibbett Sports, Inc. #*                                        2,348,436
 2,597 HOT Topic, Inc. *                                                 19,374
39,669 Insight Enterprises, Inc. #*                                   1,023,857
 1,700 J. Crew Group, Inc. *                                             70,550
 2,200 Jamba, Inc. *                                                     15,466
 1,381 Jo-Ann Stores, Inc. *                                             29,139
   734 JOS A Bank Clothiers, Inc. *                                      24,530
   407 Kenneth Cole Productions, Inc.                                     7,884
   906 Lithia Motors, Inc.                                               15,456
 1,576 Longs Drug Stores Corp.                                           78,280
   800 Lululemon Athletica, Inc. *                                       33,130
   900 MarineMax, Inc. *                                                 13,104
27,552 Men's Wearhouse, Inc.                                          1,391,927
   682 Movado Group, Inc.                                                21,769
 2,159 MSC Industrial Direct Co.                                        109,224
 1,000 New York & Co., Inc. *                                             6,100
 2,324 Nu Skin Enterprises, Inc.                                         37,556
 5,096 O'Reilly Automotive, Inc. *                                      170,257
 3,386 OfficeMax, Inc.                                                  116,038
 3,505 Pacific Sunwear of California *                                   51,874
 1,002 Pantry, Inc. *                                                    25,681
 2,462 Penske Automotive Group, Inc.                                     49,831
 1,971 PEP Boys-Manny Moe & Jack                                         27,653
33,800 PETsMART, Inc.                                                 1,078,220
 4,849 Pier 1 Imports, Inc. *                                            22,936
   200 PriceSmart, Inc.                                                   4,720
 5,900 RadioShack Corp.                                                 121,894
 1,908 Regis Corp.                                                       60,884
   962 Retail Ventures, Inc. *                                           10,014
30,418 Rite Aid Corp. *                                                 140,531
45,000 Ross Stores, Inc.                                              1,153,800
   900 Rush Enterprises, Inc. *                                          22,815
 6,102 Saks, Inc.                                                       104,649
 4,700 Sally Beauty Holdings, Inc. *                                     39,715
 1,034 School Specialty, Inc. *                                          35,807
 2,200 Select Comfort Corp. *                                            30,690
   400 Shoe Carnival, Inc. *                                              6,312
 1,363 Sonic Automotive, Inc.                                            32,630
56,713 Stage Stores, Inc. #                                           1,033,878
 1,464 Stein Mart, Inc.                                                  11,141
   282 Syms Corp.                                                         4,233
   610 Systemax, Inc.                                                    12,468
 1,192 Talbots, Inc.                                                     21,456
 6,100 Tiffany & Co.                                                    319,335
 1,529 Tractor Supply Co. *                                              70,472
 5,925 Tuesday Morning Corp. #                                           53,266
 1,268 Tween Brands, Inc. *                                              41,641
 1,038 Under Armour, Inc. *                                              62,093
 5,292 Urban Outfitters, Inc. *                                         115,366
   800 Volcom, Inc. *                                                    34,016
   770 West Marine, Inc. *                                                8,893
 4,800 Wet Seal, Inc. *                                                  18,576
 4,268 Williams-Sonoma, Inc.                                            139,222
 1,300 World Fuel Services Corp.                                         53,053
49,052 Zale Corp. #*                                                  1,135,063
   900 Zumiez, Inc. *                                                    39,933
                                                                    -----------
                                                                     21,454,327
                                                                    -----------
SAVINGS & LOAN - 1.0%
   320 Abington Bancorp, Inc.                                             3,120
   992 Anchor Bancorp Wisconsin, Inc.                                    26,784
 3,995 Astoria Financial Corp.                                          105,987
 2,934 Bank Mutual Corp.                                                 34,592
 2,692 BankAtlantic Bancorp, Inc.                                        23,340
54,379 BankUnited Financial Corp. #                                     845,050
   400 Berkshirehill Bancorp, Inc.                                       12,092
 2,750 Brookline Bancorp, Inc.                                           31,872
   894 Capitol Federal Financial                                         30,575
   200 Clifton Savings Bancorp, Inc.                                      2,366
 1,351 Dime Community Bancshares                                         20,224
 1,030 Downey Financial Corp.                                            59,534
   467 First Financial Holdings, Inc.                                    14,608
 4,618 First Niagara Financial Group, Inc.                               65,345
   594 First Place Financial Corp.                                       10,514
   761 FirstFed Financial Corp. *                                        37,708
 2,088 Flagstar Bancorp, Inc.                                            20,316
   879 Flushing Financial Corp.                                          14,767
 1,394 Franklin Bank Corp. *                                             12,825
   711 Horizon Financial Corp.                                           14,419
 2,200 Investors Bancorp, Inc. *                                         31,152
 1,300 Kearny Financial Corp.                                            16,627
 1,108 KNBT Bancorp, Inc.                                                18,326
   200 NASB Financial, Inc.                                               7,180
13,936 New York Community Bancorp, Inc.                                 265,481
 4,896 NewAlliance Bancshares, Inc.                                      71,873
   838 Northwest Bancorp, Inc.                                           23,849
 2,269 Partners Trust Financial Group, Inc.                              27,614
   859 PFF Bancorp, Inc.                                                 13,177
 2,964 Provident Financial Services, Inc.                                48,521
 1,673 Provident New York Bancorp                                        21,933
   700 Rockville Financial, Inc.                                          9,982
   400 Roma Financial Corp.                                               6,840
55,018 Sterling Financial Corp. #                                     1,480,534
 5,200 TFS Financial Corp. *                                             67,288
   964 TierOne Corp.                                                     25,517
 1,776 United Community Financial Corp.                                  12,823
   300 ViewPoint Financial Group                                          5,544
 3,875 Washington Federal, Inc.                                         101,757
   200 Wauwatosa Holdings, Inc. *                                         3,250
   876 Westfield Financial, Inc.                                          8,506

Portfolio of Investments
MetLife Investment Funds, Inc. / Small Company Stock Fund / September 30, 2007 (Unaudited) (continued)


Shares                                                                 Value
------                                                              -----------
    200 WSFS Financial Corp.                                        $    12,480
                                                                    -----------
                                                                      3,666,292
                                                                    -----------
SEMICONDUCTORS - 3.6%
  1,416 Actel Corp. *                                                    15,194
  1,300 Advanced Analogic Technologies, Inc. *                           13,832
  3,121 AMIS Holdings, Inc. *                                            30,305
  5,200 Amkor Technology, Inc. *                                         59,904
  2,400 ANADIGICS, Inc. *                                                43,392
 12,571 Applied Micro Circuits Corp. *                                   39,724
  2,246 Asyst Technologies, Inc. *                                       11,881
 22,676 Atmel Corp. *                                                   117,008
 87,121 ATMI, Inc. *                                                  2,591,850
 10,800 Avanex Corp. *                                                   17,712
  4,300 Axcelis Technologies, Inc. *                                     21,973
  3,111 Brooks Automation, Inc. *                                        44,301
122,042 Cirrus Logic, Inc. *                                            781,069
  1,260 Cohu, Inc.                                                       23,625
 26,382 Conexant Systems, Inc. *                                         31,658
  4,469 Credence Systems Corp. *                                         13,809
  3,689 Cree, Inc. *                                                    114,728
  6,800 Cypress Semiconductor Corp. *                                   198,628
  1,404 Diodes, Inc. *                                                   45,068
  1,016 DSP Group, Inc. *                                                16,083
 66,129 Emulex Corp. *                                                1,267,693
 82,134 Entegris, Inc. #*                                               712,923
  1,583 Exar Corp. *                                                     20,674
  5,637 Fairchild Semiconductor International, Inc. *                   105,299
  2,083 Formfactor, Inc. *                                               92,423
  1,521 Genesis Microchip, Inc. *                                        11,925
    800 Hittite Microwave Corp. *                                        35,320
  9,245 Integrated Device Technology, Inc. *                            143,113
  3,168 International Rectifier Corp. *                                 104,512
  6,117 Intersil Corp.                                                  204,491
123,200 IPG Photonics Corp. #*                                        2,422,112
    948 IXYS Corp. *                                                      9,888
  9,575 JDS Uniphase Corp. *                                            143,242
  2,140 Kulicke & Soffa Industries, Inc. *                               18,147
  4,945 Lattice Semiconductor Corp. *                                    22,203
 32,262 LSI Logic Corp. *                                               239,384
  4,201 LTX Corp. *                                                      14,998
  2,214 Mattson Technology, Inc. *                                       19,151
197,400 Micrel, Inc. #                                                2,131,920
  3,316 Microsemi Corp. *                                                92,450
  2,400 Microtune, Inc. *                                                14,448
  2,565 MIPS Technologies, Inc. *                                        20,263
  2,493 MKS Instruments, Inc. *                                          47,417
    800 Monolithic Power Systems, Inc. *                                 20,320
    800 Netlogic Microsystems, Inc. *                                    28,888
  5,700 Novellus Systems, Inc. *                                        155,382
  2,300 Omnivision Technologies, Inc. *                                  52,279
 10,608 ON Semiconductor Corp. *                                        133,236
  1,250 Pericom Semiconductor Corp. *                                    14,650
  1,563 Photronics, Inc. *                                               17,834
  1,221 PLX Technology, Inc. *                                           13,187
 10,027 PMC - Sierra, Inc. *                                             84,127
  6,906 QLogic Corp. *                                                   92,886
  4,525 Rambus, Inc. *                                                   86,473
  1,532 Rudolph Technologies, Inc. *                                     21,188
    921 Semitool, Inc. *                                                  8,934
  2,677 Semtech Corp. *                                                  54,825
  4,691 Silicon Image, Inc. *                                            24,159
  2,555 Silicon Laboratories, Inc. *                                    106,697
  2,309 Sirf Technology Holdings, Inc. *                                 49,297
  7,377 Skyworks Solutions, Inc. *                                       66,688
  3,600 Spansion, Inc. Class A *                                         30,420
    906 Standard Microsystems Corp. *                                    34,808
    392 Supertex, Inc. *                                                 15,633
  3,000 Syntax-Brillian Corp. *                                          12,210
  8,300 Teradyne, Inc. *                                                114,540
  2,209 Tessera Technologies, Inc. *                                     82,837
  5,706 Triquint Semiconductor, Inc. *                                   28,016
  1,426 Ultratech, Inc. *                                                19,764
  3,553 Varian Semiconductor Equipment Associates, Inc. *               190,157
  1,363 Veeco Instruments, Inc. *                                        26,415
  1,000 Volterra Semiconductor Corp. *                                   12,280
  2,101 Zoran Corp. *                                                    42,440
                                                                    -----------
                                                                     13,766,310
                                                                    -----------
SOFTWARE - 3.4%
  1,646 ACI Worldwide, Inc. *                                            36,788
 12,588 Activision, Inc. *                                              271,775
  2,100 Actuate Corp. *                                                  13,545
 34,374 Acxiom Corp.                                                    680,261
    829 Advent Software, Inc. *                                          38,938
  2,506 Allscripts Healthcare Solutions, Inc. *                          67,737
  1,600 American Reprographics Co. *                                     29,952
  3,424 Ansys, Inc. *                                                   116,998
  3,909 Aspen Technology, Inc. *                                         55,977
  1,955 Avid Technology, Inc. *                                          52,941
 70,900 BEA Systems, Inc. *                                             983,383
  2,141 Blackbaud, Inc.                                                  54,039
  1,200 Blackboard, Inc. *                                               55,008
  8,900 BMC Software, Inc. *                                            277,947
  4,681 Borland Software Corp. *                                         20,362
    851 Bottomline Technologies, Inc. *                                  10,663
  2,934 Cerner Corp. *                                                  175,483
  1,600 Commvault Systems, Inc. *                                        29,632
    614 Computer Programs & Systems, Inc.                                16,185
160,404 Compuware Corp. *                                             1,286,440
  1,700 Concur Technologies, Inc. *                                      53,584
  1,939 CSG Systems International *                                      41,204
  1,328 Digi International, Inc. *                                       18,911
    700 DivX, Inc. *                                                     10,409
  2,634 Dun & Bradstreet Corp.                                          259,739
  2,084 Eclipsys Corp. *                                                 48,599
  2,580 Epicor Software Corp. *                                          35,527
  1,201 EPIQ Systems, Inc. *                                             22,603
  2,564 Fair Isaac Corp.                                                 92,586
  1,818 FalconStor Software, Inc. *                                      21,907

Portfolio of Investments
MetLife Investment Funds, Inc. / Small Company Stock Fund / September 30, 2007 (Unaudited) (continued)


Shares                                                                 Value
------                                                              -----------
  3,534 Global Payments, Inc.                                       $   156,274
  3,910 Informatica Corp. *                                              61,387
  1,648 infoUSA, Inc.                                                    15,310
  1,000 Innerworkings, Inc. *                                            17,230
  1,900 InPhonic, Inc. *                                                  5,225
  2,800 INVESTools, Inc. *                                               33,852
  1,093 JDA Software Group, Inc. *                                       22,581
  6,364 Lawson Software, Inc. *                                          63,704
    900 Mantech International Corp. *                                    32,382
    422 MicroStrategy, Inc. *                                            33,481
    467 Midway Games, Inc. *                                              2,036
  1,900 MSC.Software Corp. *                                             25,878
  4,300 NAVTEQ Corp. *                                                  335,271
 16,167 Novell, Inc. *                                                  123,516
  5,811 Nuance Communications, Inc. *                                   112,210
  1,700 Omnicell, Inc. *                                                 48,518
  1,000 Omniture, Inc. *                                                 30,320
  1,609 Packeteer, Inc. *                                                12,228
 83,896 Parametric Technology Corp. *                                 1,461,468
257,200 PDF Solutions, Inc. #*                                        2,541,136
    573 Pegasystems, Inc.                                                 6,819
  1,600 Phase Forward, Inc. *                                            32,016
  1,871 Progress Software Corp. *                                        56,691
 40,226 QAD, Inc. #                                                     348,357
    876 Quality Systems, Inc.                                            32,088
  2,999 Quest Software, Inc. *                                           51,463
  8,500 Red Hat, Inc. *                                                 168,895
    506 Renaissance Learning, Inc.                                        6,118
  4,200 Salesforce.com, Inc. *                                          215,544
    504 Schawk, Inc.                                                     11,375
  5,694 SEI Investments Co.                                             155,332
  1,300 Smith Micro Software, Inc. *                                     20,878
  1,100 Solera Holdings, Inc. *                                          19,789
  4,100 SourceForge, Inc. *                                              10,045
    864 SPSS, Inc. *                                                     35,545
 46,550 Sybase, Inc. *                                                1,076,702
    800 Synchronoss Technologies, Inc. *                                 33,648
    955 SYNNEX Corp. *                                                   19,635
  3,312 Take-Two Interactive Software, Inc. *                            56,569
    600 Taleo Corp. *                                                    15,246
  3,171 THQ, Inc. *                                                      79,212
  1,600 Total System Services, Inc.                                      44,448
  1,772 TradeStation Group, Inc. *                                       20,679
  2,388 Trident Microsystems, Inc. *                                     37,945
  1,103 Ultimate Software Group, Inc. *                                  38,495
  2,900 VeriFone Holdings, Inc. *                                       128,557
    700 Visual Sciences, Inc. *                                          10,108
  3,294 Wind River Systems, Inc. *                                       38,770
                                                                    -----------
                                                                     12,784,099
                                                                    -----------
TELECOMMUNICATIONS - 2.5%
 16,331 3Com Corp. *                                                     80,675
  4,307 Adaptec, Inc. *                                                  16,453
  5,314 ADC Telecommunications, Inc. *                                  104,208
  2,801 Adtran, Inc.                                                     64,507
  1,639 Alaska Communications Systems Group, Inc.                        23,684
  1,169 Anaren, Inc. *                                                   16,483
  7,041 Andrew Corp. *                                                   97,518
  1,335 Anixter International, Inc. *                                   110,071
  5,088 Arris Group, Inc. *                                              62,837
  2,541 Atheros Communications, Inc. *                                   76,154
    300 Atlantic Tele-Network, Inc.                                      10,905
  1,030 Audiovox Corp. *                                                 10,599
    750 Black Box Corp.                                                  32,070
  2,433 C-COR.net Corp. *                                                27,955
    800 Cbeyond Communications, Inc. *                                   32,632
  1,454 Centennial Communications Corp. *                                14,714
  4,900 CenturyTel, Inc.                                                226,478
  3,955 Ciena Corp. *                                                   150,606
 11,392 Cincinnati Bell, Inc. *                                          56,276
 15,392 Citizens Communications Co.                                     220,413
  1,000 Clearwire Corp. - Class A *                                      24,440
 20,397 CommScope, Inc. #*                                            1,024,745
  1,000 Comtech Group, Inc. *                                            18,210
  1,044 Comtech Telecommunications Corp. *                               55,844
  1,200 Consolidated Communications Holdings, Inc.                       23,532
  1,824 Ditech Networks, Inc. *                                           9,612
  6,330 Dobson Communications Corp. *                                    80,961
    500 EMS Technologies, Inc. *                                         12,265
  6,634 Extreme Networks *                                               25,475
 29,600 FairPoint Communications, Inc. #                                558,256
  4,600 FiberTower Corp. *                                               17,664
 10,800 Finisar Corp. *                                                  30,240
  6,884 Foundry Networks, Inc. *                                        122,329
  2,301 General Communication, Inc. *                                    27,934
    700 GeoEye, Inc. *                                                   18,025
  1,000 Global Crossing Ltd. *                                           21,080
  1,300 Globalstar, Inc. *                                                9,529
    713 Golden Telecom, Inc.                                             57,389
  3,385 Harmonic, Inc. *                                                 35,915
    900 Harris Stratex Networks, Inc. *                                  15,723
    200 Hughes Communications, Inc. *                                    10,370
  3,500 Hypercom Corp. *                                                 15,820
  4,100 ICO Global Communications Holdings Ltd. *                        14,268
  2,300 IDT Corp. Class B                                                19,251
  2,139 InterDigital, Inc. *                                             44,448
  1,300 Iowa Telecommunications Services, Inc.                           25,805
    700 iPCS, Inc.                                                       24,073
  1,743 Ixia *                                                           15,199
  1,100 Knology, Inc. *                                                  18,403
  2,300 Leap Wireless International, Inc. *                             187,151
    400 Loral Space & Communications, Inc. *                             15,900
  2,150 Mastec, Inc. *                                                   30,250
  6,913 MRV Communications, Inc. *                                       17,144
  1,591 Netgear, Inc. *                                                  48,398
 91,500 NeuStar, Inc. #*                                              3,137,535
  1,415 Newport Corp. *                                                  21,550
    538 North Pittsburgh Systems, Inc.                                   12,783
  1,543 Novatel Wireless, Inc. *                                         34,949

Portfolio of Investments
MetLife Investment Funds, Inc. / Small Company Stock Fund / September 30, 2007 (Unaudited) (continued)


Shares                                                                 Value
------                                                              -----------
  1,000 NTELOS Holdings Corp.                                       $    29,460
    886 Oplink Communications, Inc. *                                    12,103
    900 OpNext, Inc. *                                                   10,440
    500 Optium Corp. *                                                    5,190
  1,100 Orbcomm, Inc. *                                                   8,283
  3,000 PAETEC Holding Corp. *                                           37,410
  2,197 Plantronics, Inc.                                                62,724
  4,325 Polycom, Inc. *                                                 116,169
  5,760 Powerwave Technologies, Inc. *                                   35,482
 56,701 Premiere Global Services, Inc. *                                717,268
  1,831 RCN Corp. *                                                      22,521
  8,465 RF Micro Devices, Inc. *                                         56,969
    500 Rural Cellular Corp. Class A *                                   21,750
  1,400 SAVVIS, Inc. *                                                   54,292
  4,649 SBA Communications Corp. *                                      164,017
    864 Shenandoah Telecom Co.                                           18,801
  1,600 Sirenza Microdevices, Inc. *                                     27,664
 10,700 Sonus Networks, Inc. *                                           65,270
    578 SureWest Communications                                          14,456
  7,900 Sycamore Networks, Inc. *                                        32,153
  2,430 Symmetricom, Inc. *                                              11,421
  1,100 Syniverse Holdings, Inc. *                                       17,490
  2,459 Tekelec *                                                        29,754
  4,700 Telephone & Data Systems, Inc.                                  313,725
 19,700 Tellabs, Inc. *                                                 187,544
  6,287 Time Warner Telecom, Inc. *                                     138,125
  1,023 USA Mobility, Inc. *                                             17,258
  4,754 UTStarcom, Inc. *                                                17,400
  1,084 Viasat, Inc. *                                                   33,420
  2,000 Vonage Holdings Corp. *                                           2,060
                                                                    -----------
                                                                      9,598,322
                                                                    -----------
TRANSPORTATION - 2.8%
  2,400 ABX Air, Inc. *                                                  16,992
  1,200 Aircastle Ltd.                                                   40,104
 30,855 Alexander & Baldwin, Inc. #                                   1,546,761
    374 Amerco, Inc. *                                                   23,734
  2,500 American Commercial Lines, Inc. *                                59,325
  1,034 Arkansas Best Corp.                                              33,770
    500 Arlington Tankers Ltd.                                           12,315
    600 Atlas Air Worldwide Holdings, Inc. *                             30,978
  1,021 Bristow Group, Inc. *                                            44,628
 18,800 C.H. Robinson Worldwide, Inc. #                               1,020,652
  1,400 Celadon Group, Inc. *                                            16,478
  2,101 Con-way, Inc.                                                    96,646
    800 Double Hull Tankers, Inc.                                        11,912
    614 Dynamex, Inc. *                                                  15,731
  2,000 Eagle Bulk Shipping, Inc.                                        51,480
 23,100 Expeditors International of Washington, Inc. #                1,092,630
  1,421 Forward Air Corp.                                                42,317
  2,200 Frontline Ltd.                                                  106,216
  2,247 GATX Corp.                                                       96,059
    800 Genco Shipping & Trading Ltd.                                    52,424
  1,300 General Maritime Corp.                                           36,283
  1,600 Genesee & Wyoming, Inc. *                                        46,144
  1,500 Golar LNG Ltd.                                                   33,480
    881 Greenbrier Cos, Inc.                                             23,532
  1,028 Gulfmark Offshore, Inc. *                                        50,022
  2,717 Heartland Express, Inc.                                          38,799
 14,300 Hertz Global Holdings, Inc. *                                   324,896
  1,600 Horizon Lines, Inc.                                              48,848
  1,788 HUB Group, Inc. *                                                53,694
  4,550 JB Hunt Transport Services, Inc.                                119,665
  3,455 Kansas City Southern *                                          111,147
 39,082 Kirby Corp. *                                                 1,725,080
  2,763 Knight Transportation, Inc.                                      47,551
    700 Knightsbridge Tankers Ltd.                                       18,830
  4,095 Laidlaw International, Inc.                                     144,226
  2,532 Landstar System, Inc.                                           106,268
  1,054 Marten Transport Ltd. *                                          16,242
132,300 Navios Maritime Holdings, Inc.                                1,738,422
  1,300 Nordic American Tanker Shipping Ltd.                             51,012
  1,575 Old Dominion Freight Line *                                      37,753
  1,466 Overseas Shipholding Group                                      112,633
  1,471 Pacer International, Inc.                                        28,023
    100 Patriot Transportation Holding, Inc. *                            9,834
    800 PHI, Inc. *                                                      24,112
  2,642 Ryder System, Inc.                                              129,458
 18,531 Saia, Inc. #*                                                   306,317
  1,500 Ship Finance International Ltd.                                  39,405
    800 TAL International Group, Inc.                                    20,056
  1,900 Teekay Corp.                                                    111,739
    600 Ultrapetrol Bahamas Ltd. *                                        9,966
    200 Universal Truckload Services, Inc. *                              4,392
  4,600 UTI Worldwide, Inc.                                             105,708
  2,175 Werner Enterprises, Inc.                                         37,301
 18,380 YRC Worldwide, Inc. #*                                          502,142
                                                                    -----------
                                                                     10,624,132
                                                                    -----------
UTILITIES- ELECTRIC - 2.1%
  5,144 Alliant Energy Corp.                                            197,118
 17,459 Aquila, Inc. *                                                   70,011
  2,320 Avista Corp.                                                     47,212
 19,693 Black Hills Corp. #                                             807,807
 14,500 Centerpoint Energy, Inc.                                        232,435
    400 Central Vermont Public Service Corp.                             14,616
    704 CH Energy Group, Inc.                                            33,651
  2,684 Cleco Corp.                                                      67,825
  9,900 CMS Energy Corp.                                                166,518
  5,312 DPL, Inc.                                                       139,493
 46,808 El Paso Electric Co. *                                        1,082,669
  1,394 Empire District Electric Co.                                     31,490
  7,113 Energy East Corp.                                               192,407
  4,064 Great Plains Energy, Inc.                                       117,084
  3,578 Hawaiian Electric Industries                                     77,678
  1,901 Idacorp, Inc.                                                    62,239
    600 Integrated Electrical Services, Inc. *                           15,366
  3,363 Integrys Energy Group, Inc.                                     172,286
  1,900 ITC Holdings Corp.                                               94,145
  8,197 MDU Resources Group, Inc.                                       228,204
  1,024 MGE Energy, Inc.                                                 34,242
  7,000 Northeast Utilities                                             199,990

Portfolio of Investments
MetLife Investment Funds, Inc. / Small Company Stock Fund / September 30, 2007 (Unaudited) (continued)


Shares / Principal Amount                                             Value
-------------------------                                         ------------
      1,581 NorthWestern Corp.                                    $     42,956
      4,820 NSTAR                                                      167,784
      4,073 OGE Energy Corp.                                           134,816
        500 Ormat Technologies, Inc.                                    23,170
     22,181 Otter Tail Corp. #                                         790,753
      8,549 Pepco Holdings, Inc.                                       231,507
      1,000 Pike Electric Corp. *                                       18,760
      4,532 Pinnacle West Capital Corp.                                179,059
     43,888 PNM Resources, Inc.                                      1,021,713
      1,200 Portland General Electric Co.                               33,360
      5,127 Puget Energy, Inc.                                         125,458
      5,300 SCANA Corp.                                                205,322
      9,760 Sierra Pacific Resources                                   153,525
      9,265 TECO Energy, Inc.                                          152,224
      1,106 UIL Holdings Corp.                                          34,839
      1,547 Unisource Energy Corp.                                      46,240
      3,946 Westar Energy, Inc.                                         96,914
      5,369 Wisconsin Energy Corp.                                     241,766
                                                                  ------------
                                                                     7,784,652
                                                                  ------------
UTILITIES- GAS - 0.7%
      3,439 AGL Resources, Inc.                                        136,253
      3,901 Atmos Energy Corp.                                         110,476
      3,252 Energen Corp.                                              185,754
        352 EnergySouth, Inc.                                           17,748
        950 Laclede Group, Inc.                                         30,666
      1,370 New Jersey Resources Corp.                                  67,938
      1,955 Nicor, Inc.                                                 83,869
      1,305 Northwest Natural Gas Co.                                   59,639
      4,729 Oneok, Inc.                                                224,155
      3,210 Piedmont Natural Gas Co.                                    80,539
      1,336 South Jersey Industries, Inc.                               46,493
      4,702 Southern Union Co.                                         146,279
     34,992 Southwest Gas Corp.                                        989,924
      4,964 UGI Corp.                                                  128,965
      3,477 Vectren Corp.                                               94,887
      2,355 WGL Holdings, Inc.                                          79,811
                                                                  ------------
                                                                     2,483,396
                                                                  ------------
UTILITIES- WATER - 0.1%
        644 American States Water Co.                                   25,116
      6,197 Aqua America, Inc.                                         140,548
      1,009 California Water Service Group                              38,836
        600 Consolidated Water Co., Inc.                                18,012
        616 Pico Holdings, Inc. *                                       25,595
        668 SJW Corp.                                                   22,805
      1,082 Southwest Water Co.                                         13,666
                                                                  ------------
                                                                       284,578
                                                                  ------------
TOTAL COMMON STOCKS
  (Cost $317,708,330)                                              364,640,415
                                                                  ------------
WARRANTS - 0.0%
BUSINESS SERVICES & SUPPLIES - 0.0%
        108 American Banknote Corp. 0.000% 10/01/07 (b)                      0
        108 American Banknote Corp. 0.000% 10/01/07 (b)                      0
                                                                  ------------
                                                                             0
                                                                  ------------
TELECOMMUNICATIONS - 0.0%
        340 Pegasus Wireless Corp. 0.000% 12/18/07 (b)                       0
                                                                  ------------
TOTAL WARRANTS
  (Cost $0)                                                                  0
                                                                  ------------
SHORT-TERM INVESTMENTS - 28.1%
COLLATERAL FOR SECURITIES ON LOAN - 25.0%
$94,398,067 State Street Navigator Securities Lending Prime
              Portfolio (c)                                         94,398,067
                                                                  ------------
GOVERNMENT & AGENCY SECURITIES - 0.0%
    170,000 United States Treasury Bill 4.088% , 12/06/07 (d)(e)       168,838
                                                                  ------------
MUTUAL FUND - 3.1%
 11,549,665 Goldman Sachs Prime Obligations Fund 5.334% (f)         11,549,665
                                                                  ------------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $106,116,439)                                              106,116,570
                                                                  ------------
TOTAL INVESTMENTS - 124.8%
  (Cost $423,824,769 @)                                            470,756,985
                                                                  ------------
Liabilities in excess of other assets - (24.8)%                    (93,627,945)
                                                                  ------------
TOTAL NET ASSETS - 100.0%                                         $377,129,040
                                                                  ============

NOTES TO THE PORTFOLIO OF INVESTMENTS:

*   - Non-income producing security.
#   - All or a portion of security is on loan.
@   - Aggregate unrealized appreciation and depreciation based on cost for federal income tax purpose, are $69,489,713 and $22,557,497 respectively, resulting in a net unrealized appreciation of $46,932,216.
(a) - Affiliated issuer. See table below for more information.
(b) - Represents a security which is fair-valued.
(c) - Security represents investment made with cash collateral received from securities loaned.
(d) - Interest rate represents current yield to maturity.
(e) - All or a portion of these securities have been pledged to cover collateral requirements for open futures contracts.
(f) - Rate quoted represents the seven day yield of the Fund.

SECURITY ABBREVIATION:

REIT--Real Estate Investment Trust

For information regarding the Fund's Valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Reports.

Portfolio of Investments
MetLife Investment Funds, Inc. / Small Company Stock Fund / September 30, 2007 (Unaudited) (continued)


FUTURES CONTRACTS:

Number of     Face   Underlying   Expiration  Notional   Notional   Unrealized
Contracts     Value  Securities      Date       Cost      Value    Appreciation
---------     ----- ------------  ---------- ---------- ---------- ------------
Long Position
-------------
     26       2,600 Russell 2000   Dec-2007  $2,029,228 $2,114,320   $ 85,092
                    Index
     24       2,400 S&P Midcap     Dec-2007   2,080,134  2,143,920     63,786
                    400 Index
                                                                     --------
                                                                     $148,878
                                                                     ========

Portfolio of Investments
MetLife Investment Funds, Inc. / Small Company Stock Fund
(Unaudited)(continued)

AFFILIATED ISSUERS:

                         Shares
                        Purchased   Shares                Income    Unrealized
               Number    For the   Sold For  Number of    Earned     Gain on
              of Shares  period   the period  Shares     For the      Shares    Realized
Security       held at    ended     ended     held at  period ended  held at     Gain on
Description   12/31/06  09/30/07   09/30/07  09/30/07    09/30/07    09/30/07  shares sold
-----------   --------- --------- ---------- --------- ------------ ---------- -----------

  Reinsurance
  Group
  of
  America,
  Inc.          1,792       0        400       1,392       $143      $25,159     $4,731

Portfolio of Investments
MetLife Investment Funds, Inc. / Large Company Stock Fund / September 30, 2007 (Unaudited)


Shares                                                                 Value
------                                                              -----------
COMMON STOCKS - 94.3%
ADVERTISING - 0.3%
  8,400 Interpublic Group of Cos., Inc. *                           $    87,192
  6,350 Omnicom Group                                                   305,371
 28,400 R.H. Donnelley Corp. *                                        1,590,968
                                                                    -----------
                                                                      1,983,531
                                                                    -----------
AEROSPACE & DEFENSE - 2.4%
 76,800 Boeing Co.                                                    8,063,232
 27,090 General Dynamics Corp.                                        2,288,292
  2,500 Goodrich Corp.                                                  170,575
  2,400 L-3 Communications Holdings, Inc.                               245,136
 29,142 Lockheed Martin Corp.                                         3,161,616
  6,556 Northrop Grumman Corp.                                          511,368
  8,500 Raytheon Co.                                                    542,470
  3,100 Rockwell Collins, Inc.                                          226,424
 18,900 United Technologies Corp.                                     1,521,072
                                                                    -----------
                                                                     16,730,185
                                                                    -----------
AIRLINES - 0.0%
 14,250 Southwest Airlines Co.                                          210,900
                                                                    -----------
APPAREL & TEXTILES - 0.7%
  2,600 Cintas Corp.                                                     96,460
 91,000 Coach, Inc. *                                                 4,301,570
  1,800 Jones Apparel Group, Inc.                                        38,034
  2,100 Liz Claiborne, Inc.                                              72,093
  7,300 Nike, Inc. Class B                                              428,218
  1,100 Polo Ralph Lauren Corp.                                          85,525
  1,600 VF Corp.                                                        129,200
                                                                    -----------
                                                                      5,151,100
                                                                    -----------
AUTOMOTIVE - 0.5%
275,953 Ford Motor Co. *                                              2,342,841
 10,874 General Motors Corp.                                            399,076
  3,800 Goodyear Tire & Rubber Co. *                                    115,558
  3,700 Johnson Controls, Inc.                                          437,007
  4,800 Paccar, Inc.                                                    409,200
                                                                    -----------
                                                                      3,703,682
                                                                    -----------
BANKING - 4.0%
292,879 Bank of America Corp.                                        14,723,027
 38,500 Bank of Montreal                                              2,520,980
 21,692 Bank of New York Mellon Corp.                                   957,485
 10,715 BB&T Corp.                                                      432,779
 13,700 Comerica, Inc.                                                  702,536
  3,500 Commerce Bancorp, Inc.                                          135,730
 10,291 Fifth Third Bancorp                                             348,659
  2,200 First Horizon National Corp.                                     58,652
  7,260 Huntington Bancshares, Inc.                                     123,275
  7,300 Keycorp                                                         236,009
  1,500 M&T Bank Corp.                                                  155,175
  5,300 Marshall & Ilsley Corp.                                         231,981
 39,060 National City Corp.                                             980,015
 13,269 Regions Financial Corp.                                         391,170
  6,800 SunTrust Banks, Inc.                                            514,556
  6,500 Synovus Financial Corp.                                         182,325
 32,945 US Bancorp                                                    1,071,701
 36,335 Wachovia Corp.                                                1,822,200
 63,906 Wells Fargo & Co.                                             2,276,332
  2,200 Zions Bancorp                                                   151,074
                                                                    -----------
                                                                     28,015,661
                                                                    -----------
BIOTECHNOLOGY - 2.8%
 81,657 Amgen, Inc. *                                                 4,619,337
  5,458 Biogen Idec, Inc. *                                             362,029
 76,500 Celgene Corp. *                                               5,455,215
 62,500 Genentech, Inc. *                                             4,876,250
  5,100 Genzyme Corp. *                                                 315,996
  1,000 Millipore Corp. *                                                75,800
 97,300 Vertex Pharmaceuticals, Inc. *                                3,737,293
                                                                    -----------
                                                                     19,441,920
                                                                    -----------
BUILDING & CONSTRUCTION - 0.1%
  3,500 American Standard Cos., Inc.                                    124,670
  2,000 Centex Corp.                                                     53,140
  5,800 D.R. Horton, Inc.                                                74,298
  1,600 Fluor Corp.                                                     230,368
  1,600 KB Home                                                          40,096
  2,800 Lennar Corp.                                                     63,420
  6,800 Masco Corp.                                                     157,556
  3,900 Pulte Homes, Inc.                                                53,079
  1,900 Vulcan Materials Co.                                            169,385
                                                                    -----------
                                                                        966,012
                                                                    -----------
BUSINESS SERVICES & SUPPLIES - 0.4%
 18,200 Pitney Bowes, Inc.                                              826,644
103,500 Xerox Corp. *                                                 1,794,690
                                                                    -----------
                                                                      2,621,334
                                                                    -----------
CHEMICALS - 1.5%
 69,000 Agrium, Inc.                                                  3,752,220
 18,100 Air Products & Chemicals, Inc.                                1,769,456
  1,000 Ashland, Inc.                                                    60,210
 18,049 Dow Chemical Co.                                                777,190
  1,600 Eastman Chemical Co.                                            106,768
  3,500 Ecolab, Inc.                                                    165,200
 17,500 EI Du Pont de Nemours & Co.                                     867,300
  2,300 Hercules, Inc.                                                   48,346
  1,700 International Flavors & Fragrances, Inc.                         89,862
  3,100 PPG Industries, Inc.                                            234,205
  6,100 Praxair, Inc.                                                   510,936
 32,100 Rohm & Haas Co.                                               1,787,007
  2,100 Sherwin-Williams Co.                                            137,991
  2,400 Sigma-Aldrich Corp.                                             116,976
                                                                    -----------
                                                                     10,423,667
                                                                    -----------
COMMERCIAL SERVICES - 0.9%
 23,500 Accenture Ltd.                                                  945,875
  2,700 Apollo Group, Inc. *                                            162,405
  2,300 Convergys Corp. *                                                39,928
 22,500 Equifax, Inc.                                                   857,700

Portfolio of Investments
MetLife Investment Funds, Inc. / Large Company Stock Fund / September 30, 2007 (Unaudited) (continued)


Shares                                                                 Value
------                                                              -----------
  3,200 Fidelity National Information Services, Inc.                $   141,984
  6,100 H&R Block, Inc.                                                 129,198
 23,906 McKesson Corp.                                                1,405,434
  4,200 Moody's Corp.                                                   211,680
  6,500 Paychex, Inc.                                                   266,500
  4,300 R.R. Donnelley & Sons Co.                                       157,208
 25,100 Robert Half International, Inc.                                 749,486
  1,800 Waters Corp. *                                                  120,456
 67,978 Western Union Co.                                             1,425,498
                                                                    -----------
                                                                      6,613,352
                                                                    -----------
COMPUTERS & INFORMATION - 4.0%
  2,000 Affiliated Computer Services, Inc. *                            100,480
 60,400 Apple Computer, Inc. *                                        9,273,816
  2,700 Cognizant Technology Solutions Corp. *                          215,379
  3,500 Computer Sciences Corp. *                                       195,650
 43,387 Dell, Inc. *                                                  1,197,481
  9,500 Electronic Data Systems Corp.                                   207,480
 39,948 EMC Corp. *                                                     830,918
 76,245 Hewlett-Packard Co.                                           3,796,239
 41,773 International Business Machines Corp.                         4,920,860
  1,700 Lexmark International, Inc. *                                    70,601
  3,600 NCR Corp. *                                                     179,280
  6,700 Network Appliance, Inc. *                                       180,297
114,300 SanDisk Corp. *                                               6,297,930
 68,300 Sun Microsystems, Inc. *                                        383,163
  7,218 Unisys Corp. *                                                   47,783
                                                                    -----------
                                                                     27,897,357
                                                                    -----------
CONTAINERS & PACKAGING - 0.3%
  1,800 Ball Corp.                                                       96,750
  2,200 Bemis Co.                                                        64,042
  2,800 Pactiv Corp. *                                                   80,248
  2,800 Sealed Air Corp.                                                 71,568
169,800 Smurfit-Stone Container Corp. *                               1,983,264
                                                                    -----------
                                                                      2,295,872
                                                                    -----------
COSMETICS & PERSONAL CARE - 2.4%
  8,300 Avon Products, Inc.                                             311,499
 58,000 Colgate-Palmolive Co.                                         4,136,560
  2,400 Estee Lauder Cos., Inc. Class A                                 101,904
  8,100 Kimberly-Clark Corp.                                            569,106
166,740 Procter & Gamble Co.                                         11,728,491
                                                                    -----------
                                                                     16,847,560
                                                                    -----------
DISTRIBUTION & WHOLESALE - 0.0%
  3,400 Genuine Parts Co.                                               170,000
  1,300 WW Grainger, Inc.                                               118,547
                                                                    -----------
                                                                        288,547
                                                                    -----------
DIVERSIFIED FINANCIAL SERVICES - 9.5%
  7,500 Affiliated Managers Group, Inc. *                               956,325
  3,500 American Capital Strategies Ltd.                                149,555
106,600 American Express Co.                                          6,328,842
  4,380 Ameriprise Financial, Inc.                                      276,422
  2,200 Bear Stearns Cos., Inc.                                         270,182
  6,300 BlackRock, Inc.                                               1,092,483
 33,292 Capital One Financial Corp.                                   2,211,588
 18,300 Charles Schwab Corp.                                            395,280
  3,800 CIT Group, Inc.                                                 152,760
290,417 Citigroup, Inc.                                              13,553,761
  1,025 CME Group, Inc.                                                 602,034
101,396 Countrywide Financial Corp.                                   1,927,538
 35,515 Discover Financial Services *                                   738,712
 76,900 E*Trade Financial Corp. *                                     1,004,314
 18,524 Fannie Mae                                                    1,126,444
  1,700 Federated Investors, Inc. Class B                                67,490
  3,100 Franklin Resources, Inc.                                        395,250
 12,352 Freddie Mac                                                     728,892
 39,023 Goldman Sachs Group, Inc.                                     8,457,845
  1,300 IntercontinentalExchange, Inc. *                                197,470
  2,800 Janus Capital Group, Inc.                                        79,184
 64,420 JPMorgan Chase & Co.                                          2,951,724
  2,500 Legg Mason, Inc.                                                210,725
 10,100 Lehman Brothers Holdings, Inc.                                  623,473
  3,000 Leucadia National Corp.                                         144,660
 50,190 Merrill Lynch & Co., Inc.                                     3,577,543
 57,700 MF Global Ltd. *                                              1,673,300
 41,831 Morgan Stanley                                                2,635,353
121,300 Nasdaq Stock Market, Inc. *                                   4,570,584
 13,600 National Financial Partners Corp.                               720,528
  3,600 Northern Trust Corp.                                            238,572
 45,400 PNC Financial Services Group, Inc.                            3,091,740
  7,700 SLM Corp.                                                       382,459
 35,100 State Street Corp.                                            2,392,416
  5,000 T Rowe Price Group, Inc.                                        278,450
 55,835 UBS AG.                                                       2,973,214
                                                                    -----------
                                                                     67,177,112
                                                                    -----------
ELECTRICAL EQUIPMENT - 0.1%
 15,024 Emerson Electric Co.                                            799,577
  2,900 Molex, Inc.                                                      78,097
                                                                    -----------
                                                                        877,674
                                                                    -----------
ELECTRONICS - 0.3%
  7,370 Agilent Technologies, Inc. *                                    271,806
  3,600 Applera Corp. - Applied Biosystems Group                        124,704
  1,300 Harman International Industries, Inc.                           112,476
  3,500 Jabil Circuit, Inc.                                              79,940
  2,200 Parker Hannifin Corp.                                           246,026
  2,400 PerkinElmer, Inc.                                                70,104
 18,000 Solectron Corp. *                                                70,200
  1,300 Tektronix, Inc.                                                  36,062
  8,100 Thermo Electron Corp. *                                         467,532
  9,366 Tyco Electronics Ltd.                                           331,837
                                                                    -----------
                                                                      1,810,687
                                                                    -----------
ENTERTAINMENT & LEISURE - 0.2%
  1,800 Brunswick Corp.                                                  41,148

Portfolio of Investments
MetLife Investment Funds, Inc. / Large Company Stock Fund / September 30, 2007 (Unaudited) (continued)


Shares                                                                 Value
------                                                              -----------
  8,400 Carnival Corp.                                              $   406,812
  4,800 Harley-Davidson, Inc.                                           221,808
  2,900 Hasbro, Inc.                                                     80,852
  6,268 International Game Technology                                   270,151
  7,900 Mattel, Inc.                                                    185,334
                                                                    -----------
                                                                      1,206,105
                                                                    -----------
ENVIRONMENTAL SERVICES - 0.1%
  5,112 Allied Waste Industries, Inc. *                                  65,178
  9,698 Waste Management, Inc.                                          366,002
                                                                    -----------
                                                                        431,180
                                                                    -----------
FOOD, BEVERAGE & TOBACCO - 4.5%
 97,691 Altria Group, Inc.                                            6,792,455
 14,252 Anheuser-Busch Cos., Inc.                                       712,458
 12,145 Archer-Daniels-Midland Co.                                      401,757
  1,600 Brown-Forman Corp. Class B                                      119,856
  4,100 Campbell Soup Co.                                               151,700
 38,017 Coca-Cola Co.                                                 2,184,837
  5,500 Coca-Cola Enterprises, Inc.                                     133,210
  9,390 ConAgra Foods, Inc.                                             245,361
  4,000 Constelllation Brands, Inc. *                                    96,840
  2,700 Dean Foods Co.                                                   69,066
  6,371 General Mills, Inc.                                             369,582
  3,300 Hershey Foods Corp.                                             153,153
  6,100 HJ Heinz Co.                                                    281,820
  5,173 Kellogg Co.                                                     289,688
 30,071 Kraft Foods, Inc.                                             1,037,750
 13,685 Kroger Co.                                                      390,296
  2,700 McCormick & Co., Inc.                                            97,119
  1,300 Molson Coors Brewing Co. Class B                                129,571
 10,422 Monsanto Co.                                                    893,582
  2,600 Pepsi Bottling Group, Inc.                                       96,642
106,199 PepsiCo, Inc.                                                 7,780,139
 38,000 Reynolds American, Inc.                                       2,416,420
  8,200 Safeway, Inc.                                                   271,502
 13,470 Sara Lee Corp.                                                  224,814
 66,747 Supervalu, Inc.                                               2,603,800
 86,400 Sysco Corp.                                                   3,074,976
  5,400 Tyson Foods, Inc.                                                96,390
  3,100 UST, Inc.                                                       153,760
  2,500 Whole Foods Market, Inc.                                        122,400
  4,112 Wm. Wrigley Jr. Co.                                             264,114
                                                                    -----------
                                                                     31,655,058
                                                                    -----------
FOREST PRODUCTS & PAPER - 0.1%
  8,294 International Paper Co.                                         297,506
  3,552 MeadWestvaco Corp.                                              104,890
  3,500 Plum Creek Timber Co., Inc.                                     156,660
  1,900 Temple-Inland, Inc.                                              99,997
  4,069 Weyerhaeuser Co.                                                294,189
                                                                    -----------
                                                                        953,242
                                                                    -----------
HEALTH CARE - 4.5%
  9,700 Aetna, Inc.                                                     526,419
  1,100 Bausch & Lomb, Inc.                                              70,400
 12,197 Baxter International, Inc.                                      686,447
  4,727 Becton Dickinson & Co.                                          387,850
 25,140 Boston Scientific Corp. *                                       350,703
  3,100 Coventry Health Care, Inc. *                                    192,851
  9,566 Covidien Ltd. *                                                 396,989
  1,900 CR Bard, Inc.                                                   167,561
  3,100 Humana, Inc. *                                                  216,628
 55,152 Johnson & Johnson                                             3,623,486
  2,200 Laboratory Corp. of America Holdings *                          172,106
  1,500 Manor Care, Inc.                                                 96,600
 99,590 Medtronic, Inc.                                               5,617,872
  2,800 Patterson Cos., Inc. *                                          108,108
  2,996 Quest Diagnostics                                               173,079
 63,300 St. Jude Medical, Inc. *                                      2,789,631
 49,893 Stryker Corp.                                                 3,430,643
 11,000 Tenet Healthcare Corp. *                                         36,960
142,916 UnitedHealth Group, Inc.                                      6,921,422
  2,300 Varian Medical Systems, Inc. *                                   96,347
 67,600 WellPoint, Inc. *                                             5,334,992
  4,551 Zimmer Holdings, Inc. *                                         368,586
                                                                    -----------
                                                                     31,765,680
                                                                    -----------
HOTELS & RESTAURANTS - 0.6%
  2,750 Darden Restaurants, Inc.                                        115,115
  3,500 Harrah's Entertainment, Inc.                                    304,255
  7,500 Hilton Hotels Corp.                                             348,675
 28,200 Marriott International, Inc.                                  1,225,854
 22,758 McDonald's Corp.                                              1,239,628
 14,600 Starbucks Corp. *                                               382,520
  4,000 Starwood Hotels & Resorts Worldwide, Inc.                       243,000
  1,900 Wendy's International, Inc.                                      66,329
  3,260 Wyndham Worldwide Corp.                                         106,798
  9,994 Yum! Brands, Inc.                                               338,097
                                                                    -----------
                                                                      4,370,271
                                                                    -----------
HOUSEHOLD PRODUCTS - 0.1%
  1,900 Avery Dennison Corp.                                            108,338
  2,700 Clorox Co.                                                      164,673
  2,900 Fortune Brands, Inc.                                            236,321
  3,500 Leggett & Platt, Inc.                                            67,060
  5,300 Newell Rubbermaid, Inc.                                         152,746
  1,551 Whirlpool Corp.                                                 138,194
                                                                    -----------
                                                                        867,332
                                                                    -----------
INDUSTRIAL MACHINERY - 0.4%
  1,300 Black & Decker Corp.                                            108,290
 12,146 Caterpillar, Inc.                                               952,611
  1,900 Cummins, Inc.                                                   242,991
  4,300 Deere & Co.                                                     638,206
  2,900 Rockwell Automation, Inc.                                       201,579
  1,000 Snap-On, Inc.                                                    49,540
  1,600 Stanley Works                                                    89,808

Portfolio of Investments
MetLife Investment Funds, Inc. / Large Company Stock Fund / September 30, 2007 (Unaudited) (continued)


Shares                                                                 Value
------                                                              -----------
  1,900 Terex Corp. *                                               $   169,138
                                                                    -----------
                                                                      2,452,163
                                                                    -----------
INSURANCE - 4.5%
 54,473 ACE Ltd.                                                      3,299,430
  9,465 Aflac, Inc.                                                     539,884
  3,218 Alleghany Corp. *                                             1,306,508
 24,100 Allied World Assurance Holdings Ltd.                          1,251,031
 11,100 Allstate Corp.                                                  634,809
  2,000 AMBAC Financial Group, Inc.                                     125,820
169,190 American International Group, Inc.                           11,445,703
  5,500 AON Corp.                                                       246,455
  2,000 Assurant, Inc.                                                  107,000
  7,638 Chubb Corp.                                                     409,702
  5,400 Cigna Corp.                                                     287,766
  3,163 Cincinnati Financial Corp.                                      136,990
  8,300 Genworth Financial, Inc.                                        255,059
  6,061 Hartford Financial Services Group, Inc.                         560,946
 18,985 Lincoln National Corp.                                        1,252,440
  8,400 Loews Corp.                                                     406,140
 10,400 Marsh & McLennan Cos., Inc.                                     265,200
 62,968 MBIA, Inc.                                                    3,844,196
 14,200 MetLife, Inc. (a)                                               990,166
  1,400 MGIC Investment Corp.                                            45,234
  5,077 Principal Financial Group                                       320,308
 13,900 Progressive Corp.                                               269,799
  8,772 Prudential Financial, Inc.                                      855,972
  2,100 Safeco Corp.                                                    128,562
 12,377 The Travelers Cos., Inc.                                        623,058
  1,900 Torchmark Corp.                                                 118,408
 69,655 UnumProvident Corp.                                           1,704,458
  3,500 XL Capital Ltd.                                                 277,200
                                                                    -----------
                                                                     31,708,244
                                                                    -----------
INTERNET SERVICES & APPLICATIONS - 2.8%
  3,100 Akamai Technologies, Inc. *                                      89,063
  5,900 Amazon.Com, Inc. *                                              549,585
 87,712 eBay, Inc. *                                                  3,422,522
 16,285 Google, Inc. *                                                9,237,992
  3,500 IAC/InterActiveCorp *                                           103,845
  2,500 Monster Worldwide, Inc. *                                        85,150
 17,268 Symantec Corp. *                                                334,654
  4,500 VeriSign, Inc. *                                                151,830
219,051 Yahoo!, Inc. *                                                5,879,329
                                                                    -----------
                                                                     19,853,970
                                                                    -----------
MANUFACTURING - 4.2%
 13,684 3M Co.                                                        1,280,549
 55,900 Carlisle Cos., Inc.                                           2,716,740
  3,700 Cooper Industries Ltd.                                          189,033
  4,700 Danaher Corp.                                                   388,737
  4,100 Dover Corp.                                                     208,895
  5,800 Eastman Kodak Co.                                               155,208
  2,800 Eaton Corp.                                                     277,312
438,600 General Electric Co.                                         18,158,040
 68,900 Honeywell International, Inc.                                 4,097,483
  7,900 Illinois Tool Works, Inc.                                       471,156
  5,400 Ingersoll-Rand Co.                                              294,138
  3,400 ITT Industries, Inc.                                            230,962
  2,600 Pall Corp.                                                      101,140
  4,700 Textron, Inc.                                                   292,387
  9,366 Tyco International Ltd.                                         415,288
                                                                    -----------
                                                                     29,277,068
                                                                    -----------
METALS & MINING - 1.2%
 16,807 Alcoa, Inc.                                                     657,490
  1,900 Allegheny Technologies, Inc.                                    208,905
  3,600 Consol Energy, Inc.                                             167,760
 25,550 Freeport-McMoRan Copper & Gold, Inc. Class B                  2,679,939
  8,500 Newmont Mining Corp.                                            380,205
  5,400 Nucor Corp.                                                     321,138
 73,500 Peabody Energy Corp.                                          3,518,445
  2,700 Precision Castparts Corp.                                       399,546
  2,200 United States Steel Corp.                                       233,068
                                                                    -----------
                                                                      8,566,496
                                                                    -----------
MULTIMEDIA - 2.6%
 13,203 CBS Corp. Class B                                               415,894
 10,200 Clear Channel Communications, Inc.                              381,888
 58,984 Comcast Corp. *                                               1,426,233
112,750 Comcast Corp. Special Class A *                               2,701,490
 14,600 DIRECTV Group, Inc. *                                           354,488
  1,300 Dow Jones & Co., Inc.                                            77,610
  1,700 EW Scripps Co.                                                   71,400
  4,300 Gannett Co., Inc.                                               187,910
  6,500 McGraw-Hill Cos., Inc.                                          330,915
    700 Meredith Corp.                                                   40,110
  2,600 New York Times Co. Class A                                       51,376
225,600 News Corp.                                                    4,960,944
166,382 Time Warner, Inc.                                             3,054,774
  1,646 Tribune Co.                                                      44,969
 69,403 Viacom, Inc. Class A *                                        2,704,635
 37,000 Walt Disney Co.                                               1,272,430
                                                                    -----------
                                                                     18,077,066
                                                                    -----------
OIL & GAS - 10.5%
  8,774 Anadarko Petroleum Corp.                                        471,602
  6,280 Apache Corp.                                                    565,577
  6,164 Baker Hughes, Inc.                                              557,041
  5,700 BJ Services Co.                                                 151,335
  7,700 Chesapeake Energy Corp.                                         271,502
 40,659 ChevronTexaco Corp.                                           3,804,869
133,400 ConocoPhillips                                               11,708,518
  8,500 Devon Energy Corp.                                              707,200
 13,021 El Paso Corp.                                                   220,966
  3,000 ENSCO International, Inc.                                       168,300
  4,700 EOG Resources, Inc.                                             339,951
181,870 Exxon Mobil Corp.                                            16,833,887
 57,679 Halliburton Co.                                               2,214,874

Portfolio of Investments
MetLife Investment Funds, Inc. / Large Company Stock Fund / September 30, 2007 (Unaudited) (continued)


Shares                                                                 Value
------                                                              -----------
  5,200 Hess Corp.                                                  $   345,956
 12,908 Marathon Oil Corp.                                              736,014
  3,500 Murphy Oil Corp.                                                244,615
  5,700 Nabors Industries Ltd. *                                        175,389
  3,400 National-Oilwell Varco, Inc. *                                  491,300
  5,000 Noble Corp.                                                     245,250
 94,112 Occidental Petroleum Corp.                                    6,030,697
 38,300 Pride International, Inc. *                                   1,399,865
 21,100 Questar Corp.                                                 1,108,383
  2,200 Rowan Cos., Inc.                                                 80,476
 71,700 Schlumberger Ltd.                                             7,528,500
  3,800 Smith International, Inc.                                       271,320
 12,177 Spectra Energy Corp.                                            298,093
 29,000 Sunoco, Inc.                                                  2,052,620
  2,600 Tesoro Corp.                                                    119,652
  5,600 Transocean, Inc. *                                              633,080
 78,000 Valero Energy Corp.                                           5,240,040
 81,200 Weatherford International Ltd. *                              5,455,016
 83,900 Williams Cos., Inc.                                           2,857,634
  7,333 XTO Energy, Inc.                                                453,473
                                                                    -----------
                                                                     73,782,995
                                                                    -----------
PHARMACEUTICALS - 5.1%
128,465 Abbott Laboratories                                           6,888,293
  5,896 Allergan, Inc.                                                  380,115
  3,332 AmerisourceBergen Corp.                                         151,040
  1,900 Barr Pharmaceuticals, Inc. *                                    108,129
 91,258 Bristol-Myers Squibb Co.                                      2,630,056
  7,072 Cardinal Health, Inc.                                           442,212
 48,746 Eli Lilly & Co.                                               2,775,110
  4,800 Express Scripts, Inc. *                                         267,936
  5,900 Forest Laboratories, Inc. *                                     220,011
149,200 Gilead Sciences, Inc. *                                       6,097,804
  2,935 Hospira, Inc. *                                                 121,656
  4,166 King Pharmaceuticals, Inc. *                                     48,825
  5,198 Medco Health Solutions, Inc. *                                  469,847
 80,094 Merck & Co., Inc.                                             4,140,059
  4,800 Mylan Laboratories, Inc.                                         76,608
132,574 Pfizer, Inc.                                                  3,238,783
152,824 Schering-Plough Corp.                                         4,833,823
  2,200 Watson Pharmaceuticals, Inc. *                                   71,280
 63,664 Wyeth                                                         2,836,231
                                                                    -----------
                                                                     35,797,818
                                                                    -----------
REAL ESTATE - 1.2%
  1,700 Apartment Investment & Management Co. REIT                       76,721
  4,200 Archstone-Smith Trust REIT                                      252,588
  1,500 AvalonBay Communities, Inc. REIT                                177,090
  2,200 Boston Properties, Inc. REIT                                    228,580
  3,900 CB Richard Ellis Group, Inc. REIT *                             108,576
  2,400 Developers Diversified Realty Corp. REIT                        134,088
  5,298 Equity Residential REIT                                         224,423
 40,330 General Growth Properties, Inc. REIT                          2,162,495
 60,500 Host Marriott Corp. REIT                                      1,357,620
 59,600 Kimco Realty Corp. REIT                                       2,694,516
  4,900 ProLogis REIT                                                   325,115
  2,500 Public Storage, Inc. REIT                                       196,625
  4,271 Simon Property Group, Inc. REIT                                 427,100
  2,500 Vornado Realty Trust REIT                                       273,375
                                                                    -----------
                                                                      8,638,912
                                                                    -----------
RETAIL - 4.0%
  1,700 Abercrombie & Fitch Co. Class A                                 137,190
  3,157 AutoNation, Inc. *                                               55,942
    900 Autozone, Inc. *                                                104,526
  5,000 Bed Bath & Beyond, Inc. *                                       170,600
  7,650 Best Buy Co., Inc.                                              352,053
  2,100 Big Lots, Inc. *                                                 62,664
  3,500 Circuit City Stores, Inc.                                        27,685
  8,521 Costco Wholesale Corp.                                          522,934
227,058 CVS Corp.                                                     8,998,309
  1,200 Dillard's, Inc.                                                  26,196
  3,000 Family Dollar Stores, Inc.                                       79,680
134,168 Gap, Inc.                                                     2,474,058
 32,212 Home Depot, Inc.                                              1,044,957
  4,300 JC Penney Co., Inc.                                             272,491
  6,100 Kohl's Corp. *                                                  349,713
  5,872 Limited Brands, Inc.                                            134,410
102,500 Lowe's Cos., Inc.                                             2,872,050
  8,546 Macy's, Inc.                                                    276,207
  3,900 Nordstrom, Inc.                                                 182,871
  5,500 Office Depot, Inc. *                                            113,410
  1,500 OfficeMax, Inc.                                                  51,405
  3,100 RadioShack Corp.                                                 64,046
  1,528 Sears Holdings Corp. *                                          194,362
 97,150 Staples, Inc.                                                 2,087,753
 68,125 Target Corp.                                                  4,330,706
  2,582 Tiffany & Co.                                                   135,168
  8,500 TJX Cos., Inc.                                                  247,095
 45,865 Wal-Mart Stores, Inc.                                         2,002,007
 18,900 Walgreen Co.                                                    892,836
                                                                    -----------
                                                                     28,263,324
                                                                    -----------
SAVINGS & LOAN - 0.1%
  9,200 Hudson City Bancorp, Inc.                                       141,496
  7,135 Sovereign Bancorp, Inc.                                         121,581
 16,959 Washington Mutual, Inc.                                         598,822
                                                                    -----------
                                                                        861,899
                                                                    -----------
SEMICONDUCTORS - 2.7%
 10,983 Advanced Micro Devices, Inc. *                                  144,975
  6,800 Altera Corp.                                                    163,744
  5,900 Analog Devices, Inc.                                            213,344
 26,761 Applied Materials, Inc.                                         553,953
  8,850 Broadcom Corp. *                                                322,494
 43,600 Fairchild Semiconductor International, Inc. *                   814,448
288,135 Intel Corp.                                                   7,451,171
  4,725 JDS Uniphase Corp. *                                             70,686

Portfolio of Investments
MetLife Investment Funds, Inc. / Large Company Stock Fund / September 30, 2007 (Unaudited) (continued)


Shares                                                                 Value
------                                                              -----------
  3,600 Kla-Tencor Corp.                                            $   200,808
  4,500 Linear Technology Corp.                                         157,455
 14,400 LSI Logic Corp. *                                               106,848
  4,200 MEMC Electronic Materials, Inc. *                               247,212
  4,000 Microchip Technology, Inc.                                      145,280
 13,900 Micron Technology, Inc. *                                       154,290
  4,400 National Semiconductor Corp.                                    119,328
  2,100 Novellus Systems, Inc. *                                         57,246
 10,550 Nvidia Corp. *                                                  382,332
  2,700 QLogic Corp. *                                                   36,315
  3,718 Teradyne, Inc. *                                                 51,308
213,908 Texas Instruments, Inc.                                       7,826,894
  5,900 Xilinx, Inc.                                                    154,226
                                                                    -----------
                                                                     19,374,357
                                                                    -----------
SOFTWARE - 3.2%
108,000 Adobe Systems, Inc. *                                         4,715,280
  4,300 Autodesk, Inc. *                                                214,871
 10,300 Automatic Data Processing, Inc.                                 473,079
  4,100 BMC Software, Inc. *                                            128,043
  7,393 CA, Inc.                                                        190,148
125,800 Citrix Systems, Inc. *                                        5,072,256
  7,100 Compuware Corp. *                                                56,942
 95,900 Electronic Arts, Inc. *                                       5,369,441
  3,100 Fiserv, Inc. *                                                  157,666
  3,923 IMS Health, Inc.                                                120,200
  6,300 Intuit, Inc. *                                                  190,890
153,620 Microsoft Corp.                                               4,525,645
  7,300 Novell, Inc. *                                                   55,772
 75,255 Oracle Corp. *                                                1,629,271
                                                                    -----------
                                                                     22,899,504
                                                                    -----------
TELECOMMUNICATIONS - 7.6%
  6,800 Alltel Corp.                                                    473,824
373,189 AT&T, Inc.                                                   15,789,627
  9,041 Avaya, Inc. *                                                   153,335
  2,100 CenturyTel, Inc.                                                 97,062
  1,457 Ciena Corp. *                                                    55,482
339,019 Cisco Systems, Inc. *                                        11,224,919
  6,100 Citizens Communications Co.                                      87,352
258,200 Corning, Inc.                                                 6,364,630
  3,030 Embarq Corp.                                                    168,468
  9,900 Juniper Networks, Inc. *                                        362,439
294,100 Motorola, Inc.                                                5,449,673
 29,300 NII Holdings, Inc. *                                          2,406,995
166,053 Qualcomm, Inc.                                                7,017,400
 29,858 Qwest Communications International *                            273,499
 54,215 Sprint Nextel Corp.                                           1,030,085
  9,200 Tellabs, Inc. *                                                  87,584
 55,570 Verizon Communications, Inc.                                  2,460,640
  9,425 Windstream Corp.                                                133,081
                                                                    -----------
                                                                     53,636,095
                                                                    -----------
TRANSPORTATION - 1.1%
  5,712 Burlington Northern Santa Fe Corp.                              463,643
  3,200 C.H. Robinson Worldwide, Inc.                                   173,728
  8,500 CSX Corp.                                                       363,205
 36,700 Expeditors International of Washington, Inc.                  1,735,910
 23,900 FedEx Corp.                                                   2,503,525
  7,600 Norfolk Southern Corp.                                          394,516
  1,200 Ryder System, Inc.                                               58,800
  5,000 Union Pacific Corp.                                             565,300
 20,087 United Parcel Service, Inc. Class B                           1,508,534
                                                                    -----------
                                                                      7,767,161
                                                                    -----------
UTILITIES- ELECTRIC - 2.6%
 12,500 AES Corp. *                                                     250,500
  3,300 Allegheny Energy, Inc. *                                        172,458
  3,800 Ameren Corp.                                                    199,500
  7,700 American Electric Power Co., Inc.                               354,816
  6,100 Centerpoint Energy, Inc.                                         97,783
  4,600 CMS Energy Corp.                                                 77,372
  5,100 Consolidated Edison, Inc.                                       236,130
  3,500 Constellation Energy Group, Inc.                                300,265
  5,600 Dominion Resources, Inc.                                        472,080
  3,163 DTE Energy Co.                                                  153,216
 23,854 Duke Energy Corp.                                               445,831
  7,900 Dynegy, Inc. *                                                   72,996
  6,300 Edison International                                            349,335
  3,700 Entergy Corp.                                                   400,673
 96,274 Exelon Corp.                                                  7,255,209
  5,693 FirstEnergy Corp.                                               360,595
 40,100 FPL Group, Inc.                                               2,441,288
  1,436 Integrys Energy Group, Inc.                                      73,566
  5,784 NiSource, Inc.                                                  110,706
 28,300 Northeast Utilities                                             808,531
 31,500 PG&E Corp.                                                    1,505,700
  1,900 Pinnacle West Capital Corp.                                      75,069
  7,410 PPL Corp.                                                       343,083
  5,119 Progress Energy, Inc.                                           239,825
  4,900 Public Service Enterprise Group, Inc.                           431,151
 14,300 Southern Co.                                                    518,804
  3,600 TECO Energy, Inc.                                                59,148
  8,732 TXU Corp.                                                       597,880
  8,260 Xcel Energy, Inc.                                               177,920
                                                                    -----------
                                                                     18,581,430
                                                                    -----------
UTILITIES- GAS - 0.2%
  1,000 Nicor, Inc.                                                      42,900
  5,000 Sempra Energy                                                   290,600

Portfolio of Investments
MetLife Investment Funds, Inc. / Large Company Stock Fund / September 30, 2007 (Unaudited) (continued)


Shares/Principal Amount                                               Value
-----------------------                                            ------------
    43,000 UGI Corp.                                               $  1,117,140
                                                                   ------------
                                                                      1,450,640
                                                                   ------------
TOTAL COMMON STOCKS
  (Cost $523,691,642 )                                              665,294,163
                                                                   ------------
DEPOSITORY RECEIPTS - 2.0%
AEROSPACE & DEFENSE - 0.2%
    29,600 Rolls-Royce Group PLC ADR                                  1,586,560
                                                                   ------------
CONTAINERS & PACKAGING - 0.6%
    72,900 Rexam PLC ADR                                              4,150,926
                                                                   ------------
FOOD, BEVERAGE & TOBACCO - 0.3%
    67,100 Unilever N.V. ADR                                          2,070,035
                                                                   ------------
INSURANCE - 0.4%
    65,500 ING Groep N.V. ADR                                         2,902,305
                                                                   ------------
MANUFACTURING - 0.2%
     8,500 Siemens AG ADR                                             1,166,625
                                                                   ------------
PHARMACEUTICALS - 0.2%
    23,600 Sanofi-Aventis ADR                                         1,001,112
                                                                   ------------
TELECOMMUNICATIONS - 0.1%
    24,500 Nokia OYJ ADR                                                929,285
                                                                   ------------
Total Depository Receipts
  (Cost $12,510,015 )                                                13,806,848
                                                                   ------------

SHORT-TERM INVESTMENTS - 3.2%
GOVERNMENT & AGENCY SECURITIES - 0.0%
  $323,000 United States Treasury Bill
           4.150%, 12/06/07 (b)(d)                                      320,791
                                                                   ------------
MUTUAL FUND - 3.2%
22,397,325 Goldman Sachs Prime Obligations Fund
           5.241% (c)                                                22,397,325
                                                                   ------------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $22,717,867 )                                                22,718,116
                                                                   ------------
TOTAL INVESTMENTS - 99.5%
  (Cost $558,919,524#)                                              701,819,127
                                                                   ------------
Assets in excess of other liabilities - 0.5%                          3,445,579
                                                                   ------------
TOTAL NET ASSETS - 100.0%                                          $705,264,706
                                                                   ============

NOTES TO THE PORTFOLIO OF INVESTMENTS:

*   -   Non-income producing security
#   -   Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $156,153,036 and $13,253,433 respectively, resulting in net unrealized appreciation of
        $142,899,603.
(a) -   Affiliated issuer. See table below for more information.
(b) - All or a portion of this security has been pledged to cover collateral requirements for open futures.
(c) -   Rate quoted represents the seven day yield of the fund.
(d) -   Interest rate represents current yield to maturity.

SECURITY ABBREVIATIONS:

ADR--American Depositary Receipt
REIT--Real Estate Investment Trust

For information regarding the Fund's Valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Reports.

Portfolio of Investments
MetLife Investment Funds, Inc. / Large Company Stock Fund / September 30, 2007 (Unaudited) (continued)


FUTURES CONTRACTS:

Number of                                      Expiration  Notional   Notional   Unrealized
Contracts     Face Value Underlying Securities    Date       Cost      Value    Appreciation
---------     ---------- --------------------- ---------- ---------- ---------- ------------
Long Position
-------------
     13           650     S&P Mini 500 Index    Sep-2007  $  968,037 $  999,767   $ 31,730
     12           600     S&P Mini 500 Index    Dec-2007     922,776    922,860         84
     20         5,000     S&P 500 Index         Dec-2007   7,489,572  7,690,500    200,928
                                                                                  --------
                                                                                  $232,742
                                                                                  ========

Portfolio of Investments
MetLife Investment Funds, Inc. / Large Company Stock Fund / September 30, 2007 (Unaudited) (continued)

AFFILIATED ISSUER:

                                                                              Income earned
               Number of   Shares Purchased       Shares Sold      Number of  For the period Unrealized Gain
Security      Shares held For the nine months For the nine months Shares held     ended      On Shares held  Realized Gain
Description   at 12/31/06    ended 9/30/07       ended 9/30/07    at 9/30/07    9/30/2007     at 9/30/2007   on shares sold
-----------   ----------- ------------------- ------------------- ----------- -------------- --------------- --------------
MetLife, Inc.   18,600             0                 4,400          14,200          0           $494,255        $129,277

Portfolio of Investments
MetLife Investment Funds, Inc. / Diversified Bond Fund / September 30, 2007 (Unaudited)

Principal
Amount                                                                 Value
---------                                                            ----------
CORPORATE BONDS & NOTES - 42.0%
AEROSPACE & DEFENSE - 0.1%
 $ 50,000 Boeing Co.
          6.125%, 02/15/33                                           $   49,900
          General Dynamics Corp.
   50,000 4.250%, 05/15/13                                               47,147
   25,000 4.500%, 08/15/10                                               24,648
   25,000 5.375%, 08/15/15                                               24,825
   25,000 Goodrich Corp.
          7.625%, 12/15/12                                               27,716
   50,000 Lockheed Martin Corp.
          7.200%, 05/01/36                                               56,680
          Raytheon Co.
  100,000 4.850%, 01/15/11                                               98,854
   50,000 6.400%, 12/15/18                                               51,904
          United Technologies Corp.
  150,000 4.375%, 05/01/10                                              148,406
   50,000 7.500%, 09/15/29                                               58,946
                                                                     ----------
                                                                        589,026
                                                                     ----------
AIRLINES - 0.3%
  307,204 American Airlines, Inc.
          3.857%, 07/09/10                                              295,299
          Continental Airlines, Inc.
   45,000 5.983%, 04/19/22                                               43,706
  308,761 6.545%, 02/02/19                                              310,691
1,099,118 6.648%, 09/15/17                                            1,109,120
  165,000 6.903%, 04/19/22                                              156,337
  548,480 Delta Air Lines, Inc.
          6.619%, 03/18/11                                              547,795
   50,000 Southwest Airlines Co.
          5.125%, 03/01/17                                               46,074
                                                                     ----------
                                                                      2,509,022
                                                                     ----------
APPAREL & TEXTILES - 0.0%
  100,000 Mohawk Industries, Inc.
          5.750%, 01/15/11                                              100,906
                                                                     ----------
ASSET BACKED & MORTGAGE BACKED OBLIGATIONS - 13.5%
   19,791 AFC Home Equity Loan Trust
          5.430%, 06/25/30 (a)                                           19,256
1,522,592 AmeriCredit Automobile Receivables Trust
          2.870%, 02/07/11 #                                          1,516,660
   18,007 Amortizing Residential Collateral Trust
          5.410%, 01/01/32 (a)                                           17,108
2,700,000 ARG Funding Corp. 2005-1A A3
          4.290%, 04/20/11 (b)                                        2,647,714
          Banc of America Commercial Mortgage, Inc.
  225,000 4.933%, 07/10/45                                              217,009
  620,000 5.838%, 06/10/49                                              623,134
2,340,000 5.889%, 07/10/44                                            2,397,474
  255,376 Banc of America Commercial Mortgage, Inc. 2002-2 A2
          4.772%, 07/11/43                                              254,344
  500,000 Banc of America Commercial Mortgage, Inc. 2003-2 A4
          5.061%, 03/11/41                                              492,773
2,100,000 Banc of America Commercial Mortgage, Inc. 2005-3 A4
          4.668%, 07/10/43                                            1,993,643
  210,000 Banc of America Commercial Mortgage, Inc. 2005-5 A4
          5.115%, 10/10/45                                              205,285
1,205,000 Banc of America Commercial Mortgage, Inc. 2006-A 2A1
          5.353%, 09/10/47                                            1,190,941
1,680,993 Banc of America Mortgage Securities, Inc. 2006 A1
          5.432%, 02/25/36 (a)                                        1,681,963
  503,953 Bay View Auto Trust
          3.440%, 04/25/12                                              493,551
          Bear Stearns Adjustable Rate Mortgage Trust
1,100,000 3.519%, 06/25/34                                            1,085,831
  770,656 5.470%, 11/25/34 (a)                                          749,346
  399,334 Bear Stearns Asset Backed Securities, Inc.
          5.580%, 10/27/32 (a)                                          395,647
1,455,526 Bear Stearns Commercial Mortgage Securities 1999-WF2 A2
          7.080%, 07/15/31                                            1,491,727
  500,000 Bear Stearns Commercial Mortgage Securities 2002-TOP6 A2
          6.460%, 10/15/36                                              523,817
  500,000 Bear Stearns Commercial Mortgage Securities 2004-T14 A3
          4.800%, 01/12/41                                              496,497
  500,000 Bear Stearns Commercial Mortgage Securities 2005-PW10 A4
          5.405%, 12/11/40                                              496,542
2,150,000 Bear Stearns Commercial Mortgage Securities 2005-PWR A4A
          4.871%, 09/11/42                                            2,070,515
1,466,857 Bear Stearns Commercial Mortgage Securities 2005-T20 A2
          5.127%, 10/12/42                                            1,468,615
1,000,000 Bear Stearns Commercial Mortgage Securities 2005-T20 A4A
          5.302%, 10/12/42                                              985,262
  915,000 Bear Stearns Commercial Mortgage Securities 2006-PW13 AM
          5.582%, 09/11/41                                              901,862
2,500,000 Bear Stearns Structured Products, Inc.
          6.100%, 01/25/09 (a) (b)                                    2,461,550
  225,000 Capital One Multi Asset Execution Trust
          5.150%, 06/16/14                                              226,696
  405,467 Centex Home Equity
          3.235%, 02/25/32                                              393,673
  150,000 Chase Manhattan Auto Owner Trust
          5.110%, 04/15/14                                              149,912
  552,001 CIGNA CBO 1996-1 Ltd.
          6.460%, 11/15/08 (b)                                          552,493
          Citibank Credit Card Issuance Trust
  100,000 2.900%, 05/17/10                                               98,659
  500,000 4.900%, 12/12/16                                              486,880
  576,010 Commercial Mortgage Lease Backed Certificates
          6.746%, 06/20/31 (b)                                          608,014
          Countrywide Alternative Loan Trust
1,281,757 5.390%, 07/25/35 (a)                                        1,256,972

Portfolio of Investments
MetLife Investment Funds, Inc. / Diversified Bond Fund / September 30, 2007 (Unaudited) (continued)


Principal
Amount                                                                 Value
---------                                                           -----------
$ 1,030,936 5.480%, 09/25/35 (a)                                    $ 1,013,958
     36,210 Countrywide Asset-Backed Certificates 2002-BC1 A
            5.790%, 04/25/32 (a)                                         35,048
    100,000 Countrywide Asset-Backed Certificates 2005-11 AF3
            4.778%, 02/25/36                                             97,990
    100,000 Countrywide Asset-Backed Certificates 2005-7 AF4
            4.867%, 11/25/35                                             95,532
    933,958 Countrywide Home Loan Mortgage Pass Through Trust
            6.250%, 09/25/36                                            943,053
  1,001,105 Countrywide Home Loans, Inc. 2005-3 1A2
            5.420%, 04/25/35 (a)                                        980,884
            Credit Suisse Mortgage Capital Certificates
  2,275,000 5.512%, 02/15/39                                          2,297,305
    500,000 5.827%, 06/15/38                                            512,313
    310,232 Crimmi Mae Commercial Mortgage Trust
            7.000%, 06/02/33 (b)                                        313,238
    447,237 Crusade Global Trust
            5.556%, 01/17/34 (a)                                        448,177
            CS First Boston Mortgage Securities Corp.
    500,000 4.609%, 02/15/38                                            494,788
    150,000 5.100%, 08/15/38                                            150,001
    550,000 5.230%, 12/15/40 - 12/15/40                                 537,821
  3,000,000 7.545%, 04/15/62                                          3,138,721
    500,000 CW Capital Cobalt Ltd.
            5.484%, 04/15/47                                            494,304
  2,375,000 E-Trade RV and Marine Trust
            3.620%, 10/08/18                                          2,335,220
     63,193 EMC Mortgage Loan Trust
            5.600%, 05/25/39 (a),(b)                                     62,286
    750,000 Ford Credit Auto Owner Trust 2005-B A4
            4.380%, 01/15/10                                            745,912
            GE Capital Commercial Mortgage Corp.
    380,504 5.082%, 11/10/45                                            380,873
  1,450,000 5.512%, 11/10/45                                          1,444,610
    750,000 5.512%, 11/10/45                                            747,212
    770,000 5.543%, 12/10/49                                            765,151
    331,887 5.994%, 12/10/35                                            336,913
    350,000 6.531%, 05/15/33                                            365,669
            GMAC Commercial Mortgage Securities, Inc.
  1,000,000 4.865%, 09/25/34                                            977,484
     39,437 5.389%, 10/15/38                                             39,791
    861,201 6.700%, 05/15/30 - 04/15/34                                 880,120
     86,968 Green Tree Financial Corp.
            8.100%, 07/15/26                                             20,787
            Greenwich Capital Commercial Funding Corp.
    200,000 4.948%, 01/11/35                                            197,357
    292,147 5.233%, 03/10/39                                            292,816
    250,000 5.426%, 06/10/36                                            247,058
    445,000 GS Mortgage Securities Corp. II
            7.100%, 03/06/20 (a),(b),(c)                                434,431
  1,491,939 GSR Mortgage Loan Trust
            5.747%, 04/25/36                                          1,504,634
  2,912,122 Harborview Mortgage Loan Trust
            5.700%, 05/19/47 (a)                                      2,812,330
    145,237 Indy Mac Home Equity Loan Asset-Backed Trust
            5.390%, 03/25/31 (a)                                        138,690
            Indy Mac Index Mortgage Loan Trust
    504,319 5.099%, 09/25/35                                            496,393
  1,250,000 5.653%, 12/25/35                                          1,209,779
    400,000 6.287%, 11/25/37 (a)                                        399,781
  2,500,000 JPMorgan Chase & Co.
            4.625%, 03/15/46                                          2,475,200
            JPMorgan Chase Commercial Mortgage Securities Corp.
    150,000 4.895%, 09/12/37                                            144,381
  1,100,000 4.918%, 10/15/42                                          1,060,609
    500,000 5.336%, 05/15/47                                            490,607
  1,350,000 5.420%, 01/15/49                                          1,330,172
    500,000 5.472%, 01/12/43                                            496,393
    250,000 5.542%, 06/12/41                                            249,644
    500,000 5.875%, 04/15/45                                            514,113
            LB-UBS Commercial Mortgage Trust
    252,619 0.942%, 06/15/36 (b)                                          7,571
    250,000 5.020%, 08/15/29                                            243,814
  1,580,000 5.347%, 11/15/38                                          1,556,789
    500,000 5.372%, 09/15/39                                            494,203
    186,546 5.391%, 02/15/40                                            187,697
    500,000 5.430%, 02/15/40                                            493,347
    658,811 Merrill Auto Trust Securitization 2005 1 A3
            4.100%, 08/25/09                                            656,152
  1,680,725 Merrill Lynch Mortgage Investors, Inc. 2006-2 2a
            5.501%, 05/25/36                                          1,694,506
    400,000 Merrill Lynch Mortgage Trust 2003-KEY1 A4
            5.236%, 11/12/35                                            396,863
  2,100,000 Merrill Lynch Mortgage Trust 2005-CIP1 A4
            5.047%, 07/12/38                                          2,042,927
    500,000 Merrill Lynch Mortgage Trust 2005-CKI1 A6
            5.417%, 11/12/37                                            495,132
    700,000 Merrill Lynch/Countrywide Commercial Mortgage Trust
            5.378%, 08/12/48                                            687,700
    208,358 Mesa Trust Asset Backed Certificates
            5.530%, 12/25/31 (a) (b)                                    205,687
    600,000 Morgan Stanley Capital I
            5.328%, 11/12/41                                            590,735
    520,035 Morgan Stanley Capital I, Inc. 2004-IQ7 A1
            4.030%, 06/15/38                                            515,395
            Morgan Stanley Capital I, Inc. 2005-HQ6 A4A
    930,000 4.946%, 08/13/42                                            901,027
    250,000 4.989%, 08/13/42                                            242,211
  1,500,000 Morgan Stanley Capital I, Inc. 2005-IQ9 A5
            4.700%, 07/15/56                                          1,426,344
    150,000 Morgan Stanley Capital I, Inc. 2005-T19 AAB
            4.852%, 06/12/47                                            146,505
    118,928 Morgan Stanley Dean Witter Capital Corp. Heloc Trust
            2005-1 A
            5.320%, 07/25/17 (a)                                        116,716
            Morgan Stanley Dean Witter Capital I
    150,000 4.050%, 01/13/41                                            147,278

Portfolio of Investments
MetLife Investment Funds, Inc. / Diversified Bond Fund / September 30, 2007 (Unaudited) (continued)


Principal
Amount                                                                 Value
---------                                                           -----------
$ 2,715,910 7.200%, 10/15/33                                        $ 2,838,961
    256,606 Nationslink Funding Corp.
            6.867%, 01/22/26                                            262,580
    525,000 Nomura Asset Securities Corp.
            6.690%, 03/15/30                                            558,240
  4,156,750 Oakwood Mortgage Investors, Inc.
            6.000%, 05/15/08-08/15/10                                   258,435
    611,963 Onyx Acceptance Grantor Trust
            2.940%, 12/15/10                                            611,383
    350,000 PNC Mortgage Acceptance Corp.
            6.360%, 03/12/34                                            363,757
            Prime Mortgage Trust
    917,247 5.500%, 05/25/35 (b)                                        907,803
  3,220,154 6.000%, 05/25/35 (b)                                      3,182,925
  2,164,367 7.399%, 10/25/32                                          2,226,605
    395,427 Provident Bank Home Equity Loan Trust
            5.400%, 08/25/31 (a)                                        385,006
    500,000 Renaissance Home Equity Loan Trust
            6.066%, 02/25/36                                            490,179
            Residential Asset Mortgage Products, Inc.
    116,991 5.560%, 03/25/33 (a) (b)                                    116,113
    107,714 5.880%, 10/25/32 (a) (b)                                    107,596
     15,651 Sail Net Interest Margin Notes
            7.750%, 04/27/33 (b)                                          2,207
  1,067,405 Susquehanna Auto Lease Trust 2005-1 A3
            4.430%, 06/16/08 (b)                                      1,066,891
            Thornburg Mortgage Securities Trust
  1,083,907 6.228%, 09/25/37                                          1,073,154
  1,182,658 6.240%, 09/25/37                                          1,182,823
    155,022 UCFC Home Equity Loan
            6.905%, 04/15/30                                            154,375
    490,883 Wachovia Asset Securitization, Inc.
            5.500%, 09/27/32 (a)                                        486,104
            Wachovia Bank Commercial Mortgage Trust
    150,000 4.748%, 02/15/41                                            144,290
    250,000 5.242%, 12/15/44                                            251,075
    225,000 5.417%, 01/15/45                                            226,545
    500,000 5.572%, 10/15/48                                            500,574
    600,000 5.765%, 07/15/45                                            608,125
  1,445,421 Washington Mutual, Inc. 2006-AR10 1A1
            5.951%, 09/25/36                                          1,450,444
                                                                    -----------
                                                                     98,505,703
                                                                    -----------
AUTOMOTIVE - 0.3%
            DaimlerChrysler NA Holding Corp.
    200,000 4.875%, 06/15/10                                            197,731
    330,000 5.875%, 03/15/11                                            334,754
     40,000 6.500%, 11/15/13                                             41,477
    190,000 7.200%, 09/01/09                                            196,811
     90,000 7.300%, 01/15/12                                             95,991
  1,080,000 General Motors Corp.
            8.375%, 07/15/33 #                                          946,350
    100,000 Johnson Controls, Inc.
            5.500%, 01/15/16                                             98,490
                                                                    -----------
                                                                      1,911,604
                                                                    -----------
BANKING - 2.9%
    100,000 Abbey National Capital Trust I
            8.963%, 12/29/49                                            122,053
     50,000 ABN Amro Bank NV
            4.650%, 06/04/18                                             46,382
            African Development Bank
     25,000 3.750%, 01/15/10                                             24,652
     50,000 4.875%, 11/06/09                                             50,671
     30,000 American Express Centurion Bank
            4.375%, 07/30/09                                             29,654
            Asian Development Bank
    100,000 4.125%, 09/15/10                                             99,278
    350,000 4.250%, 10/20/14                                            336,209
     25,000 Banco Bradesco SA
            8.750% , 10/24/13                                            28,250
            Bank of America Corp.
     50,000 3.375%, 02/17/09                                             48,892
    100,000 5.125%, 11/15/14                                             97,814
    415,000 5.375%, 09/11/12 - 06/15/14                                 416,832
    900,000 5.420%, 03/15/17 #                                          875,056
    100,000 5.625%, 10/14/16                                             99,918
  1,000,000 6.000%, 09/01/17                                          1,023,189
    200,000 6.800%, 03/15/28                                            212,830
     50,000 Bank of America Corp. Capital Trust VI
            5.625%, 03/08/35                                             44,664
     70,000 Bank of Tokyo-Mitsubishi Ltd.
            8.400%, 04/15/10                                             75,963
     25,000 Banque Centrale de Tunisie
            7.375%, 04/25/12                                             26,750
            BB&T Corp.
     50,000 4.750%, 10/01/12                                             48,552
    100,000 5.250%, 11/01/19                                             93,481
    515,000 Capital One Financial Corp.
            6.750%, 09/15/17                                            527,327
            China Development Bank
     25,000 4.750%, 10/08/14                                             24,021
    100,000 5.000%, 10/15/15                                             96,604
    350,000 Citigroup, Inc.
            6.500% , 01/18/11                                           363,924
     50,000 Comerica Capital Trust II
            6.576%, 02/20/37                                             45,179
     50,000 Corporacion Andina de Fomento
            6.875%, 03/15/12                                             52,968
     50,000 Deutsche Bank Financial, Inc.
            7.500%, 04/25/09                                             51,916
            Development Bank of Japan
    100,000 4.250%, 06/09/15                                             94,166
     50,000 5.125%, 02/01/17                                             49,908
            European Investment Bank
    100,000 4.000%, 03/03/10                                             99,257
    200,000 4.625%, 10/20/15                                            194,444
    150,000 4.875%, 02/15/36                                            138,870
    100,000 Export Development Canada
            4.625%, 04/01/10                                            100,695
            Export-Import Bank of Korea
     50,000 4.625%, 03/16/10                                             49,787
     50,000 5.125%, 03/16/15                                             48,041
            Fifth Third Bancorp
    100,000 4.200%, 02/23/10                                             98,331
     25,000 4.500%, 06/01/18                                             22,024
    200,000 First Union Institutional Capital I
            8.040%, 12/01/26                                            208,331
            Glitnir Banki HF
    460,000 6.330%, 07/28/11 (b)                                        467,931
    190,000 6.375%, 09/25/12 (b)                                        190,446
    650,000 6.693%, 06/15/16 (b)                                        664,306
    100,000 7.451%, 09/14/49 (b)                                         98,535
    120,000 HBOS Capital Funding LP
            6.071%, 06/30/49 (b)                                        115,448
    250,000 HSBC Bank PLC
            6.950%, 03/15/11                                            264,227

Portfolio of Investments
MetLife Investment Funds, Inc. / Diversified Bond Fund / September 30, 2007 (Unaudited) (continued)


Principal
Amount                                                                 Value
---------                                                            ----------
           HSBC Bank USA NA
$  275,000 3.875%, 09/15/09                                          $  269,654
   200,000 5.875%, 11/01/34                                             188,764
   200,000 HSBC Capital Funding LP
           4.610%, 12/29/49 (b)                                         187,864
    50,000 HSBC Holdings PLC
           5.250%, 12/12/12                                              49,151
    25,000 Huntington National Bank
           4.375%, 01/15/10                                              24,486
           Inter-American Development Bank
   150,000 4.250%, 09/14/15                                             144,245
    50,000 4.375%, 09/20/12                                              49,484
   100,000 4.500%, 09/15/14                                              98,488
   600,000 7.375%, 01/15/10                                             638,758
    50,000 International Bank for Reconstruction & Development
           4.750%, 02/15/35                                              46,456
   100,000 Japan Bank for International Cooperation
           4.750%, 05/25/11                                             100,409
    50,000 KeyBank National Association
           5.800%, 07/01/14                                              49,981
   200,000 Keycorp Capital VII
           5.700%, 06/15/35                                             167,974
    50,000 KFW - Bankengruppe
           3.875%, 06/30/09                                              49,619
           Korea Development Bank
   100,000 4.750%, 07/20/09                                              99,297
    75,000 5.500%, 11/13/12                                              74,774
    50,000 5.750%, 09/10/13                                              50,204
   200,000 Kreditanstalt fuer Wiederaufbau
           2.714%, 04/18/36 (d)                                          42,651
   300,000 Landesbank Baden-Wuerttemberg/New York
           6.350%, 04/01/12                                             318,840
 1,040,000 Landsbanki Islands HF
           6.100%, 08/25/11 (b)                                       1,053,658
           Landwirtschaftliche Rentenbank
   150,000 3.625%, 10/20/09                                             147,630
   100,000 4.875%, 11/16/15                                              98,847
   100,000 5.000%, 11/08/16                                              99,569
   150,000 5.250%, 07/02/12                                             153,354
           Marshall & Ilsley Bank
    50,000 4.375%, 08/01/09                                              49,551
   150,000 5.000%, 01/17/17                                             140,025
    25,000 5.250%, 09/04/12                                              25,055
   100,000 Marshall & Ilsley Corp.
           5.350%, 04/01/11                                             100,046
   200,000 Mellon Bank NA
           4.750%, 12/15/14                                             188,617
    75,000 Mellon Funding Corp.
           5.200%, 05/15/14                                              73,315
 1,010,000 Mizuho Financial Group Cayman Ltd.
           5.790%, 04/15/14 (b)                                       1,002,157
    50,000 National City Bank
           4.250%, 07/01/18                                              44,184
           Nordic Investment Bank
   100,000 3.875%, 06/15/10                                              98,255
   200,000 4.875%, 03/15/11                                             201,683
    50,000 Oesterreichische Kontrollbank AG
           4.500%, 03/09/15                                              48,315
    25,000 PNC Bank NA
           5.250%, 01/15/17                                              23,775
    25,000 Popular North America Capital Trust I
           6.564%, 09/15/34                                              21,324
           Popular North America, Inc.
   100,000 3.875%, 10/01/08                                              98,190
    25,000 4.700%, 06/30/09                                              24,900
           Rabobank Capital Funding Trust
   280,000 5.254%, 12/29/49 (b)                                         257,675
    40,000 5.260%, 12/31/49 (b)                                          37,823
           RBS Capital Trust I
    25,000 5.512%, 09/29/49                                              23,391
   100,000 6.425%, 12/29/49                                              89,420
    30,000 Regions Financial Corp.
           6.375%, 05/15/12                                              30,962
    30,000 Royal Bank of Canada
           3.875%, 05/04/09                                              29,719
           Royal Bank of Scotland Group PLC
    10,000 4.700%, 07/03/18                                               9,195
   100,000 5.000%, 11/12/13 - 10/01/14                                   97,592
           RSHB Capital SA for Russian Agricultural Bank
   800,000 6.299%, 05/15/17 (b)                                         753,120
   750,000 7.175%, 05/16/13                                             766,875
   100,000 Santander Central Hispano Issuances
           7.625%, 09/14/10                                             107,061
   700,000 Shinsei Finance Cayman Ltd.
           6.418%, 01/29/49 (b)                                         649,073
    25,000 SouthTrust Corp.
           5.800%, 06/15/14                                              25,022
    50,000 Sumitomo Mitsui Banking Corp.
           8.000%, 06/15/12                                              56,104
           SunTrust Banks, Inc.
    25,000 4.000%, 10/15/08                                              24,745
    50,000 5.450%, 12/01/17                                              48,364
   820,000 SunTrust Capital VIII
           6.100%, 12/15/36                                             743,865
   125,000 UFJ Bank Ltd.
           7.400%, 06/15/11                                             134,349
    25,000 Union Planters Corp.
           4.375%, 12/01/10                                              24,166
    25,000 UnionBancal Corp.
           5.250%, 12/16/13                                              24,350
    50,000 US Bancorp
           5.300%, 04/28/09                                              50,324
           US Bank National Association
    10,000 3.750%, 02/06/09                                               9,840
   100,000 4.950%, 10/30/14                                              95,616
    50,000 6.300%, 02/04/14                                              51,756
   775,000 VTB Capital SA
           6.250%, 06/30/35 (b)                                         758,647
           Wachovia Bank National Association
    50,000 5.000%, 08/15/15                                              47,160
    50,000 5.600%, 03/15/16                                              48,914
   410,000 Wachovia Capital Trust III
           5.800%, 08/29/49                                             407,249
           Wachovia Corp.
    40,000 3.625%, 02/17/09                                              39,271
    30,000 4.875%, 02/15/14                                              28,896
    50,000 5.250%, 08/01/14                                              49,003
    50,000 5.350%, 03/15/11                                              50,051
   700,000 5.750%, 06/15/17                                             702,652
    50,000 7.500%, 04/15/35                                              55,758
           Wells Fargo & Co.
    15,000 4.625%, 04/15/14                                              14,245
   250,000 4.875%, 01/12/11                                             247,649
   100,000 5.125%, 09/15/16                                              96,156
   100,000 6.450%, 02/01/11                                             103,777
   200,000 Wells Fargo Capital X
           5.950%, 12/15/36                                             183,530

Portfolio of Investments
MetLife Investment Funds, Inc. / Diversified Bond Fund / September 30, 2007 (Unaudited) (continued)


Principal
Amount                                                                 Value
---------                                                           -----------
 $200,000 Yell Finance BV
          4.125%, 10/15/14                                          $   193,983
          Zions Bancorp.
   25,000 5.650%, 05/15/14                                               24,601
   25,000 6.000%, 09/15/15                                               25,110
                                                                    -----------
                                                                     21,428,384
                                                                    -----------
BIOTECHNOLOGY - 0.0%
  100,000 Amgen, Inc.
          4.850%, 11/18/14                                               94,908
          Genentech, Inc.
   50,000 4.400%, 07/15/10                                               49,366
  100,000 4.750%, 07/15/15                                               94,285
                                                                    -----------
                                                                        238,559
                                                                    -----------
BUILDING & CONSTRUCTION - 0.3%
  100,000 Centex Corp.
          5.125%, 10/01/13                                               87,728
          D.R. Horton, Inc.
  100,000 5.375%, 06/15/12                                               88,366
  100,000 6.000%, 04/15/11                                               92,861
  730,000 6.875%, 05/01/13 #                                            672,041
          Lafarge SA
   25,000 6.150%, 07/15/11                                               25,488
   50,000 6.500%, 07/15/16                                               50,731
          Lennar Corp.
   25,000 5.500%, 09/01/14                                               21,814
   25,000 5.950%, 10/17/11                                               22,876
          Masco Corp.
  100,000 4.800%, 06/15/15                                               91,057
   50,000 5.875%, 07/15/12                                               49,812
   50,000 MDC Holdings, Inc.
          5.375%, 12/15/14                                               45,368
          Owens Corning, Inc.
   25,000 6.500%, 12/01/16                                               24,181
   25,000 7.000%, 12/01/36                                               24,030
          Pulte Homes, Inc.
   30,000 4.875%, 07/15/09                                               28,013
   50,000 5.200%, 02/15/15                                               41,691
   25,000 6.375%, 05/15/33                                               18,998
  530,000 7.875%, 08/01/11 - 06/15/32                                   505,577
                                                                    -----------
                                                                      1,890,632
                                                                    -----------
BUSINESS SERVICES & SUPPLIES - 0.1%
          Pitney Bowes, Inc.
   50,000 4.625%, 10/01/12                                               48,920
   25,000 4.750%, 05/15/18                                               23,126
   25,000 4.875%, 08/15/14                                               24,035
  285,000 Xerox Corp.
          5.500%, 05/15/12                                              282,274
                                                                    -----------
                                                                        378,355
                                                                    -----------
CHEMICALS - 0.3%
  920,000 Agrium, Inc.
          7.125%, 05/23/36                                              935,401
  840,000 Cytec Industries, Inc.
          5.500%, 10/01/10                                              848,938
          E.I. Du Pont de Nemours & Co.
   30,000 4.875%, 04/30/14                                               28,850
   50,000 5.600%, 12/15/36                                               45,102
  125,000 FMC Corp.
          7.750%, 07/01/11                                              134,202
   50,000 Lubrizol Corp.
          5.500%, 10/01/14                                               48,279
   75,000 Rohm and Haas Co.
          7.850%, 07/15/29                                               84,891
                                                                    -----------
                                                                      2,125,663
                                                                    -----------
COMMERCIAL SERVICES - 0.4%
2,325,000 American Tower Trust
          5.420%, 04/15/37 (b)                                        2,330,627
  455,000 Crown Castle Towers LLC
          6.065%, 11/15/36 (b)                                          438,013
          RR Donnelley & Sons Co.
   20,000 5.625%, 01/15/12                                               20,153
   50,000 6.125%, 01/15/17                                               49,628
                                                                    -----------
                                                                      2,838,421
                                                                    -----------
COMPUTERS & INFORMATION - 0.4%
          Electronic Data Systems Corp.
   75,000 6.500%, 08/01/13 (e)                                           75,670
1,695,000 7.125%, 10/15/09                                            1,725,666
  650,000 7.450%, 10/15/29                                              657,724
          International Business Machines Corp.
   30,000 4.375%, 06/01/09                                               29,962
  100,000 6.220%, 08/01/27                                              102,054
  200,000 7.500%, 06/15/13                                              221,528
                                                                    -----------
                                                                      2,812,604
                                                                    -----------
CONTAINERS & PACKAGING - 0.1%
          Pactiv Corp.
   25,000 7.950%, 12/15/25                                               27,051
  200,000 8.375%, 04/15/27                                              223,079
  600,000 Sealed Air Corp.
          5.375%, 04/15/08 (b)                                          598,239
                                                                    -----------
                                                                        848,369
                                                                    -----------
COSMETICS & PERSONAL CARE - 0.0%
   20,000 Avon Products, Inc.
          4.200%, 07/15/18                                               17,935
   10,000 Gillette Co.
          3.800%, 09/15/09                                                9,887
          Procter & Gamble Co.
   30,000 4.950%, 08/15/14                                               29,472
   25,000 5.800%, 08/15/34                                               24,763
  200,000 6.875%, 09/15/09                                              207,900
                                                                    -----------
                                                                        289,957
                                                                    -----------
DIVERSIFIED FINANCIAL SERVICES - 8.2%
  400,000 AIFUL Corp.
          5.000%, 08/10/10 (b)                                          386,703
  505,730 Air 2 US
          8.027%, 10/01/19 (b)                                          513,315
   50,000 Allied Capital Corp.
          6.625%, 07/15/11                                               51,111
   30,000 Allstate Life Global Funding Trust I
          4.500%, 05/29/09                                               29,817
          American Express Co.
   50,000 4.750%, 06/17/09                                               49,848
  100,000 5.000%, 12/02/10                                               99,595
  330,000 6.800%, 09/01/66                                              338,182
          American General Finance Corp.
  100,000 3.875%, 10/01/09                                               97,965
1,340,000 5.400%, 12/01/15                                            1,283,263
  580,000 American International Group, Inc.
          6.250%, 03/15/37                                              546,046
  100,000 Banque Paribas-NY
          6.875%, 03/01/09                                              101,953
          Bear Stearns Cos., Inc.
   75,000 4.500%, 10/28/10                                               72,717

Portfolio of Investments
MetLife Investment Funds, Inc. / Diversified Bond Fund / September 30, 2007 (Unaudited) (continued)


Principal
Amount                                                                 Value
---------                                                            ----------
$  10,000 4.650%, 07/02/18                                           $    8,535
  460,000 5.350%, 02/01/12                                              450,910
1,175,000 5.550%, 01/22/17 #                                          1,109,162
   50,000 5.700%, 11/15/14                                               48,952
  930,000 6.400%, 10/02/17                                              925,868
          Bunge Ltd. Finance Corp.
  100,000 5.100%, 07/15/15                                               93,134
   15,000 5.875%, 05/15/13                                               14,867
          Canada Mortgage & Housing Corp.
   75,000 3.875%, 04/01/10                                               74,013
   50,000 5.000%, 09/01/11                                               50,533
          Capital One Bank
   25,000 5.000%, 06/15/09                                               24,892
   10,000 5.125%, 02/15/14                                                9,596
   25,000 6.500%, 06/13/13                                               25,339
   50,000 Capital One Capital IV
          6.745%, 02/17/37                                               44,588
          Capital One Financial Corp.
   50,000 5.250%, 02/21/17                                               45,993
   60,000 5.700%, 09/15/11                                               60,100
   25,000 6.250%, 11/15/13                                               24,804
          Capmark Financial Group, Inc.
1,275,000 5.875%, 05/10/12 (b)                                        1,161,173
  255,000 6.300%, 05/10/17 (b)                                          221,926
  100,000 Caterpillar Financial Services Corp.
          4.300%, 06/01/10                                               98,396
          CIT Group, Inc.
   50,000 3.875%, 11/03/08                                               48,428
   20,000 4.125%, 11/03/09                                               19,071
  100,000 4.250%, 02/01/10                                               94,989
   75,000 5.125%, 09/30/14                                               68,405
  100,000 6.000%, 04/01/36                                               88,449
   45,000 6.100%, 03/15/67                                               37,135
          Citigroup, Inc.
  150,000 5.125%, 02/14/11                                              149,712
  840,000 5.500%, 08/27/12 #                                            849,334
  500,000 5.850%, 08/02/16                                              505,768
1,245,000 6.000%, 08/15/17                                            1,273,913
          Countrywide Financial Corp.
  115,000 4.500%, 06/15/10 #                                            103,643
  890,000 5.800%, 06/07/12                                              834,184
2,720,000 6.250%, 05/15/16 #                                          2,461,502
  160,000 Countrywide Funding Corp.
          4.000%, 03/22/11 #                                            143,260
  100,000 Countrywide Home Loans, Inc.
          4.125%, 09/15/09                                               91,908
          Credit Suisse First Boston USA, Inc.
  100,000 4.700%, 06/01/09                                               99,745
  200,000 4.875%, 08/15/10 - 01/15/15                                   195,170
  100,000 5.125%, 08/15/15                                               96,362
  150,000 6.125%, 11/15/11                                              154,485
  100,000 7.125%, 07/15/32                                              112,861
  150,000 Credit Suisse USA, Inc.
          5.250%, 03/02/11                                              150,434
  200,000 Discover Financial Services
          6.450%, 06/12/17 (b)                                          194,028
          Eksportfinans A/S
   30,000 4.375%, 07/15/09                                               29,928
  150,000 4.750%, 12/15/08                                              150,549
1,210,000 Farmers Exchange Capital
          7.050%, 07/15/28 (b)                                        1,204,986
          Financing Corp. FICO
  800,000 4.406%, 11/30/17 (d)                                          482,487
  400,000 8.600%, 09/26/19                                              523,139
  140,000 9.650%, 11/02/18                                              193,775
  628,425 Ford Motor Bank Term Loan B
          8.360%, 12/15/13                                              608,001
          Ford Motor Credit Co.
1,260,000 6.625%, 06/16/08                                            1,250,478
1,030,000 7.250%, 10/25/11                                              965,227
5,300,000 7.375%, 10/28/09 - 02/01/11                                 5,164,345
  685,000 7.875%, 06/15/10                                              669,604
   15,000 Fund American Cos., Inc.
          5.875%, 05/15/13                                               14,789
          General Electric Capital Corp.
   50,000 3.125%, 04/01/09                                               48,700
  100,000 4.250%, 06/15/12                                               95,870
  650,000 4.375%, 11/21/11 - 03/03/12                                   629,265
  250,000 5.000%, 11/15/11                                              248,871
  325,000 5.450%, 01/15/13                                              328,041
  150,000 6.750%, 03/15/32                                              165,146
  500,000 7.375%, 01/19/10                                              524,862
          General Motors Acceptance Corp.
1,005,000 5.625%, 05/15/09                                              978,419
  445,000 6.875%, 09/15/11                                              423,491
  450,000 7.750%, 01/19/10                                              446,339
   50,000 Genworth Global Funding
          5.750%, 05/15/13                                               50,513
  200,000 Glen Meadow Pass-Through Trust
          6.505%, 02/12/67 (b)                                          196,688
  540,000 GMAC LLC
          6.875%, 08/28/12                                              506,511
   80,000 Goldman Sachs Capital I
          6.345%, 02/15/34                                               74,541
          Goldman Sachs Group, Inc.
   50,000 4.750%, 07/15/13                                               47,723
  100,000 5.000%, 10/01/14                                               95,612
  250,000 5.150%, 01/15/14                                              242,558
  250,000 5.250%, 04/01/13                                              245,482
  250,000 5.625%, 01/15/17                                              242,562
   50,000 5.950%, 01/15/27                                               47,363
  150,000 6.125%, 02/15/33                                              146,984
  760,000 6.250%, 09/01/17                                              776,636
  750,000 6.450%, 05/01/36 #                                            731,806
  400,000 6.875%, 01/15/11                                              418,646
          Household Finance Corp.
  430,000 6.375%, 11/27/12                                              444,888
   20,000 7.000%, 05/15/12                                               21,028
  100,000 HSBC Finance Capital Trust IX
          5.911%, 11/30/35                                               94,918
  200,000 ILFC E-Capital Trust II
          6.250%, 12/21/65 (b)                                          192,783
   50,000 International Finance Corp.
          5.125%, 05/02/11                                               51,015
          International Lease Finance Corp.
   50,000 3.750%, 06/30/09                                               49,524
  100,000 4.750%, 01/13/12                                               96,934
   50,000 5.400%, 02/15/12                                               49,574
  100,000 5.450%, 03/24/11                                               99,942
   50,000 Invesco PLC
          5.625%, 04/17/12                                               50,326
1,040,000 Janus Capital Group, Inc.
          6.700%, 06/15/17                                            1,048,919
  100,000 Japan Finance Corp. for Municipal Enterprises
          4.625%, 04/21/15                                               97,577
          Jefferies Group, Inc.
   25,000 5.500%, 03/15/16                                               23,316
  100,000 6.250%, 01/15/36                                               89,568
          John Deere Capital Corp.
   20,000 5.100%, 01/15/13                                               19,693
  100,000 5.400%, 04/07/10                                              101,253
  100,000 7.000%, 03/15/12                                              106,911

Portfolio of Investments
MetLife Investment Funds, Inc. / Diversified Bond Fund / September 30, 2007 (Unaudited) (continued)


Principal
Amount                                                                 Value
---------                                                           -----------
           JPMorgan Chase & Co.
$   20,000 3.800%, 10/02/09                                         $    19,586
   100,000 4.750%, 03/01/15                                              94,739
   850,000 5.125%, 09/15/14 #                                           829,064
   210,000 5.150%, 10/01/15                                             201,365
    30,000 5.250%, 05/01/15                                              29,006
   715,000 6.625%, 03/15/12                                             750,518
   300,000 6.750%, 02/01/11                                             315,185
   100,000 JPMorgan Chase Capital XVII
           5.850%, 08/01/35                                              89,468
   130,000 Kaupthing Bank HF
           5.750%, 10/04/11 (b)                                         128,328
 1,325,000 Lazard Group
           6.850%, 06/15/17                                           1,303,706
   380,000 Lehman Brothers Holdings Capital Trust VII
           5.857%, 11/29/49                                             362,032
           Lehman Brothers Holdings, Inc.
   190,000 5.250%, 02/06/12                                             186,067
   100,000 5.500%, 04/04/16                                              94,310
    50,000 5.750%, 05/17/13                                              49,650
   170,000 6.200%, 09/26/14                                             170,673
 1,690,000 7.394%, 09/15/22 (a)                                       1,731,895
 1,452,072 Lilacs Repackaging Co.
           5.138%, 04/15/15 (b)                                       1,436,462
           MBNA America Bank
    30,000 4.625%, 08/03/09                                              29,835
    30,000 7.125%, 11/15/12                                              32,280
           MBNA Corp.
   100,000 6.125%, 03/01/13                                             103,015
    15,000 7.500%, 03/15/12                                              16,247
   600,000 Merna Reinsurance Ltd.
           7.110%, 07/07/10 (a) (b)                                     599,160
           Merrill Lynch & Co., Inc.
   190,000 3.125%, 07/15/08                                             185,971
   100,000 4.125%, 09/10/09                                              98,063
   100,000 4.831%, 10/27/08                                              98,797
    50,000 5.000%, 02/03/14                                              47,914
   100,000 6.000%, 02/17/09                                             100,693
   780,000 6.110%, 01/29/37                                             734,141
   100,000 6.220%, 09/15/26                                              97,936
   160,000 6.375%, 10/15/08                                             161,368
 1,280,000 6.400%, 08/28/17                                           1,320,693
   300,000 6.875%, 11/15/18                                             319,877
           Morgan Stanley
   350,000 4.000%, 01/15/10                                             341,941
 1,515,000 4.750%, 04/01/14                                           1,423,071
   250,000 5.050%, 01/21/11                                             247,095
   400,000 5.300%, 03/01/13                                             393,690
   390,000 5.750%, 08/31/12                                             390,660
   220,000 5.810%, 10/18/16 (a)                                         210,472
   240,000 6.250%, 08/28/17                                             245,088
    25,000 6.600%, 04/01/12                                              25,965
    25,000 7.250%, 04/01/32                                              27,578
   310,000 MUFG Capital Finance 1 Ltd.
           6.346%, 07/29/49                                             294,676
           National Rural Utilities Cooperative Finance
    10,000 4.375%, 10/01/10                                               9,818
    10,000 4.750%, 03/01/14                                               9,506
    30,000 7.250%, 03/01/12                                              32,009
    70,000 8.000%, 03/01/32                                              83,361
    50,000 ORIX Corp.
           5.480%, 11/22/11                                              49,026
           Residential Capital Corp.
 1,480,000 6.000%, 02/22/11 (e)                                       1,206,200
   680,000 6.125%, 11/21/08 #,(e)                                       608,600
           Residential Capital LLC
   460,000 6.500%, 06/01/12 #,(e)                                       372,600
   150,000 7.595%, 05/22/09 (a)                                         127,500
    60,000 8.460%, 04/17/09 (a)                                          51,000
   465,000 Resona Preferred Global Services
           7.191%, 12/29/49 (b)                                         466,637
 1,000,000 SB Treasury Co. LLC
           9.400%, 12/29/49 (b)                                       1,022,970
           SLM Corp.
   850,000 3.820%, 04/01/09 (a)                                         781,873
   150,000 4.500%, 07/26/10                                             140,419
   200,000 5.375%, 05/15/14                                             174,538
   100,000 5.450%, 04/25/11                                              94,234
   100,000 Swedish Export Credit Corp.
           4.125%, 10/15/08                                              99,664
    80,000 Textron Financial Corp.
           6.000%, 11/20/09                                              82,216
           Toyota Motor Credit Corp.
    50,000 5.450%, 05/18/11                                              51,171
    25,000 5.500%, 12/15/08                                              25,124
 1,420,000 UFJ Finance Aruba AEC
           6.750%, 07/15/13                                           1,469,711
    50,000 Unilever Capital Corp.
           5.900%, 11/15/32                                              48,857
           Western Union Co.
    75,000 5.930%, 10/01/16                                              73,974
    50,000 6.200%, 11/17/36                                              48,172
                                                                    -----------
                                                                     59,911,648
                                                                    -----------
EDUCATION - 0.0%
    50,000 President & Fellows of Harvard
           6.300%, 10/01/37                                              52,724
                                                                    -----------
ELECTRICAL EQUIPMENT - 0.0%
   125,000 Emerson Electric Co.
           4.500%, 05/01/13                                             120,749
                                                                    -----------
ELECTRONICS - 0.1%
   910,000 Avnet, Inc.
           6.625%, 09/15/16                                             918,812
                                                                    -----------
ENVIRONMENTAL SERVICES - 0.0%
    25,000 Republic Services, Inc.
           6.750%, 08/15/11                                              26,151
           Waste Management, Inc.
    10,000 5.000%, 03/15/14                                               9,576
   100,000 6.500%, 11/15/08                                             101,297
   100,000 7.375%, 08/01/10                                             105,841
    75,000 7.750%, 05/15/32                                              84,228
                                                                    -----------
                                                                        327,093
                                                                    -----------
FOOD, BEVERAGE & TOBACCO - 1.2%
           Altria Group, Inc.
    25,000 5.625%, 11/04/08                                              25,087
 1,425,000 7.000%, 11/04/13                                           1,548,585
           Anheuser-Busch Cos., Inc.
    50,000 5.600%, 03/01/17                                              49,351
   100,000 6.500%, 02/01/43                                             101,523
   100,000 9.000%, 12/01/09                                             108,149
   150,000 Archer-Daniels-Midland
           7.500%, 03/15/27                                             173,908
   100,000 Bottling Group LLC
           4.625%, 11/15/12                                              97,894
    75,000 Brown Forman Corp.
           5.200%, 04/01/12                                              75,238
    75,000 Campbell Soup Co.
           5.000%, 12/03/12                                              73,892

Portfolio of Investments
MetLife Investment Funds, Inc. / Diversified Bond Fund / September 30, 2007 (Unaudited) (continued)


Principal
Amount                                                                 Value
---------                                                           -----------
$ 1,260,000 Cargill, Inc.
            5.600%, 09/15/12 (b)                                    $ 1,269,672
            Cia Brasileira de Bebidas
    675,000 8.750%, 09/15/13                                            773,719
    380,000 10.500%, 12/15/11                                           447,925
     25,000 Coca Cola HBC Finance BV
            5.500%, 09/17/15                                             24,599
            Coca-Cola Enterprises, Inc.
     25,000 4.250%, 09/15/10                                             24,610
    100,000 8.500%, 02/01/22                                            123,461
    275,000 ConAgra Foods, Inc.
            6.750%, 09/15/11                                            287,456
     50,000 Diageo Capital PLC
            4.375%, 05/03/10                                             49,326
            Diageo Finance BV
     15,000 3.875%, 04/01/11                                             14,395
    150,000 5.300%, 10/28/15                                            145,465
     50,000 General Mills, Inc.
            6.000%, 02/15/12                                             51,110
     50,000 Hershey Co.
            5.450%, 09/01/16                                             49,511
            Kraft Foods, Inc.
     25,000 4.000%, 10/01/08                                             24,708
     25,000 5.250%, 10/01/13                                             24,533
    150,000 5.625%, 11/01/11                                            150,941
    270,000 6.250%, 06/01/12                                            278,761
    100,000 Kroger Co.
            6.800%, 12/15/18                                            104,534
     50,000 PepsiAmericas, Inc.
            4.875%, 01/15/15                                             47,322
  1,170,000 Reynolds American, Inc.
            7.875%, 05/15/09 #                                        1,215,215
    680,000 SABMiller PLC
            6.500%, 07/01/16 (b)                                        696,753
            Safeway, Inc.
     50,000 4.950%, 08/16/10                                             49,597
     50,000 7.250%, 02/01/31                                             53,586
            Sara Lee Corp.
     25,000 6.125%, 11/01/32                                             23,321
     50,000 6.250%, 09/15/11                                             51,647
    670,000 Tyson Foods, Inc.
            6.850%, 04/01/16 (e)                                        690,446
     50,000 WM Wrigley, Jr. Co.
            4.650%, 07/15/15                                             46,921
                                                                    -----------
                                                                      8,973,161
                                                                    -----------
FOREST PRODUCTS & PAPER - 0.1%
    100,000 Celulosa Arauco y Constitucion SA
            5.625%, 04/20/15                                             97,163
            International Paper Co.
    125,000 4.250%, 01/15/09                                            123,094
    100,000 5.250%, 04/01/16                                             94,556
     25,000 5.850%, 10/30/12 (f)                                         25,322
     50,000 MeadWestvaco Corp.
            6.850%, 04/01/12                                             52,020
     20,000 Stora Enso Oyj
            7.375%, 05/15/11                                             21,202
    290,000 Temple-Inland, Inc.
            6.625%, 01/15/18 (e)                                        282,556
            Weyerhaeuser Co.
     50,000 6.750%, 03/15/12                                             51,909
    130,000 7.375%, 03/15/32                                            130,438
                                                                    -----------
                                                                        878,260
                                                                    -----------
HEALTH CARE - 0.4%
     25,000 Anthem, Inc.
            6.800%, 08/01/12                                             26,625
    100,000 Baxter FinCo BV
            4.750%, 10/15/10                                             99,898
    878,000 HCA, Inc.
            5.750%, 03/15/14                                            736,423
     25,000 Hillenbrand Industries, Inc.
            4.500%, 06/15/09                                             24,923
    100,000 Johnson & Johnson
            4.950%, 05/15/33                                             89,215
            Quest Diagnostics, Inc.
    100,000 5.450%, 11/01/15                                             96,267
    860,000 6.950%, 07/01/37                                            885,166
    258,000 Tenet Healthcare Corp.
            7.375%, 02/01/13                                            218,655
            UnitedHealth Group, Inc.
     10,000 3.750%, 02/10/09                                              9,836
     50,000 4.125%, 08/15/09                                             49,051
     10,000 4.750%, 02/10/14                                              9,500
     30,000 4.875%, 04/01/13                                             29,210
     50,000 5.000%, 08/15/14                                             48,146
    100,000 5.800%, 03/15/36                                             92,921
            WellPoint, Inc.
    175,000 5.000%, 01/15/11 - 12/15/14                                 170,490
    100,000 5.850%, 01/15/36                                             91,988
     50,000 5.950%, 12/15/34                                             46,089
                                                                    -----------
                                                                      2,724,403
                                                                    -----------
HOLDING COMPANIES-DIVERSIFIED - 0.2%
     25,000 Canadian Pacific Ltd.
            9.450%, 08/01/21                                             30,776
     50,000 EnCana Holdings Finance Corp.
            5.800%, 05/01/14                                             50,271
    920,000 Hutchison Whampoa International
            7.450%, 11/24/33 (b)                                      1,034,380
                                                                    -----------
                                                                      1,115,427
                                                                    -----------
HOTELS & RESTAURANTS - 0.1%
    460,000 Wyndham Worldwide Corp.
            6.000%, 12/01/16                                            445,492
                                                                    -----------
HOUSEHOLD PRODUCTS - 0.0%
     45,000 Clorox Co.
            5.000%, 01/15/15                                             42,849
            Fortune Brands, Inc.
     25,000 4.875%, 12/01/13                                             23,768
    100,000 5.125%, 01/15/11                                             99,139
     45,000 Kimberly-Clark Corp.
            5.625%, 02/15/12                                             45,525
     25,000 Newell Rubbermaid, Inc.
            6.750%, 03/15/12                                             25,939
                                                                    -----------
                                                                        237,220
                                                                    -----------
INDUSTRIAL MACHINERY - 0.0%
     15,000 Black & Decker Corp.
            4.750%, 11/01/14                                             14,022
    150,000 Caterpillar, Inc.
            6.950%, 05/01/42                                            166,169
     30,000 Deere & Co.
            6.950%, 04/25/14                                             32,526
                                                                    -----------
                                                                        212,717
                                                                    -----------

Portfolio of Investments
MetLife Investment Funds, Inc. / Diversified Bond Fund / September 30, 2007 (Unaudited) (continued)


Principal
Amount                                                                 Value
---------                                                           -----------
INSURANCE - 1.7%
$  670,000 Ace Capital Trust II
           9.700%, 04/01/30                                         $   869,941
           Ace INA Holdings, Inc.
    25,000 5.875%, 06/15/14                                              25,164
    50,000 6.700%, 05/15/36                                              51,485
   100,000 Aegon Funding Corp.
           5.750%, 12/15/20                                              99,124
    50,000 Aegon NV
           4.750%, 06/01/13                                              47,878
   910,000 Allied World Assurance Holdings Ltd.
           7.500%, 08/01/16                                             954,059
           Allstate Corp.
    50,000 5.000%, 08/15/14                                              48,403
    75,000 5.350%, 06/01/33                                              66,243
    35,000 American International Group, Inc.
           6.250%, 05/01/36                                              35,513
    50,000 American Re Corp.
           7.450%, 12/15/26                                              54,939
    20,000 Arch Capital Group Ltd.
           7.350%, 05/01/34                                              21,634
 1,165,000 Axa 8.600%, 12/15/30                                       1,386,521
           Berkshire Hathaway Finance Corp.
    50,000 3.375%, 10/15/08                                              49,177
    75,000 5.100%, 07/15/14                                              73,407
    40,000 Chubb Corp.
           6.000%, 05/11/37                                              38,190
    50,000 Cigna Corp.
           6.150%, 11/15/36                                              47,278
    30,000 Cincinnati Financial Corp.
           6.125%, 11/01/34                                              28,717
    50,000 Commerce Group, Inc.
           5.950%, 12/09/13                                              49,639
    25,000 Endurance Specialty Holdings Ltd.
           7.000%, 07/15/34                                              23,188
    15,000 Everest Reinsurance Holdings, Inc.
           5.400%, 10/15/14                                              14,713
           Genworth Financial, Inc.
    20,000 5.750%, 06/15/14                                              20,039
    10,000 6.500%, 06/15/34                                               9,968
    15,000 Hartford Financial Services Group, Inc.
           4.625%, 07/15/13                                              14,301
   100,000 ING Groep NV
           5.775%, 12/29/49                                              94,484
   380,000 Liberty Mutual Group, Inc.
           7.500%, 08/15/36 (b)                                         389,511
   790,000 Liberty Mutual Insurance Co.
           7.697%, 10/15/97 (b)                                         765,807
    50,000 Lincoln National Corp.
           6.150%, 04/07/36                                              49,142
    25,000 Loews Corp.
           5.250%, 03/15/16                                              24,042
    50,000 Marsh & McLennan Cos., Inc.
           5.375%, 07/15/14                                              48,249
    25,000 MBIA, Inc.
           5.700%, 12/01/34                                              20,270
   100,000 Mony Group, Inc.
           8.350%, 03/15/10                                             107,690
           Principal Life Income Funding Trust
    15,000 3.200%, 04/01/09                                              14,653
   100,000 5.125%, 03/01/11                                             102,195
    25,000 Progressive Corp.
           6.250%, 12/01/32                                              24,258
           Protective Life Secured Trust
    15,000 4.000%, 04/01/11                                              14,486
   100,000 4.850%, 08/16/10                                              99,635
           Prudential Financial, Inc.
    25,000 4.500%, 07/15/13                                              23,794
   120,000 5.100%, 12/14/11 - 09/20/14                                  117,849
    50,000 5.400%, 06/13/35                                              43,664
   100,000 5.500%, 03/15/16                                              97,734
    10,000 5.750%, 07/15/33                                               9,207
    20,000 Radian Group, Inc.
           5.625%, 02/15/13                                              17,003
    60,000 Safeco Corp.
           4.875%, 02/01/10                                              60,137
           St. Paul Travelers Cos., Inc.
   100,000 5.500%, 12/01/15                                              97,668
 3,120,000 6.250%, 03/15/37                                           3,016,588
    50,000 8.125%, 04/15/10                                              53,683
   300,000 Symetra Financial Corp.
           6.125%, 04/01/16 (b)                                         299,900
   100,000 Transatlantic Holdings, Inc.
           5.750%, 12/14/15                                             100,249
           Travelers Cos, Inc.
    50,000 5.375%, 06/15/12                                              50,504
    50,000 5.750%, 12/15/17                                              49,546
    20,000 6.250%, 06/15/37                                              19,292
           Unitrin, Inc.
   640,000 4.875%, 11/01/10                                             633,903
    50,000 6.000%, 05/15/17                                              48,618
 1,150,000 W.R. Berkley Corp.
           5.875%, 02/15/13                                           1,172,587
   530,000 Willis North America, Inc.
           6.200%, 03/28/17                                             525,879
           XL Capital Europe PLC
    50,000 5.250%, 09/15/14                                              47,875
    50,000 6.375%, 11/15/24                                              47,817
   100,000 6.500%, 01/15/12                                             103,710
                                                                    -----------
                                                                     12,421,150
                                                                    -----------
INTERNET SERVICES & APPLICATIONS - 0.0%
    20,000 InterActiveCorp
           7.000%, 01/15/13                                              20,605
                                                                    -----------
MANUFACTURING - 0.6%
    50,000 3m Co.
           5.700%, 03/15/37                                              48,882
    50,000 Dover Corp.
           4.875%, 10/15/15                                              47,431
   810,000 Eastman Kodak Co.
           7.250%, 11/15/13                                             803,925
           Honeywell International, Inc.
    50,000 5.400%, 03/15/16                                              49,498
    50,000 5.700%, 03/15/36                                              47,184
   100,000 7.500%, 03/01/10                                             105,990
    25,000 Textron, Inc.
           4.500%, 08/01/10                                              24,944
           Tyco International Group SA
   230,000 6.000%, 11/15/13                                             232,167
    50,000 6.125%, 11/01/08 - 01/15/09                                   50,599
 1,410,000 6.375%, 10/15/11                                           1,442,809
    70,000 6.750%, 02/15/11                                              73,787
 1,400,000 6.875%, 01/15/29                                           1,405,253
   370,000 7.000%, 06/15/28                                             402,385
                                                                    -----------
                                                                      4,734,854
                                                                    -----------

Portfolio of Investments
MetLife Investment Funds, Inc. / Diversified Bond Fund / September 30, 2007 (Unaudited) (continued)


Principal
Amount                                                                 Value
---------                                                           -----------
METALS & MINING - 0.3%
           Alcan, Inc.
$   40,000 4.500%, 05/15/13                                         $    38,085
    25,000 4.875%, 09/15/12                                              24,617
    50,000 5.750%, 06/01/35                                              45,866
           Alcoa, Inc.
    25,000 5.550%, 02/01/17                                              24,151
    25,000 5.900%, 02/01/27                                              23,438
    25,000 5.950%, 02/01/37                                              23,706
   100,000 7.375%, 08/01/10                                             106,111
    25,000 Barrick Gold Finance Co.
           4.875%, 11/15/14                                              23,963
   100,000 BHP Billiton Finance USA Ltd.
           5.250%, 12/15/15                                              97,263
   130,000 Codelco, Inc.
           4.750%, 10/15/14 (b)                                         124,242
           Falconbridge Ltd.
    20,000 5.375%, 06/01/15                                              19,432
    20,000 7.350%, 06/05/12                                              22,095
           Inco Ltd.
   290,000 7.200%, 09/15/32                                             301,686
    10,000 7.750%, 05/15/12                                              10,922
    50,000 Noranda, Inc.
           5.500%, 06/15/17                                              48,573
    30,000 Nucor Corp.
           4.875%, 10/01/12                                              29,177
    50,000 Reliance Steel & Aluminum Co.
           6.200%, 11/15/16                                              49,449
           Vale Overseas Ltd.
   100,000 6.250%, 01/11/16                                             100,700
 1,100,000 6.875%, 11/21/36                                           1,133,294
    15,000 WMC Financial USA Ltd.
           5.125%, 05/15/13                                              14,781
                                                                    -----------
                                                                      2,261,551
                                                                    -----------
MULTIMEDIA - 1.7%
 1,020,000 AMFM, Inc.
           8.000%, 11/01/08                                           1,036,548
           AOL Time Warner, Inc.
   690,000 7.625%, 04/15/31                                             750,503
   685,000 7.700%, 05/01/32                                             752,140
   724,000 AT&T Broadband
           8.375%, 03/15/13                                             811,487
           CBS Corp.
   430,000 7.700%, 07/30/10                                             456,479
   445,000 7.875%, 07/30/30 #                                           481,502
           Clear Channel Communications, Inc.
   190,000 4.250%, 05/15/09                                             181,105
   410,000 6.250%, 03/15/11                                             375,837
   150,000 7.650%, 09/15/10                                             148,642
           Comcast Corp.
   100,000 4.950%, 06/15/16                                              92,641
    50,000 5.875%, 02/15/18                                              49,182
   100,000 5.900%, 03/15/16                                              99,478
   670,000 6.500%, 11/15/35                                             661,589
   100,000 7.050%, 03/15/33                                             105,405
           Cox Communications, Inc.
   100,000 4.625%, 01/15/10                                              98,816
    20,000 7.125%, 10/01/12                                              21,196
   510,000 7.750%, 11/01/10                                             543,498
    10,000 Gannett Co., Inc.
           6.375%, 04/01/12                                              10,276
           Liberty Media Corp.
    40,000 3.750%, 02/15/30 (c)                                          23,200
   710,000 7.750%, 07/15/09                                             724,444
   540,000 7.875%, 07/15/09                                             555,760
    25,000 News America Holdings
           8.000%, 10/17/16                                              28,477
           News America, Inc.
    50,000 5.300%, 12/15/14                                              48,643
    40,000 6.200%, 12/15/34                                              37,660
   150,000 6.400%, 12/15/35                                             144,864
   270,000 7.280%, 06/30/28                                             284,056
   800,000 Tele-Communications-TCI Group
           7.875%, 08/01/13                                             875,521
   100,000 Thomson Corp.
           5.500%, 08/15/35                                              88,501
           Time Warner Cable, Inc.
   100,000 5.850%, 05/01/17 (b)                                          97,221
   485,000 6.550%, 05/01/37 (b)                                         475,776
   390,000 Time Warner Entertainment Co. LP
           8.375%, 03/15/23-07/15/33                                    451,662
           Time Warner, Inc.
    80,000 6.875%, 05/01/12                                              83,942
   100,000 9.125%, 01/15/13                                             114,642
   150,000 9.150%, 02/01/23                                             182,920
   660,000 Turner Broadcasting System, Inc.
           8.375%, 07/01/13                                             738,212
           Viacom, Inc.
    25,000 5.625%, 08/15/12                                              24,888
    50,000 5.750%, 04/30/11                                              50,484
   850,000 6.250%, 04/30/16                                             852,238
    50,000 6.875%, 04/30/36                                              49,792
           Walt Disney Co.
    75,000 6.375%, 03/01/12                                              78,520
    15,000 7.000%, 03/01/32                                              16,825
                                                                    -----------
                                                                     12,704,572
                                                                    -----------
OIL & GAS - 1.8%
    30,000 Alberta Energy Co. Ltd.
           7.375%, 11/01/31                                              32,984
           Amerada Hess Corp.
    50,000 6.650%, 08/15/11                                              52,272
   100,000 7.300%, 08/15/31                                             109,622
   230,000 Anadarko Finance Co.
           7.500%, 05/01/31                                             250,482
           Anadarko Petroleum Corp.
   100,000 5.950%, 09/15/16                                              99,041
   740,000 6.094%, 09/15/09 (a)                                         735,725
 1,480,000 6.450%, 09/15/36                                           1,457,059
           Apache Corp.
    50,000 5.250%, 04/15/13                                              49,721
    20,000 5.625%, 01/15/17                                              19,707
    50,000 6.000%, 01/15/37                                              48,130
    25,000 6.250%, 04/15/12                                              26,027
    25,000 Apache Finance Canada Corp.
           7.750%, 12/15/29                                              28,837
    50,000 Boardwalk Pipelines LP
           5.875%, 11/15/16                                              49,287
           Buckeye Partners
    25,000 4.625%, 07/15/13                                              23,502
    15,000 5.300%, 10/15/14                                              14,429
   100,000 Burlington Resources Finance Co.
           7.400%, 12/01/31                                             114,502
           Canadian Natural Resources, Ltd.
    25,000 4.900%, 12/01/14                                              23,823
    50,000 5.850%, 02/01/35                                              46,418
           Conoco Funding Co.
   190,000 6.350%, 10/15/11                                             198,064
    65,000 7.250%, 10/15/31                                              73,292

Portfolio of Investments
MetLife Investment Funds, Inc. / Diversified Bond Fund / September 30, 2007 (Unaudited) (continued)


Principal
Amount                                                                 Value
---------                                                           -----------
$  400,000 Conoco, Inc.
           6.950%, 04/15/29                                         $   439,932
    50,000 Devon Energy Corp.
           7.950%, 04/15/32                                              59,596
    25,000 Diamond Offshore Drilling, Inc.
           5.150%, 09/01/14                                              23,998
           Duke Capital Corp.
   100,000 6.250%, 02/15/13                                             102,208
    50,000 6.750%, 02/15/32                                              48,670
    50,000 Duke Energy Field Services LLC
           7.875%, 08/16/10                                              53,329
    60,000 El Paso Corp.
           5.900%, 04/01/17 (b)                                          58,392
   220,000 El Paso Natural Gas
           8.375%, 06/15/32 (f)                                         258,540
    50,000 Enbridge, Inc.
           5.600%, 04/01/17                                              48,361
           EnCana Corp.
    20,000 4.600%, 08/15/09                                              19,870
    50,000 4.750%, 10/15/13                                              47,580
    30,000 6.500%, 08/15/34                                              30,699
           Energy Transfer Partners LP
    35,000 6.125%, 02/15/17                                              33,778
    30,000 6.625%, 10/15/36                                              28,292
   100,000 Enterprise Products Operating LP
           6.375%, 02/01/13                                             102,513
   900,000 Gaz Capital for Gazprom
           6.212%, 11/22/16 (b)                                         892,080
    50,000 Halliburton Co.
           5.500%, 10/15/10                                              50,581
    70,000 Kerr-McGee Corp.
           6.950%, 07/01/24                                              72,523
           Kinder Morgan Energy Partners
   240,000 5.000%, 12/15/13                                             229,000
    25,000 5.125%, 11/15/14                                              23,777
    75,000 5.800%, 03/15/35                                              66,232
    80,000 6.000%, 02/01/17                                              79,094
    85,000 6.750%, 03/15/11                                              88,482
   280,000 7.125%, 03/15/12                                             295,252
    10,000 Marathon Oil Corp.
           6.125%, 03/15/12                                              10,255
    25,000 Murphy Oil Corp.
           6.375%, 05/01/12                                              26,037
    10,000 Nabors Industries, Inc.
           5.375%, 08/15/12                                               9,909
    25,000 National Fuel Gas Co.
           5.250%, 03/01/13                                              25,106
           Nexen, Inc.
    50,000 5.050%, 11/20/13                                              48,387
    50,000 5.875%, 03/10/35                                              45,795
    50,000 6.400%, 05/15/37                                              48,588
   100,000 Occidental Petroleum Corp.
           6.750%, 01/15/12                                             105,881
   150,000 ONEOK Partners LP
           6.150%, 10/01/16                                             150,729
    50,000 PC Financial Partnership
           5.000%, 11/15/14                                              47,669
           Pemex Project Funding Master Trust
   100,000 5.750%, 12/15/15                                             100,061
 1,080,000 6.625%, 06/15/35 #                                         1,112,914
   100,000 7.375%, 12/15/14                                             109,959
   100,000 8.625%, 02/01/22 (f)                                         123,344
           Petro-Canada
    25,000 4.000%, 07/15/13                                              23,012
    50,000 5.350%, 07/15/33                                              43,646
   600,000 Petrobras Iinternational Finance Co.
           6.125%, 10/06/16                                             604,615
   390,000 Petrozuata Finance, Inc.
           8.220%, 04/01/17 (b)                                         389,025
    50,000 Plains All American Pipeline LP
           6.650%, 01/15/37                                              49,738
    25,000 Plains All American Pipeline LP/PAA Finance Corp.
           5.625%, 12/15/13 (f)                                          24,630
           Praxair, Inc.
    25,000 3.950%, 06/01/13                                              23,253
    50,000 5.375%, 11/01/16                                              49,066
    40,000 6.375%, 04/01/12                                              42,025
    60,000 Sonat, Inc.
           7.625%, 07/15/11                                              62,095
    60,000 Southern Natural Gas Co.
           8.000%, 03/01/32                                              67,826
    25,000 Suncor Energy, Inc.
           7.150%, 02/01/32                                              27,597
           Talisman Energy, Inc.
   100,000 5.850%, 02/01/37                                              89,162
    50,000 6.250%, 02/01/38                                              47,103
    10,000 Tennessee Gas Pipeline Co.
           8.375%, 06/15/32                                              11,752
    25,000 Texas Gas Transmission LLC
           4.600%, 06/01/15                                              23,205
           TNK - BP Finance SA
   190,000 6.625%, 03/20/17 (b)                                         176,947
   570,000 7.500%, 07/18/16 - 07/18/16 (b)                              566,270
           Trans-Canada Pipelines Ltd.
   150,000 4.875%, 01/15/15                                             142,360
    20,000 5.600%, 03/31/34                                              18,478
           Valero Energy Corp.
   100,000 6.875%, 04/15/12                                             105,374
    85,000 7.500%, 04/15/32                                              93,240
   100,000 Weatherford International, Inc.
           4.950%, 10/15/13                                              95,699
   100,000 Weatherford International, Ltd.
           5.500%, 02/15/16                                              96,549
   866,000 Williams Cos., Inc.
           7.750%, 06/15/31                                             910,382
           XTO Energy, Inc.
    25,000 5.000%, 01/31/15                                              23,658
   100,000 5.650%, 04/01/16                                              97,761
   715,000 7.500%, 04/15/12                                             772,562
                                                                    -----------
                                                                     13,247,367
                                                                    -----------
PHARMACEUTICALS - 0.4%
           Abbott Laboratories
    10,000 3.500%, 02/17/09                                               9,814
   100,000 3.750%, 03/15/11                                              96,386
   100,000 5.875%, 05/15/16                                             100,900
           AmerisourceBergen Corp.
   555,000 5.625%, 09/15/12                                             550,454
   385,000 5.875%, 09/15/15                                             376,540
   100,000 Bristol-Myers Squibb Co.
           5.875%, 11/15/36                                              95,377
           Cardinal Health, Inc.
    10,000 4.000%, 06/15/15                                               8,815
   780,000 5.850%, 12/15/17                                             769,338
    50,000 6.750%, 02/15/11                                              52,154
    20,000 GlaxoSmithKline Capital, Inc.
           5.375%, 04/15/34                                              18,129
           Hospira, Inc.
    10,000 4.950%, 06/15/09                                               9,997
    10,000 5.900%, 06/15/14                                              10,004

Portfolio of Investments
MetLife Investment Funds, Inc. / Diversified Bond Fund / September 30, 2007 (Unaudited) (continued)


Principal
Amount                                                                 Value
---------                                                           -----------
           Merck & Co., Inc.
$   50,000 4.750%, 03/01/15                                         $    47,653
   100,000 5.750%, 11/15/36                                              94,397
    25,000 Pfizer, Inc.
           4.500%, 02/15/14                                              24,023
           Schering-Plough Corp.
    40,000 5.550%, 12/01/13 (e)                                          39,732
   130,000 6.750%, 12/01/33 (e)                                         136,784
   100,000 Teva Pharmaceutical Finance LLC
           5.550%, 02/01/16                                              97,145
           Wyeth
   150,000 5.500%, 03/15/13 - 02/01/14 (e)                              149,338
   500,000 5.950%, 04/01/37                                             482,511
   100,000 6.000%, 02/15/36                                              96,176
                                                                    -----------
                                                                      3,265,667
                                                                    -----------
REAL ESTATE - 1.4%
    50,000 AvalonBay Communities, Inc. REIT
           6.125%, 11/01/12                                              51,324
    50,000 Boston Properties, Inc. REIT
           6.250%, 01/15/13                                              50,779
           Brandywine Operating Partnership LP REIT
    15,000 4.500%, 11/01/09                                              14,709
    15,000 5.400%, 11/01/14                                              14,341
   225,000 5.700%, 05/01/17                                             210,330
   680,000 5.750%, 04/01/12                                             674,946
           Brookfield Asset Management, Inc. Class A
    50,000 7.125%, 06/15/12                                              53,603
   100,000 7.375%, 03/01/33                                             110,297
    50,000 Camden Property Trust REIT
           5.700%, 05/15/17                                              47,066
 1,090,000 Colonial Realty LP
           6.050%, 09/01/16                                           1,052,657
           Developers Diversified Realty Corp. REIT
   770,000 5.000%, 05/03/10                                             769,896
   520,000 5.375%, 10/15/12                                             506,524
    25,000 Duke Realty LP
           5.400%, 08/15/14                                              24,094
           ERP Operating LP
    25,000 4.750%, 06/15/09                                              24,832
    50,000 5.250%, 09/15/14                                              47,701
           Health Care Property Investors, Inc. REIT
   470,000 5.650%, 12/15/13                                             454,000
   100,000 6.000%, 01/30/17                                              95,501
 1,040,000 6.300%, 09/15/16                                           1,020,582
    20,000 Health Care, Inc. REIT
           6.000%, 11/15/13                                              19,860
    15,000 Healthcare Realty Trust, Inc. REIT
           5.125%, 04/01/14                                              14,399
    50,000 Hospitality Properties Trust REIT
           5.625%, 03/15/17                                              46,337
    20,000 HRPT Properties Trust REIT
           6.250%, 08/15/16                                              19,328
           iStar Financial, Inc. REIT
    20,000 4.875%, 01/15/09                                              19,565
    50,000 5.650%, 09/15/11                                              47,524
    50,000 5.875%, 03/15/16                                              44,749
    20,000 6.000%, 12/15/10                                              19,443
   950,000 Kimco Realty Corp. REIT
           5.584%, 11/23/15                                             921,557
   960,000 Liberty Property-LP REIT
           8.500%, 08/01/10                                           1,026,176
           ProLogis REIT
   100,000 5.250%, 11/15/10                                              99,654
    30,000 5.500%, 03/01/13                                              29,486
   100,000 5.625%, 11/15/15                                              95,841
           Realty Income Corp. REIT
    50,000 5.950%, 09/15/16                                              48,715
   685,000 6.750%, 08/15/19                                             686,095
           Regency Centers LP REIT
   850,000 5.250%, 08/01/15                                             803,983
    10,000 6.750%, 01/15/12                                              10,376
           Simon Property Group LP REIT
    75,000 4.875%, 03/18/10 - 08/15/10                                   74,184
   100,000 5.000%, 03/01/12                                              97,033
    50,000 5.100%, 06/15/15                                              46,990
    75,000 5.250%, 12/01/16                                              70,170
   790,000 United Dominion Realty Trust, Inc. REIT
           6.050%, 06/01/13                                             797,223
   100,000 Vornado Realty L.P. REIT
           5.600%, 02/15/11                                              99,906
    20,000 Weingarten Realty Investments REIT
           4.857%, 01/15/14                                              18,953
                                                                    -----------
                                                                     10,380,729
                                                                    -----------
RETAIL - 0.8%
           AutoZone, Inc.
    50,000 5.500%, 11/15/15                                              48,690
    20,000 5.875%, 10/15/12                                              20,350
    50,000 Costco Wholesale Corp.
           5.300%, 03/15/12                                              50,155
           CVS Caremark Corp.
   700,000 5.750%, 06/01/17                                             683,236
    50,000 6.250%, 06/01/27                                              48,456
           CVS Corp.
    40,000 4.000%, 09/15/09                                              39,184
 1,701,693 6.036%, 12/10/28 (b)                                       1,652,906
    85,000 Federated Department Stores
           6.625%, 04/01/11                                              87,616
    55,000 Federated Retail Holdings, Inc.
           5.350%, 03/15/12                                              53,934
           Home Depot, Inc.
    80,000 3.750%, 09/15/09                                              77,642
    50,000 5.200%, 03/01/11                                              49,489
   100,000 5.250%, 12/16/13                                              95,995
   100,000 5.875%, 12/16/36                                              85,416
           JC Penney Corp., Inc.
    50,000 7.400%, 04/01/37                                              52,740
    50,000 7.950%, 04/01/17                                              55,488
           Limited Brands, Inc.
    25,000 5.250%, 11/01/14                                              23,022
    25,000 6.125%, 12/01/12                                              25,169
           Lowe's Cos., Inc.
   100,000 5.500%, 10/15/35                                              86,484
    50,000 8.250%, 06/01/10                                              54,018
 1,030,000 Macys Retail Holdings, Inc.
           5.875%, 01/15/13                                           1,025,867
           May Department Stores Co.
    50,000 4.800%, 07/15/09                                              49,673
    50,000 5.750%, 07/15/14                                              48,363
    20,000 McDonald's Corp.
           5.750%, 03/01/12                                              20,379
           Target Corp.
    30,000 5.400%, 10/01/08                                              29,982
    50,000 7.000%, 07/15/31                                              53,088
           Wal-Mart Stores, Inc.
    50,000 4.000%, 01/15/10                                              49,110
   100,000 4.550%, 05/01/13                                              96,375
   150,000 5.250%, 09/01/35                                             131,547
   720,000 5.800%, 02/15/18                                             724,982
                                                                    -----------
                                                                      5,519,356
                                                                    -----------

Portfolio of Investments
MetLife Investment Funds, Inc. / Diversified Bond Fund / September 30, 2007 (Unaudited) (continued)


Principal
Amount                                                                 Value
---------                                                           -----------
SAVINGS & LOAN - 0.4%
$   50,000 AmSouth Bank NA
           4.850%, 04/01/13                                         $    48,451
    50,000 Charter One Bank FSB
           6.375%, 05/15/12                                              51,519
           Washington Mutual Bank
 1,690,000 5.500%, 01/15/13                                           1,628,755
   250,000 6.875%, 06/15/11                                             258,235
           Washington Mutual, Inc.
    50,000 4.000%, 01/15/09                                              49,109
   640,000 5.250%, 09/15/17 #                                           587,302
    10,000 World Savings Bank FSB
           4.500%, 06/15/09                                               9,988
                                                                    -----------
                                                                      2,633,359
                                                                    -----------
SOFTWARE - 0.0%
    50,000 Broadridge Financial Solutions, Inc.
           6.125%, 06/01/17                                              47,450
    50,000 Dun & Bradstreet Corp. 5.500%, 03/15/11                       50,576
   200,000 Oracle Corp. 5.000%, 01/15/11                                199,555
                                                                    -----------
                                                                        297,581
                                                                    -----------
SOVEREIGN - 0.0%
   200,000 Svensk Exportkredit AB
           4.875%, 01/19/10                                             202,048
                                                                    -----------
TELECOMMUNICATIONS - 1.5%
           America Movil SA de CV
    10,000 4.125%, 03/01/09                                               9,860
   100,000 5.500%, 03/01/14                                              98,570
    50,000 6.375%, 03/01/35                                              49,088
           AT&T Wireless Services, Inc.
   890,000 7.875%, 03/01/11                                             962,989
   450,000 8.750%, 03/01/31                                             569,722
           BellSouth Corp.
    50,000 4.200%, 09/15/09                                              49,237
   100,000 4.750%, 11/15/12                                              97,265
    50,000 5.200%, 09/15/14                                              48,667
    50,000 6.000%, 11/15/34                                              48,133
    25,000 6.550%, 06/15/34                                              25,513
   150,000 British Telecommunications PLC
           9.125%, 12/15/30 (e)                                         198,630
           CenturyTel, Inc.
    20,000 6.000%, 04/01/17                                              19,816
    40,000 7.875%, 08/15/12 (f)                                          43,885
    30,000 Cingular Wireless LLC
           6.500%, 12/15/11                                              31,317
           Cisco Systems, Inc.
   150,000 5.250%, 02/22/11                                             151,395
   100,000 5.500%, 02/22/16                                              99,331
           Deutsche Telekom International Finance BV
   150,000 5.250%, 07/22/13                                             146,843
   460,000 5.750%, 03/23/16 #                                           454,567
           Embarq Corp.
    50,000 6.738%, 06/01/13                                              51,987
    75,000 7.082%, 06/01/16                                              77,752
    50,000 7.995%, 06/01/36                                              53,275
   300,000 France Telecom SA
           7.750%, 03/01/11                                             322,477
           GTE Corp.
   100,000 6.940%, 04/15/28                                             103,928
    48,000 7.510%, 04/01/09                                              49,568
   100,000 GTE North, Inc.
           5.650%, 11/15/08                                             100,357
    50,000 Harris Corp.
           5.000%, 10/01/15                                              46,322
    50,000 Motorola, Inc.
           6.500%, 11/15/28                                              48,175
           Nextel Communications, Inc.
   125,000 6.875%, 10/31/13                                             125,500
   250,000 7.375%, 08/01/15                                             254,076
    50,000 Pacific Bell
           7.125%, 03/15/26                                              53,676
   630,000 Royal KPN NV
           8.000%, 10/01/10                                             677,647
           SBC Communications, Inc.
   150,000 4.125%, 09/15/09                                             147,559
   150,000 5.100%, 09/15/14                                             145,148
    50,000 5.625%, 06/15/16                                              49,575
    50,000 6.450%, 06/15/34                                              50,711
           Sprint Capital Corp.
   100,000 6.875%, 11/15/28                                              96,510
    20,000 6.900%, 05/01/19                                              20,079
   300,000 7.625%, 01/30/11                                             318,098
   420,000 8.375%, 03/15/12                                             462,435
   170,000 8.750%, 03/15/32                                             194,946
           Telecom Italia Capital SA
    50,000 4.000%, 01/15/10                                              48,681
   170,000 4.950%, 09/30/14                                             160,678
   435,000 5.250%, 11/15/13 - 10/01/15                                  418,991
   390,000 6.000%, 09/30/34 #                                           362,627
 1,020,000 6.200%, 07/18/11                                           1,045,190
    50,000 6.375%, 11/15/33                                              48,254
   250,000 Telefonica Emisones SAU
           6.421%, 06/20/16                                             256,539
   200,000 Telefonica Europe BV
           7.750%, 09/15/10                                             213,560
           Telefonos de Mexico SA
    50,000 4.750%, 01/27/10                                              49,429
   100,000 5.500%, 01/27/15                                              97,937
   100,000 Telus Corp.
           8.000%, 06/01/11                                             108,222
   100,000 Verizon Florida, Inc.
           6.125%, 01/15/13                                             103,437
           Verizon Global Funding Corp.
    55,000 6.875%, 06/15/12 #                                            58,634
   200,000 7.250%, 12/01/10                                             212,460
   830,000 7.750%, 12/01/30 #                                           960,050
   100,000 Verizon Maryland, Inc.
           6.125%, 03/01/12                                             102,739
    30,000 Verizon New England, Inc.
           6.500%, 09/15/11                                              31,087
           Vodafone Group PLC
   200,000 7.750%, 02/15/10                                             211,164
   100,000 7.875%, 02/15/30                                             114,682
                                                                    -----------
                                                                     11,158,990
                                                                    -----------
TRANSPORTATION - 0.3%
           Burlington Northern Santa Fe Corp.
    50,000 4.875%, 01/15/15                                              47,471
    30,000 5.650%, 05/01/17                                              29,391
    35,000 6.150%, 05/01/37                                              33,797
   175,000 7.125%, 12/15/10                                             184,946
    25,000 Canadian National Railway Co.
           4.250%, 08/01/09                                              24,782
           CSX Corp.
    50,000 5.600%, 05/01/17                                              47,924
    50,000 6.000%, 10/01/36                                              46,817

Portfolio of Investments
MetLife Investment Funds, Inc. / Diversified Bond Fund / September 30, 2007 (Unaudited) (continued)


Principal
Amount                                                                 Value
---------                                                            ----------
$   55,000 6.150%, 05/01/37                                          $   52,550
   100,000 7.950%, 05/01/27                                             114,830
   890,000 DP World, Ltd.
           6.850%, 07/02/37 (b)                                         883,970
           FedEx Corp.
    25,000 3.500%, 04/01/09                                              24,379
    40,000 5.500%, 08/15/09                                              40,447
    35,000 Kowloon Canton Railway Corp.
           8.000%, 03/15/10                                              37,417
    50,000 MTR Corp.
           7.500%, 02/04/09                                              51,422
   200,000 Norfolk Southern Corp.
           7.250%, 02/15/31                                             217,780
           Union Pacific Corp.
    20,000 5.375%, 05/01/14                                              19,601
    30,000 6.150%, 05/01/37                                              28,931
    10,000 6.500%, 04/15/12                                              10,366
                                                                     ----------
                                                                      1,896,821
                                                                     ----------
UTILITIES- ELECTRIC - 2.0%
   965,000 Abu Dhabi National Energy Co.
           6.500%, 10/27/36 (b)                                         955,242
   815,000 AmerenUE
           6.400%, 06/15/17                                             839,888
           Appalachian Power Co.
   100,000 5.000%, 06/01/17                                              92,539
    50,000 5.800%, 10/01/35                                              45,885
           Arizona Public Service
    25,000 5.800%, 06/30/14                                              24,752
    50,000 6.500%, 03/01/12                                              51,799
           Baltimore Gas & Electric Co.
    25,000 5.900%, 10/01/16                                              24,608
    50,000 6.350%, 10/01/36                                              49,425
    50,000 Centerpoint Energy Houston
           5.750%, 01/15/14                                              49,972
    20,000 Cincinnati Gas & Electric
           5.700%, 09/15/12                                              20,242
    25,000 Cleveland Electric Illumniating Co.
           5.700%, 04/01/17                                              24,324
    50,000 Commonwealth Edison Co.
           5.400%, 12/15/11                                              49,964
    50,000 Consolidated Edison Co. of New York
           4.700%, 06/15/09                                              49,787
    15,000 Constellation Energy Group, Inc.
           7.600%, 04/01/32                                              16,735
           Consumers Energy Co.
    20,000 4.000%, 05/15/10                                              19,425
    50,000 5.150%, 02/15/17                                              47,227
    25,000 5.375%, 04/15/13                                              24,715
    25,000 5.500%, 08/15/16                                              24,351
    20,000 Dayton Power & Light Co.
           5.125%, 10/01/13 (f)                                          19,543
           Dominion Resources, Inc.
   130,000 4.125%, 02/15/08                                             129,292
    50,000 4.750%, 12/15/10                                              49,286
   220,000 5.125%, 12/15/09                                             219,373
    65,000 5.250%, 08/01/33                                              62,854
    50,000 5.600%, 11/15/16                                              48,509
   230,000 5.700%, 09/17/12                                             230,808
   100,000 Duke Energy Corp.
           5.300%, 10/01/15                                              97,905
    50,000 Eksportfinans A
           5.000%, 02/14/12                                              50,569
    50,000 Empresa Nacional de Electricidad SA
           8.500%, 04/01/09                                              52,233
   835,000 Enel Finance International SA
           6.800%, 09/15/37 (b)                                         850,262
    30,000 Energy East Corp.
           6.750%, 06/15/12                                              31,510
           Exelon Corp.
    50,000 4.450%, 06/15/10                                              48,894
   305,000 5.625%, 06/15/35                                             273,110
   200,000 Exelon Generation Co. LLC
           6.950%, 06/15/11                                             209,452
           FirstEnergy Corp.
   100,000 6.450%, 11/15/11                                             103,387
   860,000 7.375%, 11/15/31                                             941,124
           Florida Power & Light Co.
    75,000 4.950%, 06/01/35                                              63,820
   100,000 5.400%, 09/01/35                                              90,812
           Florida Power Corp.
    50,000 4.500%, 06/01/10                                              49,396
    50,000 4.800%, 03/01/13                                              48,290
   100,000 Hydro-Quebec
           8.050%, 07/07/24                                             126,553
    20,000 Jersey Central Power & Light
           5.625%, 05/01/16                                              19,595
    15,000 Metropolitan Edison Co.
           4.875%, 04/01/14                                              14,197
           MidAmerican Energy Co.
    15,000 4.650%, 10/01/14                                              14,160
   100,000 5.125%, 01/15/13                                              98,440
    50,000 5.800%, 10/15/36                                              47,205
    50,000 6.750%, 12/30/31                                              53,042
           MidAmerican Energy Holdings Co.
    50,000 5.000%, 02/15/14                                              48,204
    75,000 5.950%, 05/15/37                                              70,840
    50,000 6.125%, 04/01/36                                              48,539
 1,050,000 Niagara Mohawk Power Corp.
           7.750%, 10/01/08                                           1,070,928
    50,000 Nisource Finance Corp.
           5.400%, 07/15/14                                              48,597
   100,000 Northern States Power Corp.
           5.250%, 07/15/35                                              88,827
   160,000 Oncor Electric Delivery Co.
           7.000%, 09/01/22-05/01/32                                    161,895
   310,000 Pacific Gas & Electric Co.
           5.800%, 03/01/37                                             292,980
           Pacific Gas & Electric Co.
    15,000 3.600%, 03/01/09                                              14,675
    20,000 4.200%, 03/01/11                                              19,341
    25,000 4.800%, 03/01/14                                              23,832
   295,000 6.050%, 03/01/34                                             289,717
    50,000 Pacificorp
           5.250%, 06/15/35                                              43,639
    80,000 PPL Electric Utilities Corp.
           6.250%, 08/15/09                                              81,598
           PPL Energy Supply LLC
    25,000 5.400%, 08/15/14                                              24,124
   100,000 6.400%, 11/01/11                                             103,180
           PSE&G Power LLC
    25,000 3.750%, 04/01/09                                              24,464
    20,000 5.000%, 04/01/14                                              19,010
    25,000 5.500%, 12/01/15                                              24,233
   150,000 7.750%, 04/15/11                                             160,616
   100,000 PSI Energy, Inc.
           5.000%, 09/15/13                                              96,121
           Public Service Co. of Colorado
    50,000 4.375%, 10/01/08                                              49,505
    35,000 7.875%, 10/01/12                                              38,721

Portfolio of Investments
MetLife Investment Funds, Inc. / Diversified Bond Fund / September 30, 2007 (Unaudited) (continued)


Principal
Amount                                                                Value
---------                                                          ------------
           Public Service Electric & Gas Co.
$   50,000 4.000%, 11/01/08                                        $     49,423
    25,000 5.000%, 08/15/14                                              23,907
           Scottish Power PLC
    50,000 4.910%, 03/15/10                                              49,570
    25,000 5.810%, 03/15/25                                              23,999
    50,000 South Carolina Electric & Gas Co.
           5.300%, 05/15/33                                              44,917
           Southern California Edison Co.
    50,000 5.000%, 01/15/16                                              47,777
    50,000 5.625%, 02/01/36                                              46,697
    40,000 6.000%, 01/15/34                                              39,382
    50,000 Southwestern Public Service Co.
           6.000%, 10/01/36                                              47,453
           TXU Corp.
 1,100,000 4.800%, 11/15/09                                           1,109,635
   320,000 5.550%, 11/15/14                                             258,083
    70,000 6.500%, 11/15/24                                              56,105
   835,000 6.550%, 11/15/34 #                                           654,860
 2,190,000 TXU Energy Co. LLC
           7.000%, 03/15/13                                           2,404,927
    15,000 Union Electric Co.
           5.100%, 10/01/19                                              13,643
           Wisconsin Electric Power Co.
    30,000 4.500%, 05/15/13                                              28,595
    25,000 5.700%, 12/01/36                                              23,520
    50,000 Wisconsin Energy Corp.
           6.250%, 05/15/67                                              47,139
                                                                   ------------
                                                                     14,267,719
                                                                   ------------
UTILITIES- GAS - 0.1%
    20,000 AGL Capital Corp.
           6.000%, 10/01/34                                              18,710
    30,000 Atmos Energy Corp.
           5.125%, 01/15/13                                              29,049
   200,000 KeySpan Corp.
           7.625%, 11/15/10                                             213,251
    50,000 Oneok, Inc.
           6.000%, 06/15/35                                              45,976
    50,000 Sempra Energy
           4.750%, 05/15/09                                              49,607
    50,000 Southern California Gas Co.
           4.375%, 01/15/11                                              48,668
    20,000 Southern Union Co.
           7.600%, 02/01/24                                              21,078
                                                                   ------------
                                                                        426,339
                                                                   ------------
UTILITIES- WATER - 0.0%
           United Utilities PLC
    25,000 4.550%, 06/19/18                                              21,931
    50,000 5.375%, 02/01/19                                              46,562
                                                                   ------------
                                                                         68,493
                                                                   ------------
TOTAL U.S. CORPORATE BONDS & NOTES
  (Cost $310,783,833)                                               307,892,112
                                                                   ------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 58.7%
FEDERAL FARM CREDIT BANK - 0.1%
           Federal Farm Credit Bank
   100,000 4.125%, 07/17/09                                              99,501
   200,000 4.250%, 10/10/08                                             199,441
   200,000 4.875%, 02/18/11                                             202,533
   100,000 5.000%, 10/23/09                                             101,176
                                                                   ------------
                                                                        602,651
FEDERAL HOME LOAN BANK SYSTEM - 1.0%
           Federal Home Loan Bank System
 1,000,000 3.625%, 11/14/08                                             990,020
   500,000 3.750%, 08/18/09                                             494,325
   300,000 3.875%, 08/22/08 #                                           297,982
   250,000 4.250%, 11/02/10                                             248,537
   750,000 4.375%, 03/17/10                                             749,600
   500,000 4.500%, 09/16/13                                             493,427
 1,200,000 5.000%, 10/16/09 - 10/13/11                                1,216,185
   100,000 5.050%, 01/26/15                                             101,215
   500,000 5.250%, 06/10/11                                             512,356
   700,000 5.375%, 10/02/08 - 08/15/18                                  705,669
   640,000 5.400%, 01/02/09                                             640,004
   350,000 5.500%, 05/21/09 - 10/19/16                                  350,750
   100,000 5.550%, 10/19/09                                             100,052
    75,000 5.625%, 06/13/16                                              77,256
   500,000 6.000%, 04/25/16                                             503,679
                                                                   ------------
                                                                      7,481,057
                                                                   ------------
FEDERAL HOME LOAN MORTGAGE CORP. - 10.1%
           Federal Home Loan Mortgage Corp.
   714,107 4.000%, 11/01/19 - 02/01/20                                  673,107
   250,000 4.125%, 07/12/10                                             248,039
   250,000 4.375%, 07/17/15                                             241,691
 1,065,563 4.500%, 11/15/11 - 08/01/35                                  996,119
   250,000 4.625%, 12/19/08                                             250,288
 2,570,000 4.650%, 10/10/13 #                                         2,520,139
   750,000 4.875%, 02/17/09 - 11/15/13                                  754,105
24,704,487 5.000%, 06/11/09 - 11/01/35                               23,673,662
   390,000 5.125%, 04/18/11 - 05/13/13 #                                395,873
   100,000 5.200%, 03/05/19                                              98,382
 1,940,000 5.250%, 02/24/11 - 04/18/16 #                              1,973,185
   710,000 5.300%, 05/12/20 #                                           694,486
   850,000 5.375%, 12/27/11 - 01/09/14                                  853,466
 3,211,175 5.407%, 02/01/37 (a)                                       3,235,981
 1,010,000 5.450%, 09/02/11 - 11/21/13                                1,017,127
18,773,670 5.500%, 09/15/11 - 04/01/37                               18,505,006
   100,000 5.550%, 10/04/16                                             101,581
   350,000 5.600%, 09/26/13 - 10/17/13                                  352,859
 1,210,000 5.625%, 03/15/11 - 11/23/35 #                              1,197,275
 1,000,000 5.650%, 05/23/12                                           1,006,822
   846,888 5.688%, 04/01/37 (a)                                         840,423
   500,000 5.750%, 01/23/17                                             503,339
   992,542 5.925%, 04/01/37 (a)                                       1,002,651
 8,912,253 6.000%, 06/15/11 - 09/01/37                                8,997,563
   150,000 6.250%, 07/15/32                                             170,423
 1,956,154 6.500%, 05/01/29                                           1,998,859
   500,000 6.875%, 09/15/10                                             532,944
   583,103 7.000%, 05/01/30 - 12/01/33                                  604,451
   183,400 7.500%, 09/01/29 - 05/01/31                                  191,931
   171,779 8.000%, 07/01/30 - 05/01/31                                  182,024
                                                                   ------------
                                                                     73,813,801
                                                                   ------------
FEDERAL HOME LOAN PC - 0.8%
           Federal Home Loan PC
 2,037,900 4.500%, 12/01/18 - 06/01/19                                1,963,550
   997,126 5.000%, 02/01/19 - 07/01/19                                  979,506
 1,583,143 5.942%, 10/01/36 (a)                                       1,602,489
 1,433,342 6.500%, 08/01/26 - 08/01/26                                1,462,470
                                                                   ------------
                                                                      6,008,015
                                                                   ------------

Portfolio of Investments
MetLife Investment Funds, Inc. / Diversified Bond Fund / September 30, 2007 (Unaudited) (continued)


Principal
Amount                                                                Value
---------                                                          ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 31.9%
            Federal National Mortgage Association
$   100,000 3.125%, 03/16/09                                       $     98,135
    500,000 3.375%, 12/15/08                                            493,483
    722,480 4.000%, 06/01/19 - 10/01/20                                 680,184
    300,000 4.200%, 06/08/09                                            298,987
  4,640,006 4.336%, 06/01/36 (a)                                      4,587,431
 13,264,902 4.500%, 06/01/18 - 10/01/35                              12,542,382
  2,370,000 4.610%, 10/10/13                                          2,321,496
    300,000 4.625%, 10/15/14                                            296,462
  1,922,820 4.780%, 04/01/36 (a)                                      1,907,261
  1,181,287 4.804%, 06/01/35 (a)                                      1,166,049
 54,699,647 5.000%, 04/15/15 - TBA                                   52,690,842
  1,200,000 5.125%, 04/15/11                                          1,225,440
    730,000 5.200%, 11/08/10                                            730,532
    500,000 5.250%, 09/15/16                                            509,731
    500,000 5.400%, 04/02/12                                            502,160
    100,000 5.450%, 10/18/21                                             99,965
    467,285 5.463%, 03/01/37 (a)                                        469,309
 78,803,478 5.500%, 01/23/12 - TBA                                   77,549,940
    223,972 5.522%, 12/01/36 (a)                                        223,405
    618,081 5.538%, 02/01/37 (a)                                        620,456
    242,535 5.540%, 01/01/37 (a)                                        241,932
    100,000 5.625%, 11/15/21                                             99,461
    790,664 5.653%, 07/01/37 (a)                                        793,538
    974,713 5.735%, 03/01/37 (a)                                        984,066
    100,000 5.750%, 02/17/22                                             98,201
    200,000 5.800%, 02/09/26                                            200,042
 43,120,106 6.000%, 10/01/37 - TBA                                   43,435,086
    100,000 6.070%, 05/12/16                                            100,831
    100,000 6.250%, 01/25/21                                            100,051
 23,589,418 6.500%, 05/01/16 - TBA                                   24,087,233
    600,000 6.625%, 09/15/09 - 11/15/30                                 638,502
  2,545,817 7.000%, 01/01/28 - TBA                                    2,643,000
    250,000 7.250%, 05/15/30                                            314,950
    407,700 7.500%, 10/01/15 - 03/01/31                                 425,501
    100,000 7.886%, 03/17/08 (d)                                         97,956
    141,286 8.000%, 07/01/25                                            148,621
     32,593 8.500%, 12/01/26 - 07/01/27                                  35,007
                                                                   ------------
                                                                    233,457,628
                                                                   ------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 5.8%
            Government National Mortgage Association
    562,332 4.500%, 09/15/33 - 10/15/33                                 528,790
 15,235,834 5.000%, 07/15/33 - 05/15/34                              14,763,925
 10,649,406 5.500%, 02/15/33 - 06/15/35                              10,508,737
 14,538,702 6.000%, 02/15/26 - 06/15/37                              14,652,139
  1,509,940 6.500%, 08/15/28 - 10/15/36                               1,546,667
    380,938 7.000%, 01/15/23 - 04/15/29                                 399,499
    261,053 7.500%, 10/15/22 - 09/15/29                                 274,060
     69,640 8.000%, 10/15/29 - 07/15/30                                  74,076
                                                                   ------------
                                                                     42,747,893
                                                                   ------------
TENNESSEE VALLEY AUTHORITY - 0.1%
            Tennessee Valley Authority
    100,000 4.375%, 06/15/15                                             96,231
     25,000 4.650%, 06/15/35                                             22,592
    100,000 6.150%, 01/15/38                                            111,953
     50,000 6.250%, 12/15/17                                             54,612
    125,000 6.750%, 11/01/25                                            146,406
                                                                   ------------
                                                                        431,794
                                                                   ------------
U.S. TREASURY BONDS - 2.5%
            United States Treasury Bonds
         50 2.000%, 01/15/26                                                 48
    175,595 2.375%, 01/15/27 #                                          177,735
    580,000 3.413%, 11/15/21 #,(d)                                      287,174
  2,425,000 4.500%, 02/15/36 #                                        2,299,014
    320,000 4.750%, 02/15/37 #                                          315,575
    750,000 5.250%, 02/15/29                                            786,094
    250,000 5.375%, 02/15/31                                            267,617
    450,000 6.000%, 02/15/26                                            509,625
    200,000 6.125%, 11/15/27                                            231,422
  1,050,000 6.250%, 08/15/23 - 05/15/30                               1,220,242
    400,000 6.500%, 11/15/26                                            479,375
    500,000 7.125%, 02/15/23                                            620,547
  1,300,000 7.250%, 05/15/16 - 08/15/22                               1,577,313
    450,000 7.500%, 11/15/16                                            546,645
    400,000 7.625%, 02/15/25                                            526,906
  2,000,000 8.125%, 08/15/19 - 08/15/21                               2,637,187
  1,700,000 8.750%, 05/15/17 - 08/15/20                               2,297,078
  1,300,000 8.875%, 08/15/17 - 02/15/19                               1,752,047
    500,000 9.125%, 05/15/18                                            684,687
    150,000 10.375%, 11/15/12                                           151,160
    800,000 12.000%, 08/15/13                                           852,938
    400,000 13.250%, 05/15/14                                           456,562
                                                                   ------------
                                                                     18,676,991
                                                                   ------------
U.S. TREASURY INFLATION INDEXED BONDS - 1.2%
            United States Treasury Inflation Indexed Bonds
    170,121 1.875%, 07/15/13 #,(g)                                      167,410
    651,985 2.375%, 01/15/25 #,(g)                                      657,741
    430,000 3.032%, 05/15/30 #,(d) (g)                                  142,884
    246,441 3.375%, 04/15/32 #,(g)                                      301,005
  4,996,936 3.625%, 04/15/28 #,(g)                                    6,086,892
    976,025 3.875%, 01/15/09 - 04/15/29 #,(g)                         1,201,390
                                                                   ------------
                                                                      8,557,322
                                                                   ------------
U.S. TREASURY NOTES - 5.2%
            United States Treasury Notes
    717,503 1.875%, 07/15/15 #                                          698,501
     73,464 2.000%, 01/15/16 #                                           71,811
  1,800,000 2.625%, 03/15/09                                          1,766,110
  1,500,000 3.125%, 04/15/09                                          1,481,601
  1,500,000 3.250%, 01/15/09                                          1,486,992
  1,000,000 3.375%, 12/15/08                                            992,734
  2,300,000 3.500%, 08/15/09 - 02/15/10                               2,277,125
  1,600,000 3.625%, 07/15/09 - 06/15/10 #                             1,589,313
  2,000,000 3.875%, 07/15/10 - 02/15/13                               1,980,468
  3,350,000 4.000%, 04/15/10 - 02/15/14                               3,328,414
  1,950,000 4.125%, 08/15/10 - 05/15/15                               1,933,242
  2,100,000 4.250%, 08/15/13 - 11/15/14                               2,086,266
    978,000 4.375%, 11/15/08 - 08/15/12                                 986,195
  6,050,000 4.500%, 02/15/09 - 05/15/17                               6,089,089
  2,200,000 4.625%, 10/31/11 - 11/15/16 #                             2,236,608
  4,230,000 4.750%, 12/31/08 - 08/15/17 #                             4,297,123
  2,080,000 4.875%, 08/15/09 - 08/15/16 #                             2,130,273
  1,400,000 5.000%, 02/15/11 - 08/15/11                               1,443,359
    500,000 5.500%, 05/15/09                                            511,992
    400,000 5.750%, 08/15/10                                            418,531
                                                                   ------------
                                                                     37,805,747
                                                                   ------------
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
  (Cost $431,534,731)                                               429,582,899
                                                                   ------------

Portfolio of Investments
MetLife Investment Funds, Inc. / Diversified Bond Fund / September 30, 2007 (Unaudited) (continued)

Principal
Amount                                                                 Value
---------                                                           -----------
FOREIGN GOVERNMENT OBLIGATIONS - 2.2%
$ 1,250,000 Brazil Notas do Tesouro Nacional Series F
            10.000%, 01/01/17                                       $ 6,420,987
    250,000 Malaysia
            7.500%, 07/15/11                                            270,943
 18,875,000 Mexican Bonos
            7.250%, 12/15/16                                          1,655,199
  4,971,400 Notas del Banco Central de la Republica Argentina
            11.065%, 02/20/08 (a)                                     1,562,491
    100,000 Poland Government International Bond
            5.000%, 10/19/15                                             98,761
     50,000 Province of British Columbia
            4.300%, 05/30/13                                             48,031
            Province of Manitoba
     50,000 4.450%, 04/12/10                                             49,720
    200,000 9.625%, 12/01/18                                            272,375
     50,000 Province of New Brunswick Canada
            5.200%, 02/21/17                                             50,333
     20,000 Province of Nova Scotia
            5.750%, 02/27/12                                             20,771
            Province of Ontario
     50,000 3.625%, 10/21/09                                             49,199
    100,000 4.500%, 02/03/15                                             96,783
     50,000 5.450%, 04/27/16                                             51,484
            Province of Quebec
     50,000 4.600%, 05/26/15                                             48,433
     50,000 4.875%, 05/05/14                                             49,937
     50,000 7.500%, 09/15/29                                             62,224
    100,000 Region of Lombardy
            5.804%, 10/25/32                                            102,209
    100,000 Republic of Egypt
            4.450%, 09/15/15                                             97,000
            Republic of Chile
     50,000 5.500%, 01/15/13                                             50,840
     20,000 7.125%, 01/11/12                                             21,550
     50,000 Republic of Hungary
            4.750%, 02/03/15                                             48,258
            Republic of Italy
    100,000 3.250%, 05/15/09                                             98,325
    250,000 4.375%, 06/15/13                                            246,983
    200,000 6.875%, 09/27/23                                            223,583
            Republic of Korea
     30,000 4.250%, 06/01/13                                             28,199
     50,000 4.875%, 09/22/14                                             48,692
    100,000 5.625%, 11/03/25                                             97,200
            Republic of Poland
     50,000 5.250%, 01/15/14                                             50,192
     25,000 6.250%, 07/03/12                                             26,308
            Royal Bank of Scotland Group PLC
    100,000 1.000%, 03/31/49                                            100,000
    240,000 6.990%, 10/29/49 (b)                                        244,490
    890,525 Russian Federation
            7.500%, 03/31/30                                          1,004,423
            South African Republic
     35,000 6.500%, 06/02/14                                             36,838
    100,000 7.375%, 04/25/12                                            108,000
            State of Israel
    100,000 4.625%, 06/15/13                                             96,238
    295,000 5.500%, 11/09/16 - 04/26/24                                 308,175
            United Mexican States
    150,000 4.625%, 10/08/08                                            149,325
    112,000 5.625%, 01/15/17 #                                          111,664
     30,000 6.625%, 03/03/15                                             32,100
  1,550,000 6.750%, 09/27/34 #                                        1,685,625
    100,000 7.500%, 04/08/33                                            118,700
     75,000 8.125%, 12/30/19                                             91,012
    100,000 8.300%, 08/15/31                                            128,150
     75,000 11.375%, 09/15/16                                           105,637
     20,000 11.500%, 05/15/26                                            32,250
                                                                    -----------
TOTAL FOREIGN OBLIGATIONS
  (Cost $15,757,917)                                                 16,299,637
                                                                    -----------
COMMON STOCKS - 0.0%
      1,732 Applied Extrusion Technologies, Inc. Class B # (c)*           6,928
    367,973 Home Interiors & Gifts, Inc. (c)                             99,353
          3 NEON Communications Group, Inc. *                                14
                                                                    -----------
                                                                        106,295
                                                                    -----------
TOTAL COMMON STOCKS
  (Cost $213,037)                                                       106,295
                                                                    -----------
PREFERRED STOCKS - 0.1%
      1,100 Federal National Mortgage Association (a)*                   57,338
     14,600 General Motors Acceptance Corp. Class B Convertible
            5.250%                                                      310,834
                                                                    -----------
                                                                        368,172
                                                                    -----------
TOTAL PREFERRED STOCKS
  (Cost $332,206)                                                       368,172
                                                                    -----------
MUNICIPALS - 0.1%
CALIFORNIA - 0.0%
     50,000 Alameda Corridor Transportation Authority (MBIA)
            6.600%, 10/01/29                                             55,533
                                                                    -----------
ILLINOIS - 0.0%
     50,000 State of Illinois G.O.
            4.950%, 06/01/23                                             47,429
     50,000 State of Illinois G.O.
            5.100%, 06/01/33                                             46,862
                                                                    -----------
                                                                         94,291
                                                                    -----------
NEW JERSEY - 0.1%
    100,000 New Jersey Economic Development Authority, Ser. A
            (MBIA)
            7.425%, 02/15/29                                            120,468
     95,000 New Jersey State Turnpike Authority Rev. Bond
            Unrefunded Balance, Ser. B (AMBAC)
            4.252%, 01/01/16                                             89,463
                                                                    -----------
                                                                        209,931
                                                                    -----------
OREGON - 0.0%
     50,000 Oregon School Boards Association, Rev.Bond (FSA)
            5.528%, 06/30/28                                             49,027
     50,000 State of Oregon G.O.
            5.762%, 06/01/23                                             50,930
    100,000 State of Oregon G.O.
            5.892%, 06/01/27                                            103,420
                                                                    -----------
                                                                        203,377
                                                                    -----------

Portfolio of Investments
MetLife Investment Funds, Inc. / Diversified Bond Fund / September 30, 2007 (Unaudited) (continued)


Principal
Amount                                                                Value
---------                                                         ------------
VIRGINIA - 0.0%
 $ 100,000 Tobacco Settlement Financing Corp.
           6.706%, 06/01/46                                       $     92,837
                                                                  ------------
WISCONSIN - 0.0%
    50,000 State of Wisconsin, Rev. Bond, Ser. A (FSA)
           5.700%, 05/01/26                                             50,629
                                                                  ------------
TOTAL MUNICIPALS
  (Cost $712,174)                                                      706,598
                                                                  ------------
PURCHASED OPTIONS - 0.0%
PUT OPTIONS - 0.0%
    82,500 Eurodollar Futures Strike 94.00 Expires 12/17/2007                0
     1,000 U S Treasury Notes 10 year Future Strike 108.00
           Expires 11/20/2007                                              438
                                                                  ------------
                                                                           438
                                                                  ------------
TOTAL PURCHASED OPTIONS
  (Cost $61,689)                                                           438
                                                                  ------------
SHORT-TERM INVESTMENTS - 7.4%
COLLATERAL FOR SECURITIES ON LOAN - 4.3%
31,736,670 State Street Navigator Securities
           Lending Prime Portfolio (i)                              31,736,670
                                                                  ------------
MUTUAL FUND - 2.1%
15,351,006 Goldman Sachs Prime Obligations Fund 5.334% (h)          15,351,006
                                                                  ------------
REPURCHASE AGREEMENTS - 0.9%
 6,900,000 Deutsche Bank
           Repurchase Agreement dated 09/28/07
           at 4.800% to be repurchased at
           $6,902,760 on 10/01/07 collateralized
           by $6,900,000 Federal Home Loan Mortgage Corp.
           4.746% due 11/21/07
           with a value of 7,090,000.                                6,900,000
                                                                  ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 0.1%
   185,000 Government National Mortgage Association
           4.491%, 03/31/08 (d)                                        180,776
   135,000 Government National Mortgage Association
           4.745%, 03/17/08 (d)                                        131,993
                                                                  ------------
                                                                       312,769
                                                                  ------------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $98,883,916)                                                98,883,916
                                                                  ------------
TOTAL INVESTMENTS - 110.5%
(Cost $813,695,966@)                                               809,256,596
                                                                  ------------
Liabilities in excess of other assets - (10.5)%                    (76,940,725)
                                                                  ------------
TOTAL NET ASSETS - 100.0%                                         $732,315,871
                                                                  ============
--------
Notes to the Portfolio of Investments:

*       Non-income producing security.
@   -   Aggregate unrealized appreciation and depreciation based on cost for federal income tax purpose, are $6,246,878 and $10,686,248 respectively, resulting in a net unrealized depreciation of $4,439,370.
#   -   A portion or all of the security was held on loan.
(a) -   Indicates a variable rate security. The rate shown reflects the current interest rate in effect at September 30, 2007. (b) - 144A securities. Securities restricted for resale to Qualified
        Institutional Buyers.
(b) - 144A securities. Securities restricted for resale to Qualified Institutional Buyers.
(c) -   Represents a security which is fair-valued.
(d) -   Zero coupon bond--Interest rate represents current yield to maturity.
(e) - Step-up Bond. Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2007. Maturity date disclosed is the ultimate maturity.
(f) - Step-down Bond. Coupon rate decreases in increments to maturity. Rate disclosed is as of September 30, 2007. Maturity date disclosed is the ultimate maturity.
(g) -   Represents a Treasury Inflation-Protected Security (TIPS). The
        interest and redemption payments for TIPS are ties to inflation as measured by the Consumer Price Index.
(h) -   Rate quoted represents the seven day yield of the Fund.
(i) - Represents investment of collateral received from securities lending transactions.

SECURITY ABBREVIATIONS:

AMBAC--American Municipal Bond Assurance Corp.
FSA--Financial Security Assurance Co.
MBIA--Municipal Bond Insurance Association
REIT--Real Estate Investment Trust
TBA--To be Announced Security

For information regarding the Fund's Valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Reports.

Portfolio of Investments
MetLife Investment Funds, Inc. / Diversified Bond Fund / September 30, 2007 (Unaudited) (continued)

FUTURES CONTRACTS:

                                                                                                          Unrealized
Number of                                                      Expiration                               Appreciation /
Contracts       Face Value        Underlying Securities           Date    Notional Cost  Notional Value (Depreciation)
---------      -----------  ---------------------------------- ---------- -------------- -------------- --------------
Long Position
-------------
     236        59,000,000  EuroDollar Futures                  Dec-2007   $ 56,065,442   $ 56,141,450     $ 76,008
     114        28,500,000  EuroDollar Futures                  Mar-2008     27,076,857     27,211,800      134,943
     278        27,800,000  U.S. Treasury Note 5 Year Futures   Dec-2007     29,593,726     29,754,684      160,958
                                                                                                           --------
                                                                                                           $371,909
                                                                                                           ========
Short Position
--------------
    (15)        (1,500,000) U.S. Treasury Bond Futures          Dec-2007   $ (1,683,612)  $ (1,670,156)    $ 13,456
     (3)          (600,000) U.S. Treasury Note 2 Year Futures   Dec-2007       (617,563)      (621,140)      (3,577)
    (215)      (21,500,000) U.S. Treasury Note 10 Year Futures  Dec-2007    (23,514,925)   (23,495,469)      19,456
                                                                                                           --------
                                                                                                           $ 29,335
                                                                                                           ========

WRITTEN OPTIONS:

                                                                                           Expiration
Description                                                    Contracts  Exercise Price     Month      Current Value
-----------                                                    ---------- -------------- -------------- --------------
Call Options:
-------------
EuroDollar Futures                                                (46)           95.125     Dec-2007       $(23,000)
EuroDollar Futures                                                (22)           95.250     Dec-2007         (7,837)
EuroDollar Futures                                                (35)           95.500     Mar-2008        (22,094)
EuroDollar Futures                                                (15)           95.000     Mar-2008        (20,719)
U.S. Treasury Notes 10 Year Futures                                (8)          108.000     Nov-2007        (13,750)
U.S. Treasury Notes 10 Year Futures                               (19)          111.000     Nov-2007         (7,125)
                                                                                                           --------
                                                                                                           $(94,525)
                                                                                                           ========

Put Options:
------------
EuroDollar Futures                                                (111)          95.000     Dec-2007       $(31,219)
U.S. Treasury Bonds Futures                                        (4)          109.000     Nov-2007         (2,187)
U.S. Treasury Notes 5 Year Futures                                (22)          106.000     Nov-2007         (6,531)
U.S. Treasury Notes 10 Year Futures                               (21)          102.000     Nov-2007           (328)
U.S. Treasury Notes 10 Year Futures                                (9)          107.000     Nov-2007         (1,969)
U.S. Treasury Notes 10 Year Futures                                (7)          109.000     Nov-2007         (5,688)
U.S. Treasury Notes 10 Year Futures                                (9)          107.000     Feb-2008         (7,734)
                                                                                                           --------
(premiums received $148,660)                                                                               $(55,656)
                                                                                                           ========

ITEM 2. Controls and Procedures

(a) Within the 90-day period prior to the filing date of this report, the registrant's chief executive and financial officer evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940). Based upon that evaluation, the registrant's chief executive and financial officers concluded that the registrant's disclosure controls and procedures are functioning effectively to provide reasonable assurance that the registrant can meet its obligations to disclose in a timely manner material information required to be included in the registrant's reports on Form N-Q.

(b) There have been no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. Exhibits

        Certifications pursuant to Rule 30a-2(a) by the chief executive and financial officers.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: November 19, 2007                 MetLife Investment Funds, Inc.

                                    By: /s/ Alan C. Leland, Jr.
                                        --------------------------------------
                                        Alan C. Leland, Jr.
                                        President and Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: November 19, 2007                 /s/ Alan C. Leland, Jr.
                                    By: --------------------------------------
                                        Alan C. Leland, Jr.
                                        President and Chief Executive Officer

Date: November 19, 2007                 /s/ Peter H. Duffy
                                    By: --------------------------------------
                                        Peter H. Duffy
                                        Treasurer and Chief Financial Officer

                                 EXHIBIT LIST
                                 ____________

          Certifications pursuant to Rule 30a-2(a) by the chief executive and financial officers.